UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05159

RS INVESTMENT TRUST

(Exact name of registrant as specified in charter)

388 Market Street

San Francisco, CA 94111

(Address of principal executive offices) (Zip code)

Terry R. Otton

c/o RS Investments

388 Market Street

San Francisco, CA 94111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 766-3863

Date of fiscal year end: December 31

Date of reporting period: March 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.	Schedule of Investments

Schedule of Investments — RS Emerging Growth Fund †

March 31, 2009 (unaudited)	Shares	Value
Common Stocks — 91.6%
Air Transport — 1.2%
Allegiant Travel Co.(1)	62,100	$2,823,066
JetBlue Airways Corp.(1)	44,070	160,856
		2,983,922
Beverage - Soft Drinks — 1.2%
Peet’s Coffee & Tea, Inc.(1)	136,710	2,955,670
		2,955,670
Biotechnology Research & Production — 4.3%
Alexion Pharmaceuticals, Inc.(1)	95,310	3,589,374
Emergent Biosolutions, Inc.(1)	88,980	1,202,120
Halozyme Therapeutics, Inc.(1)	84,024	458,771
Myriad Genetics, Inc.(1)	87,270	3,968,167
OSI Pharmaceuticals, Inc.(1)	44,610	1,706,779
		10,925,211
Casinos & Gambling — 0.9%
Scientific Games Corp., Class A(1)	186,210	2,255,003
		2,255,003
Chemicals — 1.8%
Calgon Carbon Corp.(1)	147,529	2,090,486
FMC Corp.	59,270	2,556,908
		4,647,394
Computer Services, Software & Systems — 11.5%
3PAR, Inc.(1)	313,200	2,057,724
Akamai Technologies, Inc.(1)	210,960	4,092,624
ArcSight, Inc.(1)	73,871	943,333
comScore, Inc.(1)	111,540	1,348,519
Digital River, Inc.(1)	191,060	5,697,409
Equinix, Inc.(1)	37,280	2,093,272
GSI Commerce, Inc.(1)	311,971	4,086,820
Informatica Corp.(1)	132,510	1,757,082
Omniture, Inc.(1)	349,859	4,614,640
PROS Holdings, Inc.(1)	518,952	2,413,127
		29,104,550
Computer Technology — 2.2%
Netezza Corp.(1)	412,765	2,806,802
Super Micro Computer, Inc.(1)	331,342	1,630,203
Synaptics, Inc.(1)	46,170	1,235,509
		5,672,514
Construction — 1.1%
Insituform Technologies, Inc., Class A(1)	177,420	2,774,849
		2,774,849
Consumer Electronics — 0.7%
TiVo, Inc.(1)	253,680	1,785,907
		1,785,907
Diversified Financial Services — 0.9%
Stifel Financial Corp.(1)	53,710	2,326,180
		2,326,180
Diversified Materials & Processing — 0.8%
Hexcel Corp.(1)	298,180	1,959,043
		1,959,043
Drugs & Pharmaceuticals — 1.8%
Mylan, Inc.(1)	130,030	1,743,702
United Therapeutics Corp.(1)	41,860	2,766,528
		4,510,230
Education Services — 2.7%
American Public Education, Inc.(1)	57,980	2,438,639
Capella Education Co.(1)	34,589	1,833,217
Strayer Education, Inc.	14,380	2,586,530
		6,858,386
Electronics - Medical Systems — 4.0%
Haemonetics Corp.(1)	39,680	2,185,574
Illumina, Inc.(1)	82,282	3,064,182
Luminex Corp.(1)	156,986	2,844,586
Thoratec Corp.(1)	75,750	1,946,018
		10,040,360
Electronics - Semi-Conductors/Components — 5.0%
Atheros Communications(1)	123,836	1,815,436
Cavium Networks, Inc.(1)	213,957	2,469,064
FormFactor, Inc.(1)	104,970	1,891,559
Monolithic Power Systems, Inc.(1)	112,580	1,744,990
Netlogic Microsystems, Inc.(1)	90,860	2,496,833
O2Micro International Ltd., ADR(1)	694,673	2,375,781
		12,793,663
Financial Data Processing Services & Systems — 3.2%
CyberSource Corp.(1)	207,300	3,070,113
MSCI, Inc., Class A(1)	155,670	2,632,379
Riskmetrics Group, Inc.(1)	172,130	2,459,738
		8,162,230
Financial Information Services — 0.8%
FactSet Research Systems, Inc.	42,670	2,133,073
		2,133,073
Health Care Facilities — 0.7%
Psychiatric Solutions, Inc.(1)	114,640	1,803,287
		1,803,287
Health Care Management Services — 0.9%
Catalyst Health Solutions, Inc.(1)	118,379	2,346,272
		2,346,272
Health Care Services — 4.9%
athenahealth, Inc.(1)	134,404	3,240,480
CardioNet, Inc.(1)	128,137	3,595,524
IPC The Hospitalist Co.(1)	101,652	1,934,438
Phase Forward, Inc.(1)	159,826	2,044,175
RehabCare Group, Inc.(1)	95,320	1,662,381
		12,476,998
Identification Control & Filter Devices — 1.3%
ESCO Technologies, Inc.(1)	47,550	1,840,185
IDEX Corp.	64,430	1,409,084
		3,249,269
Insurance - Property-Casualty — 2.5%
AmTrust Financial Services, Inc.	307,255	2,934,285
Tower Group, Inc.	140,100	3,450,663
		6,384,948
Leisure Time — 1.5%
Priceline.com, Inc.(1)	48,590	3,827,920
		3,827,920
Machinery - Industrial/Specialty — 0.8%
Flow International Corp.(1)	1,169,352	1,894,350
		1,894,350
Machinery - Oil Well Equipment & Services — 3.8%
Core Laboratories N.V.	39,119	2,861,946
Dril-Quip, Inc.(1)	97,420	2,990,794
Oceaneering International, Inc.(1)	47,710	1,759,068
Superior Energy Services, Inc.(1)	163,820	2,111,640
		9,723,448
Medical & Dental Instruments & Supplies — 6.1%
Conceptus, Inc.(1)	111,493	1,310,043
Insulet Corp.(1)	283,390	1,161,899
Neogen Corp.(1)	108,182	2,361,613
NuVasive, Inc.(1)	87,410	2,742,926

†	Effective 05/01/2009, the Fund changed its name to RS Small Cap Growth Fund.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Emerging Growth Fund† (continued)

March 31, 2009 (unaudited)	Shares	Value
ResMed, Inc.(1)	70,690	$2,498,184
Vnus Medical Technologies, Inc.(1)	149,940	3,189,224
Volcano Corp.(1)	153,740	2,236,917
		15,500,806
Metals & Minerals Miscellaneous — 1.3%
Compass Minerals International, Inc.	58,250	3,283,553
		3,283,553
Miscellaneous Health Care — 1.6%
MedAssets, Inc.(1)	285,110	4,062,817
		4,062,817
Oil - Crude Producers — 1.6%
Arena Resources, Inc.(1)	97,470	2,483,536
Comstock Resources, Inc.(1)	55,260	1,646,748
		4,130,284
Printing And Copying Services — 1.9%
VistaPrint Ltd.(1)	174,900	4,808,001
		4,808,001
Restaurants — 2.6%
BJ’s Restaurants, Inc.(1)	202,150	2,811,906
P.F. Chang’s China Bistro, Inc.(1)	169,420	3,876,330
		6,688,236
Retail — 5.2%
Aeropostale, Inc.(1)	123,620	3,283,347
Lumber Liquidators, Inc.(1)	305,880	3,899,970
Netflix, Inc.(1)	64,740	2,778,641
Urban Outfitters, Inc.(1)	192,120	3,145,004
		13,106,962
Services - Commercial — 2.4%
Ctrip.com International Ltd., ADR	86,910	2,381,334
FTI Consulting, Inc.(1)	74,090	3,665,973
		6,047,307
Telecommunications Equipment — 1.0%
SBA Communications Corp., Class A(1)	109,390	2,548,787
		2,548,787
Textiles Apparel Manufacturers — 0.7%
FGX International Holdings Ltd.(1)	143,650	1,669,213
		1,669,213
Utilities - Telecommunications — 6.7%
Cbeyond, Inc.(1)	145,681	2,743,173
j2 Global Communications, Inc.(1)	215,152	4,709,677
Leap Wireless International, Inc.(1)	103,350	3,603,815
Neutral Tandem, Inc.(1)	159,311	3,920,644
Premiere Global Services, Inc.(1)	222,795	1,965,052
		16,942,361
Total Common Stocks (Cost $242,291,027)		232,383,004
Exchange-Traded Funds — 2.6%
Biotechnology Research & Production — 2.6%
iShares Nasdaq Biotechnology Index Fund	43,410	2,880,253
PowerShares Dynamic Biotechnology & Genome Portfolio(1)	103,330	1,312,291
SPDR S&P Biotech ETF	51,270	2,468,651
		6,661,195
Total Exchange-Traded Funds (Cost $7,185,700)		6,661,195

	Warrants
Warrants — 0.0%
Computer Technology — 0.0%
Lantronix, Inc.(1)(2)	14,718	932
		932
Total Warrants (Cost $0)		932

	Principal Amount
Repurchase Agreements — 6.4%
State Street Bank and Trust Co. Repurchase Agreement, 0.14% dated 3/31/2009, maturity value of $16,182,063, due 4/1/2009, collateralized by U.S. Treasury Bond, 6.25%, due 8/15/2023, with a value of $16,507,851	$16,182,000	16,182,000
Total Repurchase Agreements (Cost $16,182,000)		16,182,000
Total Investments — 100.6% (Cost $265,658,727)		255,227,131
Other Liabilities, Net — (0.6)%		(1,441,612)
Total Net Assets — 100.0%		$253,785,519

(1)	Non-income producing security.

(2)	Fair valued security.

ADR — American Depositary Receipt.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$239,044,199
Level 2 – Significant Other Observable Inputs	16,182,932
Level 3 – Significant Unobservable Inputs	—
Total	$255,227,131

†	Effective 05/01/2009, the Fund changed its name to RS Small Cap Growth Fund.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Smaller Company Growth Fund

March 31, 2009 (unaudited)	Shares	Value
Common Stocks — 93.3%
Advertising Agencies — 1.0%
DG Fastchannel, Inc.(1)	45,955	$862,575
		862,575
Air Transport — 1.1%
Allegiant Travel Co.(1)	20,370	926,020
		926,020
Beverage - Soft Drinks — 1.1%
Peet’s Coffee & Tea, Inc.(1)	43,030	930,309
		930,309
Biotechnology Research & Production — 4.9%
Alexion Pharmaceuticals, Inc.(1)	32,010	1,205,497
Emergent Biosolutions, Inc.(1)	30,010	405,435
Halozyme Therapeutics, Inc.(1)	28,108	153,470
Myriad Genetics, Inc.(1)	29,460	1,339,546
OSI Pharmaceuticals, Inc.(1)	27,650	1,057,889
		4,161,837
Casinos & Gambling — 1.5%
Scientific Games Corp., Class A(1)	109,250	1,323,017
		1,323,017
Chemicals — 1.8%
Calgon Carbon Corp.(1)	49,829	706,077
FMC Corp.	19,910	858,917
		1,564,994
Communications Technology — 0.9%
Syniverse Holdings, Inc.(1)	46,840	738,198
		738,198
Computer Services, Software & Systems — 13.7%
Akamai Technologies, Inc.(1)	66,540	1,290,876
ArcSight, Inc.(1)	34,883	445,456
comScore, Inc.(1)	37,860	457,727
Digital River, Inc.(1)	36,340	1,083,659
Ebix, Inc.(1)	39,810	989,278
EPIQ Systems, Inc.(1)	82,170	1,481,525
Equinix, Inc.(1)	17,725	995,259
Internet Brands, Inc., Class A(1)	424,823	2,493,711
Omniture, Inc.(1)	106,624	1,406,371
PROS Holdings, Inc.(1)	225,968	1,050,751
		11,694,613
Computer Technology — 0.7%
Super Micro Computer, Inc.(1)	124,381	611,954
		611,954
Construction — 1.1%
Insituform Technologies, Inc., Class A(1)	59,570	931,675
		931,675
Consumer Electronics — 0.7%
TiVo, Inc.(1)	85,200	599,808
		599,808
Diversified Financial Services — 0.9%
Stifel Financial Corp.(1)	18,040	781,312
		781,312
Diversified Materials & Processing — 0.8%
Hexcel Corp.(1)	99,908	656,396
		656,396
Drugs & Pharmaceuticals — 1.6%
Mylan, Inc.(1)	43,910	588,833
United Therapeutics Corp.(1)	12,030	795,063
		1,383,896
Education Services — 1.0%
Strayer Education, Inc.	4,820	866,973
		866,973
Electronics - Medical Systems — 3.7%
Haemonetics Corp.(1)	15,950	878,526
Illumina, Inc.(1)	20,520	764,165
Luminex Corp.(1)	48,020	870,122
Thoratec Corp.(1)	25,690	659,976
		3,172,789
Electronics - Semi-Conductors/Components — 3.8%
Cavium Networks, Inc.(1)	72,680	838,727
FormFactor, Inc.(1)	33,620	605,833
Monolithic Power Systems, Inc.(1)	38,100	590,550
Netlogic Microsystems, Inc.(1)	43,490	1,195,105
		3,230,215
Financial Data Processing Services & Systems — 3.2%
CyberSource Corp.(1)	69,618	1,031,043
MSCI, Inc., Class A(1)	53,276	900,897
Riskmetrics Group, Inc.(1)	58,160	831,106
		2,763,046
Health Care Facilities — 0.6%
Psychiatric Solutions, Inc.(1)	33,760	531,045
		531,045
Health Care Management Services — 1.0%
Catalyst Health Solutions, Inc.(1)	44,139	874,835
		874,835
Health Care Services — 5.0%
athenahealth, Inc.(1)	45,490	1,096,764
CardioNet, Inc.(1)	42,221	1,184,722
IPC The Hospitalist Co., Inc.(1)	37,740	718,192
Phase Forward, Inc.(1)	58,680	750,517
RehabCare Group, Inc.(1)	32,030	558,603
		4,308,798
Identification Control & Filter Devices — 1.3%
ESCO Technologies, Inc.(1)	15,970	618,039
IDEX Corp.	21,780	476,329
		1,094,368
Insurance - Multi-Line — 1.6%
eHealth, Inc.(1)	83,580	1,338,116
		1,338,116
Insurance - Property-Casualty — 3.0%
AmTrust Financial Services, Inc.	149,730	1,429,922
Tower Group, Inc.	47,040	1,158,595
		2,588,517
Leisure Time — 1.2%
Priceline.com, Inc.(1)	12,750	1,004,445
		1,004,445
Machinery - Industrial/Specialty — 1.2%
Flow International Corp.(1)	607,194	983,654
		983,654
Machinery - Oil Well Equipment & Services — 4.8%
Core Laboratories N.V.	17,040	1,246,647
Dril-Quip, Inc.(1)	50,170	1,540,219
Oceaneering International, Inc.(1)	15,960	588,445
Superior Energy Services, Inc.(1)	58,480	753,807
		4,129,118
Medical & Dental Instruments & Supplies — 6.8%
Conceptus, Inc.(1)	72,282	849,313
Neogen Corp.(1)	37,255	813,277
NuVasive, Inc.(1)	29,350	921,003

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Smaller Company Growth Fund (continued)

March 31, 2009 (unaudited)	Shares	Value
ResMed, Inc.(1)	21,790	$770,059
Vnus Medical Technologies, Inc.(1)	80,146	1,704,705
Volcano Corp.(1)	50,010	727,646
		5,786,003
Medical Services — 0.9%
Genoptix, Inc.(1)	28,490	777,207
		777,207
Metals & Minerals Miscellaneous — 1.3%
Compass Minerals International, Inc.	19,340	1,090,196
		1,090,196
Miscellaneous Health Care — 2.0%
MedAssets, Inc.(1)	120,580	1,718,265
		1,718,265
Oil - Crude Producers — 1.8%
Arena Resources, Inc.(1)	32,790	835,489
Comstock Resources, Inc.(1)	23,540	701,492
		1,536,981
Retail — 2.6%
Lumber Liquidators, Inc.(1)	87,810	1,119,578
Netflix, Inc.(1)	24,670	1,058,836
		2,178,414
Services - Commercial — 2.2%
Ctrip.com International Ltd., ADR	28,260	774,324
FTI Consulting, Inc.(1)	22,910	1,133,587
		1,907,911
Telecommunications Equipment — 1.0%
SBA Communications Corp., Class A(1)	36,590	852,547
		852,547
Textiles Apparel Manufacturers — 2.5%
FGX International Holdings Ltd.(1)	180,750	2,100,315
		2,100,315
Utilities - Telecommunications — 9.0%
Cbeyond, Inc.(1)	35,660	671,478
j2 Global Communications, Inc.(1)	98,670	2,159,886
Leap Wireless International, Inc.(1)	37,790	1,317,737
Neutral Tandem, Inc.(1)	62,600	1,540,586
Premiere Global Services, Inc.(1)	223,070	1,967,478
		7,657,165
Total Common Stocks (Cost $84,398,810)		79,657,527
Exchange-Traded Funds — 2.0%
iShares Russell 2000 Growth Index Fund	37,250	1,712,755
Total Exchange-Traded Funds (Cost $2,811,343)		1,712,755

	Principal Amount
Repurchase Agreements — 5.5%
State Street Bank and Trust Co. Repurchase Agreement, 0.14% dated 3/31/2009, maturity value of $4,678,018, due 4/1/2009, collateralized by U.S. Treasury Bond, 6.00%, due 2/15/2026, with a value of $4,772,885	$4,678,000	4,678,000
Total Repurchase Agreements (Cost $4,678,000)		4,678,000
Total Investments — 100.8% (Cost $91,888,153)		$86,048,282
Other Liabilities, Net — (0.8)%		(690,849)
Total Net Assets — 100.0%		$85,357,433

(1)	Non-income producing security.

ADR — American Depositary Receipt.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$81,370,282
Level 2 – Significant Other Observable Inputs	4,678,000
Level 3 – Significant Unobservable Inputs	—
Total	$86,048,282

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Select Growth Fund

March 31, 2009 (unaudited)	Shares	Value
Common Stocks — 94.0%
Air Transport — 1.6%
Allegiant Travel Co.(1)	16,730	$760,546
		760,546
Biotechnology Research & Production — 6.4%
Alexion Pharmaceuticals, Inc.(1)	18,920	712,527
Cephalon, Inc.(1)	12,410	845,121
Myriad Genetics, Inc.(1)	21,550	979,878
OSI Pharmaceuticals, Inc.(1)	11,580	443,051
		2,980,577
Casinos & Gambling — 1.5%
Scientific Games Corp., Class A(1)	57,620	697,778
		697,778
Chemicals — 1.4%
FMC Corp.	15,415	665,003
		665,003
Computer Services, Software & Systems — 9.8%
Akamai Technologies, Inc.(1)	63,040	1,222,976
Digital River, Inc.(1)	43,560	1,298,959
Equinix, Inc.(1)	14,930	838,319
McAfee, Inc.(1)	20,870	699,145
VeriSign, Inc.(1)	28,250	533,078
		4,592,477
Computer Technology — 1.8%
NetApp, Inc.(1)	56,300	835,492
		835,492
Drugs & Pharmaceuticals — 3.3%
Mylan, Inc.(1)	34,830	467,070
United Therapeutics Corp.(1)	9,760	645,038
Vertex Pharmaceuticals, Inc.(1)	15,190	436,409
		1,548,517
Education Services — 1.7%
Strayer Education, Inc.	4,540	816,610
		816,610
Electrical & Electronics — 1.6%
Amphenol Corp., Class A	25,590	729,059
		729,059
Electrical Equipment & Components — 0.7%
AMETEK, Inc.	10,430	326,146
		326,146
Electronics — 0.8%
FLIR Systems, Inc.(1)	19,100	391,168
		391,168
Electronics - Medical Systems — 4.7%
Haemonetics Corp.(1)	11,500	633,420
Illumina, Inc.(1)	31,889	1,187,546
Thoratec Corp.(1)	14,030	360,431
		2,181,397
Electronics - Semi-Conductors/Components — 4.2%
Atheros Communications(1)	23,020	337,473
Marvell Technology Group Ltd.(1)	102,670	940,457
Microchip Technology, Inc.	32,310	684,649
		1,962,579
Financial Data Processing Services & Systems — 6.8%
Alliance Data Systems Corp.(1)	19,820	732,349
CyberSource Corp.(1)	56,685	839,505
Global Payments, Inc.	24,950	833,580
MSCI, Inc., Class A(1)	45,519	769,726
		3,175,160
Financial Information Services — 1.1%
FactSet Research Systems, Inc.	10,260	512,897
		512,897
Health Care Facilities — 1.1%
Psychiatric Solutions, Inc.(1)	33,210	522,393
		522,393
Health Care Services — 1.3%
Phase Forward, Inc.(1)	48,774	623,819
		623,819
Identification Control & Filter Devices — 2.2%
Flowserve Corp.	11,840	664,461
IDEX Corp.	16,370	358,012
		1,022,473
Leisure Time — 1.9%
Priceline.com, Inc.(1)	11,610	914,636
		914,636
Machinery - Oil Well Equipment & Services — 4.9%
Core Laboratories N.V.	10,580	774,033
Dril-Quip, Inc.(1)	23,780	730,046
Oceaneering International, Inc.(1)	8,940	329,618
Smith International, Inc.	22,350	480,078
		2,313,775
Medical & Dental Instruments & Supplies — 3.2%
Inverness Medical Innovations, Inc.(1)	21,880	582,665
ResMed, Inc.(1)	25,380	896,929
		1,479,594
Medical Services — 1.3%
Covance, Inc.(1)	16,990	605,354
		605,354
Metal Fabricating — 1.2%
Precision Castparts Corp.	9,210	551,679
		551,679
Metals & Minerals Miscellaneous — 1.9%
Compass Minerals International, Inc.	16,140	909,812
		909,812
Oil - Crude Producers — 1.6%
Range Resources Corp.	17,850	734,706
		734,706
Printing And Copying Services — 2.7%
VistaPrint Ltd.(1)	46,890	1,289,006
		1,289,006
Production Technology Equipment — 1.5%
Lam Research Corp.(1)	30,600	696,762
		696,762
Restaurants — 3.6%
Burger King Holdings, Inc.	32,130	737,384
P.F. Chang’s China Bistro, Inc.(1)	40,990	937,851
		1,675,235
Retail — 5.3%
Ross Stores, Inc.	32,110	1,152,107
Urban Outfitters, Inc.(1)	80,430	1,316,639
		2,468,746
Securities Brokerage & Services — 1.9%
CME Group, Inc.	1,790	441,038
IntercontinentalExchange, Inc.(1)	5,900	439,373
		880,411
Services - Commercial — 4.4%
Ctrip.com International Ltd., ADR	19,550	535,670
FTI Consulting, Inc.(1)	22,080	1,092,518
Ritchie Bros Auctioneers, Inc.	23,850	443,372
		2,071,560

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Select Growth Fund (continued)

March 31, 2009 (unaudited)	Shares	Value
Telecommunications Equipment — 1.2%
American Tower Corp., Class A(1)	18,080	$550,174
		550,174
Truckers — 1.1%
C.H. Robinson Worldwide, Inc.	10,980	500,798
		500,798
Utilities - Telecommunications — 4.3%
j2 Global Communications, Inc.(1)	55,958	1,224,921
Leap Wireless International, Inc.(1)	22,390	780,739
		2,005,660
Total Common Stocks (Cost $45,077,243)		43,991,999

	Principal Amount
Repurchase Agreements — 5.4%
State Street Bank and Trust Co. Repurchase Agreement, 0.14% dated 3/31/2009, maturity value of $2,522,010 due 4/1/2009, collateralized by U.S. Treasury Bond, 6.00%, due 2/15/2026, with a value of $2,574,585	$2,522,000	2,522,000
Total Repurchase Agreements (Cost $2,522,000)		2,522,000
Total Investments — 99.4% (Cost $47,599,243)		46,513,999
Other Assets, Net — 0.6%		297,149
Total Net Assets — 100.0%		$46,811,148

(1)	Non-income producing security.

ADR — American Depositary Receipt.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$43,991,999
Level 2 – Significant Other Observable Inputs	2,522,000
Level 3 – Significant Unobservable Inputs	—
Total	$46,513,999

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS MidCap Opportunities Fund †

March 31, 2009 (unaudited)	Shares	Value
Common Stocks — 93.6%
Biotechnology Research & Production — 4.1%
Celgene Corp.(1)	12,890	$572,316
Cephalon, Inc.(1)	9,340	636,054
Myriad Genetics, Inc.(1)	13,860	630,214
OSI Pharmaceuticals, Inc.(1)	10,440	399,435
		2,238,019
Cable Television Services — 2.9%
The DIRECTV Group, Inc.(1)	69,470	1,583,221
		1,583,221
Chemicals — 1.4%
FMC Corp.	17,950	774,363
		774,363
Computer Services, Software & Systems — 7.3%
Akamai Technologies, Inc.(1)	96,360	1,869,384
McAfee, Inc.(1)	43,790	1,466,965
VeriSign, Inc.(1)	32,970	622,144
		3,958,493
Computer Technology — 1.1%
EMC Corp.(1)	53,330	607,962
		607,962
Drugs & Pharmaceuticals — 3.4%
Mead Johnson Nutrition Co., Class A(1)	25,010	722,039
Mylan, Inc.(1)	32,770	439,446
United Therapeutics Corp.(1)	6,550	432,889
Vertex Pharmaceuticals, Inc.(1)	9,250	265,752
		1,860,126
Education Services — 1.7%
Strayer Education, Inc.	5,300	953,311
		953,311
Electrical & Electronics — 4.6%
Amphenol Corp., Class A	42,230	1,203,133
Corning, Inc.	96,080	1,274,981
		2,478,114
Electrical Equipment & Components — 0.7%
AMETEK, Inc.	12,150	379,931
		379,931
Electronics — 0.8%
FLIR Systems, Inc.(1)	22,290	456,499
		456,499
Electronics - Medical Systems — 2.2%
Illumina, Inc.(1)	31,900	1,187,956
		1,187,956
Electronics - Other — 2.5%
Activision Blizzard, Inc.(1)	130,330	1,363,252
		1,363,252
Electronics - Semi-Conductors/Components — 8.4%
Broadcom Corp., Class A(1)	84,330	1,684,913
Marvell Technology Group Ltd.(1)	126,130	1,155,351
Microchip Technology, Inc.	54,890	1,163,119
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	64,110	573,785
		4,577,168
Financial Data Processing Services & Systems — 3.6%
Global Payments, Inc.	29,300	978,913
MasterCard, Inc., Class A	5,720	957,986
		1,936,899
Financial Information Services — 1.1%
FactSet Research Systems, Inc.	11,950	597,381
		597,381
Identification Control & Filter Devices — 2.2%
Flowserve Corp.	13,840	776,701
IDEX Corp.	19,140	418,592
		1,195,293
Investment Management Companies — 1.5%
Northern Trust Corp.	13,770	823,721
		823,721
Leisure Time — 2.1%
Priceline.com, Inc.(1)	14,390	1,133,644
		1,133,644
Machinery - Oil Well Equipment & Services — 3.9%
Core Laboratories N.V.	13,270	970,833
Oceaneering International, Inc.(1)	10,520	387,872
Smith International, Inc.	34,760	746,645
		2,105,350
Medical & Dental Instruments & Supplies — 4.6%
Inverness Medical Innovations, Inc.(1)	20,810	554,170
ResMed, Inc.(1)	18,910	668,280
St. Jude Medical, Inc.(1)	34,710	1,261,014
		2,483,464
Medical Services — 2.6%
Covance, Inc.(1)	17,090	608,917
Quest Diagnostics, Inc.	17,400	826,152
		1,435,069
Metal Fabricating — 1.2%
Precision Castparts Corp.	10,770	645,123
		645,123
Metals & Minerals Miscellaneous — 2.1%
Compass Minerals International, Inc.	20,450	1,152,766
		1,152,766
Oil - Crude Producers — 4.1%
Comstock Resources, Inc.(1)	11,890	354,322
Range Resources Corp.	20,930	861,479
Southwestern Energy Co.(1)	34,720	1,030,837
		2,246,638
Production Technology Equipment — 1.6%
Lam Research Corp.(1)	38,380	873,913
		873,913
Restaurants — 3.0%
Burger King Holdings, Inc.	29,970	687,811
Yum! Brands, Inc.	34,470	947,236
		1,635,047
Retail — 8.1%
Advance Auto Parts, Inc.	9,520	391,081
Aeropostale, Inc.(1)	31,659	840,863
Netflix, Inc.(1)	14,040	602,597
Ross Stores, Inc.	40,400	1,449,552
Urban Outfitters, Inc.(1)	69,870	1,143,772
		4,427,865
Securities Brokerage & Services — 2.0%
CME Group, Inc.	2,090	514,955
IntercontinentalExchange, Inc.(1)	7,360	548,099
		1,063,054
Services - Commercial — 3.2%
FTI Consulting, Inc.(1)	24,370	1,205,828
Ritchie Bros. Auctioneers, Inc.	28,000	520,520
		1,726,348
Telecommunications Equipment — 3.1%
American Tower Corp., Class A(1)	54,950	1,672,128
		1,672,128

†	Effective 05/01/2009, the Fund changed its name to RS Mid Cap Growth Fund.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS MidCap Opportunities Fund† (continued)

March 31, 2009 (unaudited)	Shares	Value
Truckers — 1.2%
C.H. Robinson Worldwide, Inc.	13,830	$630,786
		630,786
Utilities - Telecommunications — 1.3%
NII Holdings, Inc.(1)	47,500	712,500
		712,500
Total Common Stocks (Cost $51,635,020)		50,915,404

	Principal Amount
Repurchase Agreements — 4.9%
State Street Bank and Trust Co. Repurchase Agreement, 0.14% dated 3/31/2009, maturity value of $2,655,010, due 4/1/2009, collateralized by U.S. Treasury Bond, 6.25%, due 8/15/2023, with a value of $2,712,806	$2,655,000	2,655,000
Total Repurchase Agreements (Cost $2,655,000)		2,655,000
Total Investments — 98.5% (Cost $54,290,020)		53,570,404
Other Assets, Net — 1.5%		837,751
Total Net Assets — 100.0%		$54,408,155

(1)	Non-income producing security.

ADR — American Depositary Receipt.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$50,915,404
Level 2 – Significant Other Observable Inputs	2,655,000
Level 3 – Significant Unobservable Inputs	—
Total	$53,570,404

†	Effective 05/01/2009, the Fund changed its name to RS Mid Cap Growth Fund.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Growth Fund

March 31, 2009 (unaudited)	Shares	Value
Common Stocks — 96.1%
Biotechnology Research & Production — 4.1%
Celgene Corp.(1)	51,590	$2,290,596
Cephalon, Inc.(1)	18,750	1,276,875
		3,567,471
Cable Television Services — 1.0%
The DIRECTV Group, Inc.(1)	37,350	851,207
		851,207
Chemicals — 2.0%
Ecolab, Inc.	50,000	1,736,500
		1,736,500
Communications Technology — 6.3%
Cisco Systems, Inc.(1)	164,510	2,758,833
QUALCOMM, Inc.	71,110	2,766,890
		5,525,723
Computer Services, Software & Systems — 7.5%
Google, Inc., Class A(1)	7,200	2,506,032
McAfee, Inc.(1)	26,970	903,495
Microsoft Corp.	76,480	1,404,938
Oracle Corp.(1)	54,620	986,983
VeriSign, Inc.(1)	38,670	729,703
		6,531,151
Computer Technology — 5.4%
Apple, Inc.(1)	26,800	2,817,216
International Business Machines Corp.	11,000	1,065,790
NetApp, Inc.(1)	58,310	865,320
		4,748,326
Consumer Products — 1.9%
Nintendo Co., Ltd., ADR	46,270	1,688,855
		1,688,855
Diversified Production — 1.5%
Danaher Corp.	24,130	1,308,329
		1,308,329
Drugs & Pharmaceuticals — 6.6%
Abbott Laboratories	46,120	2,199,924
Bristol-Myers Squibb Co.	78,070	1,711,294
Gilead Sciences, Inc.(1)	40,770	1,888,467
		5,799,685
Electronics - Medical Systems — 0.6%
Illumina, Inc.(1)	12,990	483,748
		483,748
Electronics - Other — 1.5%
Electronic Arts, Inc.(1)	74,110	1,348,061
		1,348,061
Electronics - Semi-Conductors/Components — 3.7%
Intel Corp.	151,440	2,279,172
MEMC Electronic Materials, Inc.(1)	56,560	932,674
		3,211,846
Energy Equipment — 1.1%
First Solar, Inc.(1)	6,920	918,284
		918,284
Fertilizers — 2.1%
Monsanto Co.	21,590	1,794,129
		1,794,129
Financial Data Processing Services & Systems — 2.8%
Lender Processing Services, Inc.	20,910	640,055
Visa, Inc., Class A	33,180	1,844,808
		2,484,863
Foods — 4.4%
Kellogg Co.	33,140	1,213,918
Sysco Corp.	59,200	1,349,760
Unilever PLC, ADR	66,420	1,257,331
		3,821,009
Health Care Services — 1.5%
Medco Health Solutions, Inc.(1)	31,130	1,286,914
		1,286,914
Machinery - Oil Well Equipment & Services — 1.3%
Schlumberger Ltd.	27,010	1,097,146
		1,097,146
Medical & Dental Instruments & Supplies — 1.3%
St. Jude Medical, Inc.(1)	30,520	1,108,792
		1,108,792
Metal Fabricating — 2.0%
Precision Castparts Corp.	28,440	1,703,556
		1,703,556
Offshore Drilling — 1.3%
Transocean Ltd.(1)	18,960	1,115,606
		1,115,606
Oil - Crude Producers — 5.2%
Occidental Petroleum Corp.	28,440	1,582,686
Range Resources Corp.	36,920	1,519,627
Southwestern Energy Co.(1)	47,780	1,418,588
		4,520,901
Pollution Control And Environmental Services — 1.6%
Republic Services, Inc.	83,340	1,429,281
		1,429,281
Publishing - Miscellaneous — 1.0%
The McGraw-Hill Cos., Inc.	39,500	903,365
		903,365
Radio & Tv Broadcasters — 1.1%
Grupo Televisa S.A., ADR	67,970	927,111
		927,111
Railroads — 1.3%
CSX Corp.	43,380	1,121,373
		1,121,373
Real Estate Investment Trusts — 0.9%
Simon Property Group, Inc.	21,700	751,688
		751,688
Restaurants — 2.3%
McDonald’s Corp.	37,220	2,031,095
		2,031,095
Retail — 5.2%
Target Corp.	58,180	2,000,810
Wal-Mart Stores, Inc.	49,060	2,556,026
		4,556,836
Securities Brokerage & Services — 3.5%
Interactive Brokers Group, Inc., Class A(1)	87,310	1,408,310
IntercontinentalExchange, Inc.(1)	8,150	606,931
The Charles Schwab Corp.	68,910	1,068,105
		3,083,346
Services - Commercial — 1.3%
Accenture Ltd., Class A	42,110	1,157,604
		1,157,604
Soaps & Household Chemicals — 1.7%
Colgate-Palmolive Co.	25,580	1,508,708
		1,508,708
Telecommunications Equipment — 1.2%
Nokia Oyj, ADR	88,390	1,031,511
		1,031,511
Tobacco — 4.1%
Lorillard, Inc.	14,320	884,117

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Growth Fund (continued)

March 31, 2009 (unaudited)	Shares	Value
Philip Morris International, Inc.	76,500	$2,721,870
		3,605,987
Transportation Miscellaneous — 2.3%
United Parcel Service, Inc., Class B	39,930	1,965,355
		1,965,355
Truckers — 1.0%
J.B. Hunt Transport Services, Inc.	35,670	860,004
		860,004
Utilities - Electrical — 1.0%
Public Service Enterprise Group, Inc.	30,890	910,328
		910,328
Utilities - Telecommunications — 1.5%
America Movil SAB de C.V., ADR, Series L	49,290	1,334,773
		1,334,773
Total Common Stocks (Cost $88,022,411)		83,830,467

	Principal Amount
Repurchase Agreements — 2.1%
State Street Bank and Trust Co. Repurchase Agreement, 0.14% dated 3/31/2009, maturity value of $1,772,007, due 4/1/2009, collateralized by U.S. Treasury Bond, 6.00%, due 2/15/2026, with a value of $1,808,811	$1,772,000	1,772,000
Total Repurchase Agreements (Cost $1,772,000)		1,772,000
Total Investments — 98.2% (Cost $89,794,411)		85,602,467
Other Assets, Net — 1.8%		1,606,827
Total Net Assets — 100.0%		$87,209,294

(1)	Non-income producing security.

ADR — American Depositary Receipt.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$83,830,467
Level 2 – Significant Other Observable Inputs	1,772,000
Level 3 – Significant Unobservable Inputs	—
Total	$85,602,467

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Technology Fund

March 31, 2009 (unaudited)	Shares	Value
Common Stocks — 94.4%
Advertising Agencies — 1.0%
ValueClick, Inc.(1)	91,409	$777,891
		777,891
Cable Television Services — 0.9%
The DIRECTV Group, Inc.(1)	29,030	661,594
		661,594
Communications Technology — 13.0%
Aruba Networks, Inc.(1)	216,090	678,523
Brocade Communications Systems, Inc.(1)	538,340	1,857,273
Ceragon Networks Ltd.(1)	163,870	696,447
Cisco Systems, Inc.(1)	118,840	1,992,947
QUALCOMM, Inc.	73,550	2,861,830
Research In Motion Ltd.(1)	12,910	556,034
ShoreTel, Inc.(1)	94,340	406,605
Sonus Networks, Inc.(1)	364,770	572,689
		9,622,348
Computer Services, Software & Systems — 30.3%
3PAR, Inc.(1)	71,600	470,412
Akamai Technologies, Inc.(1)	70,900	1,375,460
ArcSight, Inc.(1)	21,529	274,925
comScore, Inc.(1)	38,990	471,389
Digital River, Inc.(1)	88,550	2,640,561
Equinix, Inc.(1)	12,600	707,490
Google, Inc., Class A(1)	10,810	3,762,529
GSI Commerce, Inc.(1)	132,589	1,736,916
Informatica Corp.(1)	33,620	445,801
Internet Brands, Inc., Class A(1)	212,779	1,249,013
McAfee, Inc.(1)	30,690	1,028,115
Microsoft Corp.	175,660	3,226,874
Omniture, Inc.(1)	116,477	1,536,332
PROS Holdings, Inc.(1)	267,304	1,242,964
VeriSign, Inc.(1)	44,290	835,752
Yahoo! Inc.(1)	107,910	1,382,327
		22,386,860
Computer Technology — 10.9%
Apple, Inc.(1)	27,430	2,883,441
EMC Corp.(1)	61,820	704,748
NetApp, Inc.(1)	65,300	969,052
Netezza Corp.(1)	103,910	706,588
Seagate Technology	350,140	2,104,341
Super Micro Computer, Inc.(1)	67,052	329,896
Synaptics, Inc.(1)	13,360	357,514
		8,055,580
Consumer Electronics — 2.0%
TiVo, Inc.(1)	210,540	1,482,202
		1,482,202
Consumer Products — 2.5%
Nintendo Co., Ltd., ADR	50,180	1,831,570
		1,831,570
Electrical & Electronics — 1.0%
Corning, Inc.	55,910	741,926
		741,926
Electronics - Other — 0.9%
Activision Blizzard, Inc.(1)	65,650	686,699
		686,699
Electronics - Semi-Conductors/Components — 14.4%
Atheros Communications(1)	36,220	530,985
Broadcom Corp., Class A(1)	69,180	1,382,217
Cavium Networks, Inc.(1)	61,441	709,029
FormFactor, Inc.(1)	43,860	790,357
Hittite Microwave Corp.(1)	24,870	775,944
Marvell Technology Group Ltd.(1)	147,290	1,349,176
Micron Technology, Inc.(1)	194,000	787,640
Monolithic Power Systems, Inc.(1)	54,660	847,230
Netlogic Microsystems, Inc.(1)	26,200	719,976
O2Micro International Ltd., ADR(1)	560,168	1,915,775
ON Semiconductor Corp.(1)	136,840	533,676
PLX Technology, Inc.(1)	143,372	311,117
		10,653,122
Leisure Time — 1.7%
Priceline.com, Inc.(1)	16,030	1,262,843
		1,262,843
Machinery - Industrial/Specialty — 0.7%
Flow International Corp.(1)	306,950	497,259
		497,259
Printing And Copying Services — 1.6%
VistaPrint Ltd.(1)	41,780	1,148,532
		1,148,532
Retail — 5.4%
Amazon.com, Inc.(1)	30,180	2,216,419
Netflix, Inc.(1)	18,860	809,471
Shutterfly, Inc.(1)	103,680	971,482
		3,997,372
Services - Commercial — 1.1%
Ctrip.com International Ltd., ADR	30,680	840,632
		840,632
Telecommunications Equipment — 1.0%
American Tower Corp., Class A(1)	23,830	725,147
		725,147
Utilities - Telecommunications — 6.0%
Cbeyond, Inc.(1)	42,650	803,099
j2 Global Communications, Inc.(1)	64,467	1,411,183
Leap Wireless International, Inc.(1)	39,730	1,385,385
NII Holdings, Inc.(1)	53,390	800,850
		4,400,517
Total Common Stocks (Cost $76,440,803)		69,772,094

	Warrants
Warrants — 0.0%
Computer Technology — 0.0%
Lantronix, Inc.(1)(2)	2,878	182
		182
Total Warrants (Cost $0)		182

	Principal Amount
Repurchase Agreements — 4.2%
State Street Bank and Trust Co. Repurchase Agreement, 0.14% dated 3/31/2009, maturity value of $3,086,012, due 4/1/2009, collateralized by U.S. Treasury Bond, 6.00%, due 2/15/2026, with a value of $3,148,916	$3,086,000	3,086,000
Total Repurchase Agreements (Cost $3,086,000)		3,086,000

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Technology Fund (continued)

Total Investments — 98.6% (Cost $79,526,803)	$72,858,276
Other Assets, Net — 1.4%	1,060,115
Total Net Assets — 100.0%	$73,918,391

(1)	Non-income producing security.

(2)	Fair valued security.

ADR — American Depositary Receipt.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$69,772,094
Level 2 – Significant Other Observable Inputs	3,086,182
Level 3 – Significant Unobservable Inputs	—
Total	$72,858,276

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Partners Fund

March 31, 2009 (unaudited)	Shares	Value
Common Stocks — 84.4%
Auto Parts - Original Equipment — 1.6%
BorgWarner, Inc.	827,786	$16,804,056
		16,804,056
Banks - Outside New York City — 3.1%
City National Corp.	307,597	10,387,551
Commerce Bancshares, Inc.	303,087	11,002,058
FirstMerit Corp.	671,627	12,223,611
		33,613,220
Cable Television Services — 2.1%
Liberty Global, Inc., Class A(1)	340,278	4,954,448
Liberty Global, Inc., Series C(1)	1,259,441	17,795,901
		22,750,349
Casinos & Gambling — 3.1%
Scientific Games Corp., Class A(1)	2,755,317	33,366,889
		33,366,889
Coal — 2.5%
Peabody Energy Corp.	1,078,800	27,013,152
		27,013,152
Communications Technology — 2.9%
Comverse Technology, Inc.(1)	5,469,202	31,393,219
		31,393,219
Computer Services, Software & Systems — 6.7%
ACI Worldwide, Inc.(1)(2)	3,135,166	58,784,363
Progress Software Corp.(1)	800,245	13,892,253
		72,676,616
Education Services — 3.6%
Career Education Corp.(1)	1,620,326	38,823,011
		38,823,011
Electronics - Semi-Conductors/Components — 1.8%
Atmel Corp.(1)	5,422,878	19,685,047
		19,685,047
Entertainment — 2.9%
Lions Gate Entertainment Corp.(1)	5,263,606	26,581,210
Live Nation, Inc.(1)	1,790,116	4,779,610
		31,360,820
Financial Data Processing Services & Systems — 10.0%
Broadridge Financial Solutions, Inc.	1,973,868	36,733,683
Euronet Worldwide, Inc.(1)(2)	3,111,568	40,637,078
Jack Henry & Associates, Inc.	1,907,402	31,128,801
		108,499,562
Financial Miscellaneous — 1.0%
MoneyGram International, Inc.(1)(2)	8,961,217	10,574,236
		10,574,236
Foods — 3.4%
NBTY, Inc.(1)	2,608,779	36,731,608
		36,731,608
Health Care Management Services — 3.3%
Magellan Health Services, Inc.(1)	970,368	35,360,210
		35,360,210
Insurance - Life — 1.5%
Torchmark Corp.	616,642	16,174,520
		16,174,520
Insurance - Multi-Line — 1.7%
Assurant, Inc.	865,133	18,842,597
		18,842,597
Insurance - Property-Casualty — 6.9%
Alleghany Corp.(1)	37,611	10,186,317
Arch Capital Group Ltd.(1)	351,376	18,925,111
Employers Holdings, Inc.	1,003,687	9,575,174
First American Corp.	806,816	21,388,692
Hanover Insurance Group, Inc.	513,670	14,803,970
		74,879,264
Investment Management Companies — 3.4%
Affiliated Managers Group, Inc.(1)	559,693	23,344,795
SEI Investments Co.	1,083,994	13,235,567
		36,580,362
Machinery - Oil Well Equipment & Services — 1.3%
Key Energy Services, Inc.(1)	5,083,116	14,639,374
		14,639,374
Medical & Dental Instruments & Supplies — 0.5%
The Cooper Cos., Inc.	212,831	5,627,252
		5,627,252
Metal Fabricating — 1.6%
The Timken Co.	1,237,040	17,269,078
		17,269,078
Misc. Business & Consumer Discretionary — 3.5%
Coinstar, Inc.(1)	1,166,170	38,203,729
		38,203,729
Oil - Crude Producers — 7.0%
Concho Resources, Inc.(1)	1,362,379	34,863,279
Denbury Resources, Inc.(1)	2,765,954	41,102,076
		75,965,355
Real Estate — 0.7%
MI Developments, Inc., Class A	1,160,695	7,126,667
		7,126,667
Real Estate Investment Trusts — 0.3%
Redwood Trust, Inc.	183,174	2,811,721
		2,811,721
Savings & Loan — 0.8%
First Niagara Financial Group, Inc.	831,603	9,064,473
		9,064,473
Services - Commercial — 0.3%
Monster Worldwide, Inc.(1)	413,635	3,371,125
		3,371,125
Shoes — 3.1%
Iconix Brand Group, Inc.(1)(2)	3,735,949	33,063,149
		33,063,149
Steel — 2.8%
Allegheny Technologies, Inc.	1,374,148	30,135,066
		30,135,066
Textiles Apparel Manufacturers — 1.0%
Carter’s, Inc.(1)	586,992	11,041,319
		11,041,319
Total Common Stocks (Cost $1,163,042,389)		913,447,046
Depositary Securities — 2.2%
Diversified Financial Services — 1.6%
KKR Private Equity Investors, L.P.(1)(3)(4)	5,895,037	17,386,887
		17,386,887
Investment Management Companies — 0.6%
AP Alternative Assets, L.P. (2)(3)(4)	4,831,903	6,724,139
		6,724,139
Total Depositary Securities (Cost $189,639,154)		24,111,026

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Partners Fund (continued)

March 31, 2009 (unaudited)	Principal Amount	Value
Repurchase Agreements — 12.3%
State Street Bank and Trust Co. Repurchase Agreement, 0.14% dated 3/31/2009, maturity value of $133,000,517, due 4/1/2009, collateralized by U.S. Treasury Bond, 6.25%, due 8/15/2023, with a value of $73,489,967, U.S. Treasury Bond, 6.00%, due 2/15/2026, with a value of $62,172,927	$133,000,000	$133,000,000
Total Repurchase Agreements (Cost $133,000,000)		133,000,000
Total Investments — 98.9% (Cost $1,485,681,543)		1,070,558,072
Other Assets, Net — 1.1%		11,650,631
Total Net Assets — 100.0%		$1,082,208,703

(1)	Non-income producing security.

(2)	Affiliated issuer.

(3)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At March 31, 2009, the aggregate market value of these securities amounted to $24,111,026, representing 2.2% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(4)	Restricted depositary units.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$913,447,046
Level 2 – Significant Other Observable Inputs	157,111,026
Level 3 – Significant Unobservable Inputs	—
Total	$1,070,558,072

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Value Fund

March 31, 2009 (unaudited)		Shares	Value
Common Stocks — 81.7%
Building Materials — 3.1%
Martin Marietta Materials, Inc.		481,244	$38,162,649
			38,162,649
Cable Television Services — 2.2%
Liberty Global, Inc., Class A(1)		3,787	55,139
Liberty Global, Inc., Series C(1)		1,889,579	26,699,751
			26,754,890
Casinos & Gambling — 3.2%
Scientific Games Corp., Class A(1)		3,183,902	38,557,053
			38,557,053
Chemicals — 5.2%
Eastman Chemical Co.		1,233,070	33,046,276
Praxair, Inc.		454,314	30,570,789
			63,617,065
Coal — 2.2%
Peabody Energy Corp.		1,075,420	26,928,517
			26,928,517
Communications Technology — 3.3%
Comverse Technology, Inc.(1)		7,044,126	40,433,283
			40,433,283
Diversified Financial Services — 2.4%
Ameriprise Financial, Inc.		1,433,265	29,367,600
			29,367,600
Drugs & Pharmaceuticals — 4.6%
Biovail Corp.		4,332,226	47,437,875
Mead Johnson Nutrition Co., Class A(1)		270,707	7,815,311
			55,253,186
Education Services — 4.8%
Career Education Corp.(1)		2,455,789	58,840,704
			58,840,704
Electronics - Instruments Gauges & Meters — 1.1%
Agilent Technologies, Inc.(1)		826,600	12,704,842
			12,704,842
Electronics - Semi-Conductors/Components — 2.8%
Atmel Corp.(1)		9,446,735	34,291,648
			34,291,648
Health Care Facilities — 0.2%
Sunrise Senior Living, Inc.(1)(2)		3,712,784	2,524,693
			2,524,693
Health Care Management Services — 1.2%
Magellan Health Services, Inc.(1)		383,209	13,964,136
			13,964,136
Insurance - Life — 1.6%
AFLAC, Inc.		1,009,039	19,534,995
			19,534,995
Insurance - Multi-Line — 6.1%
Aon Corp.		1,259,078	51,395,564
Assurant, Inc.		1,040,077	22,652,877
			74,048,441
Insurance - Property-Casualty — 8.2%
ACE Ltd.		805,840	32,555,936
Fidelity National Financial, Inc., Class A		1,849,811	36,089,813
PartnerRe Ltd.		496,200	30,799,134
			99,444,883
Investment Management Companies — 2.3%
Invesco Ltd.		2,016,691	27,951,337
			27,951,337

	Foreign Currency
Leisure Time — 0.8%
Interval Leisure Group, Inc.(1)		1,883,923	9,984,792
			9,984,792
Medical & Dental Instruments & Supplies — 2.1%
Covidien Ltd.		305,094	10,141,325
Zimmer Holdings, Inc.(1)		424,462	15,492,863
			25,634,188
Metals & Minerals Miscellaneous — 0.1%
Ivanhoe Nickel & Platinum Ltd.(1)(3)(4)(5)		698,422	1,173,349
			1,173,349
Oil - Crude Producers — 6.9%
Talisman Energy, Inc.	CAD	3,768,482	39,902,629
XTO Energy, Inc.		1,426,756	43,687,269
			83,589,898
Real Estate — 0.5%
MI Developments, Inc., Class A		1,015,203	6,233,346
			6,233,346
Real Estate Investment Trusts — 1.6%
Alexandria Real Estate Equities, Inc.		548,519	19,966,092
			19,966,092
Retail — 3.0%
Advance Auto Parts, Inc.		885,230	36,365,248
			36,365,248
Savings & Loan — 2.0%
People’s United Financial, Inc.		1,366,395	24,554,118
			24,554,118
Services - Commercial — 2.6%
Convergys Corp.(1)		1,315,607	10,630,104
Copart, Inc.(1)		709,460	21,042,584
			31,672,688
Steel — 3.1%
Allegheny Technologies, Inc.		1,696,935	37,213,785
			37,213,785
Utilities - Electrical — 2.7%
FirstEnergy Corp.		845,340	32,630,124
			32,630,124
Utilities - Miscellaneous — 1.8%
Calpine Corp.(1)		3,127,670	21,299,433
			21,299,433
Total Common Stocks (Cost $1,511,979,887)			992,696,983
Depositary Securities — 2.1%
Diversified Financial Services — 1.7%
KKR Private Equity Investors, L.P.(1)(6)(7)		6,792,925	20,035,128
			20,035,128
Investment Management Companies — 0.4%
AP Alternative Assets, L.P.(6)(7)		3,687,987	5,132,250
			5,132,250
Total Depositary Securities (Cost $189,391,037)			25,167,378

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Value Fund (continued)

March 31, 2009 (unaudited)	Principal Amount	Value
Repurchase Agreements — 16.3%
State Street Bank and Trust Co. Repurchase Agreement, 0.14% dated 3/31/2009, maturity value of $197,600,768, due 4/1/2009, collateralized by U.S. Treasury Bond, 6.25%, due 8/15/2023, with a value of $201,552,868	$197,600,000	$197,600,000
Total Repurchase Agreements (Cost $197,600,000)		197,600,000
Total Investments — 100.1% (Cost $1,898,970,924)		1,215,464,361
Other Liabilities, Net — (0.1)%		(671,941)
Total Net Assets — 100.0%		$1,214,792,420

(1)	Non-income producing security.

(2)	Affiliated issuer.

(3)	Security deemed illiquid by the investment adviser.

(4)	Restricted security.

(5)	Fair valued security.

(6)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At March 31, 2009, the aggregate market value of these securities amounted to $25,167,378, representing 2.1% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(7)	Restricted depositary units.

Foreign-Denominated Security

Canadian Dollar — CAD

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$991,523,634
Level 2 – Significant Other Observable Inputs	222,767,378
Level 3 – Significant Unobservable Inputs	1,173,349
Total	$1,215,464,361

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities
Balance as of 12/31/08	$1,173,349
Change in unrealized appreciation/(depreciation)	—
Net purchases/(sales)	—
Net transfers in and/or out of Level 3	—
Balance as of 03/31/09	$1,173,349

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investors Fund

March 31, 2009 (unaudited)	Shares	Value
Common Stocks — 88.8%
Cable Television Services — 4.5%
Liberty Global, Inc., Series C(1)	29,500	$416,835
		416,835
Casinos & Gambling — 5.0%
Scientific Games Corp., Class A(1)	38,292	463,716
		463,716
Chemicals — 7.6%
Eastman Chemical Co.	14,000	375,200
Praxair, Inc.	4,900	329,721
		704,921
Coal — 4.7%
Peabody Energy Corp.	17,400	435,696
		435,696
Communications Technology — 5.5%
Comverse Technology, Inc.(1)	90,009	516,652
		516,652
Computer Services, Software & Systems — 4.7%
ACI Worldwide, Inc.(1)	23,423	439,181
		439,181
Education Services — 5.2%
Career Education Corp.(1)	20,199	483,968
		483,968
Foods — 5.2%
NBTY, Inc.(1)	34,815	490,195
		490,195
Insurance - Multi-Line — 4.9%
Aon Corp.	11,100	453,102
		453,102
Insurance - Property-Casualty — 4.1%
ACE Ltd.	9,585	387,234
		387,234
Investment Management Companies — 4.5%
Invesco Ltd.	30,350	420,651
		420,651
Misc. Business & Consumer Discretionary — 5.1%
Coinstar, Inc.(1)	14,468	473,972
		473,972
Oil - Crude Producers — 10.6%
Denbury Resources, Inc.(1)	36,623	544,218
XTO Energy, Inc.	14,500	443,990
		988,208
Shoes — 5.4%
Iconix Brand Group, Inc.(1)	57,218	506,379
		506,379
Steel — 4.5%
Allegheny Technologies, Inc.	18,974	416,100
		416,100
Utilities - Electrical — 3.2%
FirstEnergy Corp.	7,800	301,080
		301,080
Utilities - Miscellaneous — 4.1%
Calpine Corp.(1)	55,943	380,972
		380,972
Total Common Stocks (Cost $10,455,326)		8,278,862
Depositary Securities — 3.8%
Diversified Financial Services — 3.1%
KKR Private Equity Investors, L.P.(1)(2)(3)	98,046	289,178
		289,178
Investment Management Companies — 0.7%
AP Alternative Assets, L.P.(2)(3)	43,958	61,172
		61,172
Total Depositary Securities (Cost $2,952,150)		350,350

	Principal Amount
Repurchase Agreements — 6.0%
State Street Bank and Trust Co. Repurchase Agreement, 0.14% dated 3/31/2009, maturity value of $562,002, due 4/1/2009, collateralized by U.S. Treasury Bond, 6.00%, due 2/15/2026, with a value of $574,331	$562,000	562,000
Total Repurchase Agreements (Cost $562,000)		562,000
Total Investments — 98.6% (Cost $13,969,476)		9,191,212
Other Assets, Net — 1.4%		135,136
Total Net Assets — 100.0%		$9,326,348

(1)	Non-income producing security.

(2)	Restricted depositary units.

(3)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At March 31, 2009, the aggregate market value of these securities amounted to $350,350, representing 3.8% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$8,278,862
Level 2 – Significant Other Observable Inputs	912,350
Level 3 – Significant Unobservable Inputs	—
Total	$9,191,212

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Global Natural Resources Fund

March 31, 2009 (unaudited)	Foreign Currency	Shares	Value
Common Stocks — 90.7%
Building Materials — 3.2%
Martin Marietta Materials, Inc.		334,512	$26,526,802
			26,526,802
Chemicals — 5.3%
Eastman Chemical Co.		688,000	18,438,400
Praxair, Inc.		375,907	25,294,782
			43,733,182
Coal — 4.0%
Peabody Energy Corp.		1,310,703	32,820,003
			32,820,003
Fertilizers — 1.9%
Potash Corp. of Saskatchewan, Inc.		195,500	15,798,355
			15,798,355
Gold — 8.4%
Goldcorp, Inc.	CAD	1,092,380	36,770,786
Kinross Gold Corp.	CAD	1,821,098	33,091,177
			69,861,963
Insurance - Multi-Line — 1.2%
PICO Holdings, Inc.(1)		318,778	9,585,655
			9,585,655
Machinery - Oil Well Equipment & Services — 6.2%
Key Energy Services, Inc.(1)		3,368,923	9,702,498
Noble Corp.		391,300	9,426,417
Schlumberger Ltd.		405,050	16,453,131
Smith International, Inc.		722,365	15,516,400
			51,098,446
Machinery - Specialty — 1.9%
Bucyrus International, Inc.		1,022,724	15,524,950
			15,524,950
Metals & Minerals Miscellaneous — 11.9%
Agnico-Eagle Mines Ltd.		282,300	16,068,516
Antofagasta PLC	GBP	1,563,375	11,283,781
BHP Billiton Ltd., ADR		896,800	39,997,280
Companhia Vale do Rio Doce, ADR		2,333,100	31,030,230
Ivanhoe Nickel & Platinum Ltd.(1)(2)(3)(4)		203,624	342,088
			98,721,895
Oil - Crude Producers — 31.1%
Canadian Natural Resources Ltd.		675,430	26,044,581
Concho Resources, Inc.(1)		979,564	25,067,043
Denbury Resources, Inc.(1)		2,757,925	40,982,765
Occidental Petroleum Corp.		578,110	32,171,821
Petrobank Energy & Resources Ltd.(1)	CAD	781,600	14,537,214
Southwestern Energy Co.(1)		1,323,659	39,299,436
Talisman Energy, Inc.	CAD	3,820,133	40,449,537
XTO Energy, Inc.		1,280,935	39,222,230
			257,774,627
Oil - Integrated International — 1.0%
Exxon Mobil Corp.		117,600	8,008,560
			8,008,560
Steel — 2.0%
Allegheny Technologies, Inc.		773,454	16,961,846
			16,961,846
Utilities - Electrical — 4.1%
FirstEnergy Corp.		433,283	16,724,724
PPL Corp.		594,100	17,056,611
			33,781,335
Utilities - Gas Distributors — 3.0%
Questar Corp.		859,500	25,295,085
			25,295,085
Utilities - Gas Pipelines — 3.3%
EQT Corp.		869,700	27,247,701
			27,247,701
Utilities - Miscellaneous — 2.2%
Calpine Corp.(1)		2,634,772	17,942,797
			17,942,797
Total Common Stocks (Cost $832,142,916)			750,683,202

		Principal Amount
Repurchase Agreements — 9.9%
State Street Bank and Trust Co. Repurchase Agreement, 0.14% dated 3/31/2009, maturity value of $82,031,319, due 4/1//2009, collateralized by U.S. Treasury Bond, 6.25%, due 8/15/2023, with a value of $83,674,539		$82,031,000	82,031,000
Total Repurchase Agreements (Cost $82,031,000)			82,031,000
Total Investments — 100.6% (Cost $914,173,916)			832,714,202
Other Liabilities, Net — (0.6)%			(5,105,322)
Total Net Assets — 100.0%			$827,608,880

(1)	Non-income producing security.

(2)	Restricted security.

(3)	Security deemed illiquid by the investment adviser.

(4)	Fair valued security.

ADR — American Depositary Receipt.

Foreign-Denominated Security

Canadian Dollar — CAD

Great British Pound — GBP

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$739,057,333
Level 2 – Significant Other Observable Inputs	93,314,781
Level 3 – Significant Unobservable Inputs	342,088
Total	$832,714,202

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities
Balance as of 12/31/08	$342,088
Change in unrealized appreciation/(depreciation)	—
Net purchases/(sales)	—
Net transfers in and/or out of Level 3
Balance as of 03/31/09	$342,088

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Large Cap Value Fund

March 31, 2009 (unaudited)	Shares	Value
Common Stocks — 97.6%
Air Freight & Logistics — 2.1%
FedEx Corp.	20,100	$894,249
		894,249
Auto Components — 2.8%
BorgWarner, Inc.	30,400	617,120
Johnson Controls, Inc.	46,500	558,000
		1,175,120
Beverages — 2.4%
Constellation Brands, Inc., Class A(1)	12,600	149,940
Dr. Pepper Snapple Group, Inc.(1)	13,800	233,358
PepsiCo, Inc.	12,600	648,648
		1,031,946
Capital Markets — 4.4%
Bank of New York Mellon Corp.	36,575	1,033,244
Morgan Stanley	37,000	842,490
		1,875,734
Chemicals — 1.5%
Air Products & Chemicals, Inc.	5,400	303,750
Celanese Corp., Series A	23,800	318,206
		621,956
Commercial Banks — 1.6%
City National Corp.	8,500	287,045
Wells Fargo & Co.	27,800	395,872
		682,917
Computers & Peripherals — 1.5%
Seagate Technology	106,800	641,868
		641,868
Consumer Finance — 0.7%
Discover Financial Services	49,700	313,607
		313,607
Diversified Financial Services — 3.7%
JPMorgan Chase & Co.	59,400	1,578,852
		1,578,852
Diversified Telecommunication Services — 4.3%
AT&T, Inc.	71,700	1,806,840
		1,806,840
Electric Utilities — 6.8%
American Electric Power, Inc.	35,800	904,308
Exelon Corp.	18,600	844,254
Northeast Utilities	36,500	788,035
Pepco Holdings, Inc.	28,500	355,680
		2,892,277
Energy Equipment & Services — 2.8%
Baker Hughes, Inc.	23,400	668,070
Halliburton Co.	33,700	521,339
		1,189,409
Health Care Equipment & Supplies — 3.7%
Covidien Ltd.	38,800	1,289,712
Zimmer Holdings, Inc.(1)	7,500	273,750
		1,563,462
Health Care Providers & Services — 1.8%
Medco Health Solutions, Inc.(1)	18,800	777,192
		777,192
Hotels, Restaurants & Leisure — 1.7%
Carnival Corp.	32,800	708,480
		708,480
Household Durables — 0.8%
Fortune Brands, Inc.	14,500	355,975
		355,975
Industrial Conglomerates — 4.5%
General Electric Co.	187,400	1,894,614
		1,894,614
Insurance — 3.8%
ACE Ltd.	19,600	791,840
AFLAC, Inc.	9,300	180,048
MetLife, Inc.	22,400	510,048
Principal Financial Group, Inc.	15,800	129,244
		1,611,180
Machinery — 4.4%
Illinois Tool Works, Inc.	34,200	1,055,070
PACCAR, Inc.	31,550	812,728
		1,867,798
Media — 5.8%
Comcast Corp., Class A	96,900	1,321,716
Omnicom Group, Inc.	27,800	650,520
The Interpublic Group of Companies, Inc.(1)	116,700	480,804
		2,453,040
Metals & Mining — 0.6%
Alcoa, Inc.	36,100	264,974
		264,974
Multi-Utilities — 3.5%
MDU Resources Group, Inc.	30,100	485,814
NiSource, Inc.	27,200	266,560
Sempra Energy	15,300	707,472
		1,459,846
Multiline Retail — 2.6%
J.C. Penney Co., Inc.	23,800	477,666
Macy’s, Inc.	71,500	636,350
		1,114,016
Oil, Gas & Consumable Fuels — 16.1%
Anadarko Petroleum Corp.	20,300	789,467
Chevron Corp.	23,500	1,580,140
Exxon Mobil Corp.	16,900	1,150,890
Hess Corp.	13,500	731,700
Marathon Oil Corp.	42,600	1,119,954
Peabody Energy Corp.	30,900	773,736
Ultra Petroleum Corp.(1)	19,000	681,910
		6,827,797
Pharmaceuticals — 6.9%
Johnson & Johnson	24,600	1,293,960
Pfizer, Inc.	119,300	1,624,866
		2,918,826
Road & Rail — 2.4%
Burlington Northern Santa Fe Corp.	10,200	613,530
Ryder System, Inc.	13,600	385,016
		998,546
Semiconductors & Semiconductor Equipment — 3.3%
Intel Corp.	93,300	1,404,165
		1,404,165
Wireless Telecommunication Services — 1.1%
Sprint Nextel Corp.(1)	131,042	467,820
		467,820
Total Common Stocks (Cost $57,946,954)		41,392,506
Exchange-Traded Funds — 0.4%
SPDR Trust, Series 1	2,000	158,880
Total Exchange-Traded Funds (Cost $174,993)		158,880

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Large Cap Value Fund (continued)

March 31, 2009 (unaudited)	Principal Amount	Value
Repurchase Agreements — 1.8%
State Street Bank and Trust Co. Repurchase Agreement, 0.16% dated 3/31/2009, maturity value of $759,003, due 4/1/2009, collateralized by U.S. Treasury Bond, 4.375%, due 2/15/2038, with a value of $778,845	$759,000	$759,000
Total Repurchase Agreements (Cost $759,000)		759,000
Total Investments — 99.8% (Cost $58,880,947)		42,310,386
Other Assets, Net — 0.2%		71,791
Total Net Assets — 100.0%		$42,382,177

(1)	Non-income producing security.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$41,551,386
Level 2 – Significant Other Observable Inputs	759,000
Level 3 – Significant Unobservable Inputs	—
Total	$42,310,386

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Small Cap Core Equity Fund †

March 31, 2009 (unaudited)	Shares	Value
Common Stocks — 94.4%
Aerospace & Defense — 0.7%
BE Aerospace, Inc.(1)	65,200	$565,284
		565,284
Air Freight & Logistics — 0.8%
Hub Group, Inc., Class A(1)	37,900	644,300
		644,300
Biotechnology — 0.2%
AspenBio Pharma, Inc.(1)	105,022	175,387
		175,387
Chemicals — 1.1%
Cytec Industries, Inc.	57,900	869,658
		869,658
Commercial Banks — 4.2%
Hancock Holding Co.	22,700	710,056
IBERIABANK Corp.	22,900	1,052,026
TCF Financial Corp.	138,500	1,628,760
		3,390,842
Commercial Services & Supplies — 3.2%
EnergySolutions, Inc.	66,900	578,685
Waste Connections, Inc.(1)	77,400	1,989,180
		2,567,865
Communications Equipment — 2.4%
Blue Coat Systems, Inc.(1)	91,142	1,094,615
Comtech Telecommunications Corp.(1)	33,200	822,364
		1,916,979
Construction & Engineering — 2.0%
Aecom Technology Corp.(1)	29,800	777,184
KBR, Inc.	60,100	829,981
		1,607,165
Construction Materials — 1.9%
Eagle Materials, Inc.	61,900	1,501,075
		1,501,075
Containers & Packaging — 1.7%
Packaging Corp. of America	105,600	1,374,912
		1,374,912
Diversified Consumer Services — 1.9%
Capella Education Co.(1)	29,179	1,546,487
		1,546,487
Diversified Financial Services — 1.3%
MSCI, Inc., Class A(1)	63,600	1,075,476
		1,075,476
Electrical Equipment — 2.1%
Regal-Beloit Corp.	54,400	1,666,816
		1,666,816
Electronic Equipment & Instruments — 0.6%
Universal Display Corp.(1)	53,900	494,263
		494,263
Food Products — 3.2%
Ralcorp Holdings, Inc.(1)	47,700	2,570,076
		2,570,076
Health Care Equipment & Supplies — 7.5%
Immucor, Inc.(1)	55,300	1,390,795
Masimo Corp.(1)	31,700	918,666
Meridian Bioscience, Inc.	41,200	746,544
NuVasive, Inc.(1)	58,000	1,820,040
Volcano Corp.(1)	77,570	1,128,643
		6,004,688
Health Care Providers & Services — 3.6%
Health Net, Inc.(1)	38,200	553,136
HMS Holdings Corp.(1)	23,600	776,440
Psychiatric Solutions, Inc.(1)	101,300	1,593,449
		2,923,025
Hotels, Restaurants & Leisure — 6.1%
Chipotle Mexican Grill, Inc., Class B(1)	17,900	1,025,849
Jack in the Box, Inc.(1)	85,200	1,984,308
WMS Industries, Inc.(1)	91,900	1,921,629
		4,931,786
Household Durables — 0.9%
NVR, Inc.(1)	1,600	684,400
		684,400
Information Technology Services — 4.8%
CACI International, Inc., Class A(1)	25,800	941,442
Lender Processing Services, Inc.	39,100	1,196,851
NeuStar, Inc., Class A(1)	102,000	1,708,500
		3,846,793
Insurance — 5.4%
AmTrust Financial Services, Inc.	112,400	1,073,420
Assurant, Inc.	56,000	1,219,680
Hanover Insurance Group, Inc.	49,300	1,420,826
Maiden Holdings Ltd.	142,500	636,975
		4,350,901
Internet Software & Services — 0.4%
TheStreet.com, Inc.	145,694	287,017
		287,017
Life Sciences Tools & Services — 1.3%
Illumina, Inc.(1)	13,700	510,188
Sequenom, Inc.(1)	36,000	511,920
		1,022,108
Machinery — 4.3%
Colfax Corp.(1)	109,500	752,265
EnPro Industries, Inc.(1)	75,781	1,295,855
FreightCar America, Inc.	29,200	511,876
Gardner Denver, Inc.(1)	41,400	900,036
		3,460,032
Media — 0.3%
Global Sources Ltd.(1)	68,487	266,415
		266,415
Multi-Utilities — 1.8%
NorthWestern Corp.	27,496	590,614
OGE Energy Corp.	34,400	819,408
		1,410,022
Multiline Retail — 0.6%
Nordstrom, Inc.	28,500	477,375
		477,375
Oil, Gas & Consumable Fuels — 4.7%
Concho Resources, Inc.(1)	42,100	1,077,339
Holly Corp.	56,100	1,189,320
MarkWest Energy Partners, L.P.	128,900	1,493,951
		3,760,610
Pharmaceuticals — 1.7%
Perrigo Co.	53,400	1,325,922
		1,325,922
Professional Services — 2.1%
Robert Half International, Inc.	49,800	887,934
School Specialty, Inc.(1)	22,300	392,257

†	Effective 04/17/2009, the Fund changed its name to RS Small Cap Equity Fund.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Small Cap Core Equity Fund (continued)

March 31, 2009 (unaudited)	Shares	Value
TrueBlue, Inc.(1)	53,200	$438,900
		1,719,091
Real Estate Investment Trusts — 6.8%
CapLease, Inc.	200,440	394,867
Chimera Investment Corp.	264,607	889,080
Digital Realty Trust, Inc.	17,640	585,295
Hatteras Financial Corp.	56,000	1,399,440
Healthcare Realty Trust, Inc.	52,400	785,476
LTC Properties, Inc.	55,900	980,486
SL Green Realty Corp.	36,600	395,280
		5,429,924
Road & Rail — 0.8%
J.B. Hunt Transport Services, Inc.	28,200	679,902
		679,902
Semiconductors & Semiconductor Equipment — 4.2%
Atheros Communications(1)	46,200	677,292
Cavium Networks, Inc.(1)	48,970	565,114
MEMC Electronic Materials, Inc.(1)	54,600	900,354
Netlogic Microsystems, Inc.(1)	15,186	417,311
Varian Semiconductor Equipment Associates, Inc.(1)	38,900	842,574
		3,402,645
Software — 5.1%
Blackboard, Inc.(1)	20,500	650,670
FactSet Research Systems, Inc.	29,418	1,470,606
Informatica Corp.(1)	92,800	1,230,528
Take-Two Interactive Software, Inc.(1)	91,800	766,530
		4,118,334
Specialty Retail — 2.0%
Advance Auto Parts, Inc.	38,400	1,577,472
		1,577,472
Textiles, Apparel & Luxury Goods — 2.7%
Phillips-Van Heusen Corp.	94,300	2,138,724
		2,138,724
Total Common Stocks (Cost $93,380,623)		75,783,771
Exchange-Traded Funds — 4.4%
iShares Russell 2000 Index Fund	84,400	3,539,736
Total Exchange-Traded Funds (Cost $3,657,112)		3,539,736

	Principal Amount
Repurchase Agreements — 1.4%
State Street Bank and Trust Co. Repurchase Agreement, 0.14% dated 3/31/2009, maturity value of $1,131,004 due 4/1/2009, collateralized by U.S. Treasury Bond, 4.375%, due 2/15/2038, with a value of $1,154,055	$1,131,000	1,131,000
Total Repurchase Agreements (Cost $1,131,000)		1,131,000
Total Investments — 100.2% (Cost $98,168,735)		80,454,507
Other Liabilities, Net — (0.2)%		(176,914)
Total Net Assets — 100.0%		$80,277,593

(1)	Non-income producing security.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$79,323,507
Level 2 – Significant Other Observable Inputs	1,131,000
Level 3 – Significant Unobservable Inputs	—
Total	$80,454,507

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Large Cap Alpha Fund

March 31, 2009 (unaudited)	Shares	Value
Common Stocks — 88.1%
Aerospace & Defense — 1.8%
General Dynamics Corp.	74,999	$3,119,209
The Boeing Co.	271,928	9,675,198
		12,794,407
Air Freight & Logistics — 0.3%
United Parcel Service, Inc., Class B	36,852	1,813,855
		1,813,855
Beverages — 2.0%
The Coca-Cola Co.	325,275	14,295,836
		14,295,836
Biotechnology — 3.6%
Amgen, Inc.(1)	37,169	1,840,609
Celgene Corp.(1)	202,186	8,977,058
Cephalon, Inc.(1)	148,418	10,107,266
Gilead Sciences, Inc.(1)	90,519	4,192,840
		25,117,773
Capital Markets — 1.2%
Invesco Ltd.	340,983	4,726,024
The Goldman Sachs Group, Inc.	35,486	3,762,226
		8,488,250
Chemicals — 1.0%
Potash Corp. of Saskatchewan, Inc.	43,317	3,500,447
Praxair, Inc.	54,069	3,638,303
		7,138,750
Commercial Banks — 0.8%
First Horizon National Corp.	291,785	3,133,771
Regions Financial Corp.	603,442	2,570,663
		5,704,434
Commercial Services & Supplies — 1.9%
Republic Services, Inc.	768,744	13,183,960
		13,183,960
Communications Equipment — 3.1%
Nokia Oyj, ADR	501,997	5,858,305
QUALCOMM, Inc.	404,597	15,742,869
		21,601,174
Computers & Peripherals — 2.4%
Apple, Inc.(1)	117,209	12,321,010
International Business Machines Corp.	47,059	4,559,547
		16,880,557
Construction & Engineering — 0.9%
KBR, Inc.	478,782	6,611,979
		6,611,979
Construction Materials — 0.5%
Martin Marietta Materials, Inc.	45,759	3,628,689
		3,628,689
Diversified Financial Services — 3.8%
Interactive Brokers Group, Inc., Class A(1)	547,700	8,834,401
JPMorgan Chase & Co.	670,909	17,832,761
		26,667,162
Diversified Telecommunication Services — 2.1%
AT&T, Inc.	490,097	12,350,444
Verizon Communications, Inc.	90,185	2,723,587
		15,074,031
Electric Utilities — 1.0%
FirstEnergy Corp.	92,138	3,556,527
FPL Group, Inc.	72,124	3,658,850
		7,215,377
Electrical Equipment — 0.4%
Emerson Electric Co.	99,655	2,848,140
		2,848,140
Electronic Equipment & Instruments — 0.5%
Agilent Technologies, Inc.(1)	235,209	3,615,162
		3,615,162
Energy Equipment & Services — 3.8%
Halliburton Co.	374,535	5,794,056
Schlumberger Ltd.	310,025	12,593,216
Transocean Ltd.(1)	138,621	8,156,460
		26,543,732
Food & Staples Retailing — 2.6%
CVS Caremark Corp.	134,579	3,699,577
Wal-Mart Stores, Inc.	282,800	14,733,880
		18,433,457
Food Products — 2.1%
General Mills, Inc.	300,477	14,987,793
		14,987,793
Gas Utilities — 0.5%
Questar Corp.	118,187	3,478,243
		3,478,243
Health Care Equipment & Supplies — 2.9%
Alcon, Inc.	60,970	5,542,783
Covidien Ltd.	361,975	12,032,049
Zimmer Holdings, Inc.(1)	75,867	2,769,145
		20,343,977
Health Care Providers & Services — 1.1%
Medco Health Solutions, Inc.(1)	183,391	7,581,384
		7,581,384
Hotels, Restaurants & Leisure — 1.5%
McDonald’s Corp.	187,809	10,248,737
		10,248,737
Household Durables — 0.2%
NVR, Inc.(1)	3,850	1,646,838
		1,646,838
Household Products — 0.5%
Colgate-Palmolive Co.	30,608	1,805,260
The Clorox Co.	35,437	1,824,297
		3,629,557
Independent Power Producers & Energy Traders — 1.1%
The AES Corp.(1)	1,313,482	7,631,330
		7,631,330
Industrial Conglomerates — 2.3%
General Electric Co.	689,004	6,965,830
Tyco International Ltd.	487,041	9,526,522
		16,492,352
Information Technology Services — 4.6%
Fidelity National Information Services, Inc.	374,021	6,807,182
Lender Processing Services, Inc.	54,040	1,654,164
MasterCard, Inc., Class A	85,080	14,249,199
Western Union Co.	785,057	9,868,167
		32,578,712
Insurance — 6.9%
ACE Ltd.	113,036	4,566,654
Aflac, Inc.	197,941	3,832,138
Aon Corp.	477,000	19,471,140
PartnerRe Ltd.	73,926	4,588,587
The Chubb Corp.	291,797	12,348,849
W. R. Berkley Corp.	177,643	4,005,850
		48,813,218
Internet Software & Services — 2.0%
eBay, Inc.(1)	532,675	6,690,398
Google, Inc., Class A(1)	20,480	7,128,269
		13,818,667

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Large Cap Alpha Fund (continued)

March 31, 2009 (unaudited)	Shares	Value
Media — 2.9%
Grupo Televisa S.A., ADR	412,127	$5,621,412
Liberty Global, Inc., Class A(1)	280,368	4,082,158
The McGraw-Hill Companies, Inc.	468,224	10,708,283
		20,411,853
Metals & Mining — 0.5%
BHP Billiton Ltd., ADR	84,276	3,758,710
		3,758,710
Multi-Utilities — 0.5%
Public Service Enterprise Group, Inc.	126,513	3,728,338
		3,728,338
Multiline Retail — 0.6%
Target Corp.	112,671	3,874,756
		3,874,756
Oil, Gas & Consumable Fuels — 6.7%
Devon Energy Corp.	185,657	8,297,011
Enterprise Products Partners, L.P.	779,754	17,349,527
Exxon Mobil Corp.	78,624	5,354,294
Occidental Petroleum Corp.	95,652	5,323,034
Plains All American Pipeline, L.P.	205,333	7,548,041
XTO Energy, Inc.	117,679	3,603,331
		47,475,238
Personal Products — 0.9%
Mead Johnson Nutrition Co., Class A(1)	225,200	6,501,524
		6,501,524
Pharmaceuticals — 7.0%
Abbott Laboratories	390,507	18,627,184
Johnson & Johnson	69,595	3,660,697
Merck & Co., Inc.	314,170	8,404,047
Pfizer, Inc.	295,469	4,024,288
Schering-Plough Corp.	633,854	14,927,262
		49,643,478
Software — 2.5%
Adobe Systems, Inc.(1)	174,765	3,738,223
Microsoft Corp.	160,235	2,943,517
Nintendo Co., Ltd., ADR	188,662	6,886,163
Synopsys, Inc.(1)	179,067	3,712,059
		17,279,962
Specialty Retail — 2.0%
Best Buy Co., Inc.	208,257	7,905,435
The Home Depot, Inc.	263,996	6,219,746
		14,125,181
Thrifts & Mortgage Finance — 1.3%
People’s United Financial, Inc.	489,963	8,804,635
		8,804,635
Tobacco — 2.6%
Philip Morris International, Inc.	510,667	18,169,532
		18,169,532
Wireless Telecommunication Services — 1.2%
America Movil SAB de C.V., ADR, Series L	317,441	8,596,302
		8,596,302
Total Common Stocks (Cost $779,952,542)		621,277,042
Exchange-Traded Funds — 1.9%
SPDR Trust, Series 1	165,500	13,147,320
		13,147,320
Total Exchange-Traded Funds (Cost $13,454,670)		13,147,320

	Principal Amount
Repurchase Agreements — 2.6%
State Street Bank and Trust Co. Repurchase Agreement, 0.14% dated 3/31/2009, maturity value of $18,231,071, due 4/1/2009, collateralized by U.S. Treasury Bond, 4.375%, due 2/15/2038, with a value of $18,595,635	$18,231,000	$18,231,000
		18,231,000
Total Repurchase Agreements (Cost $18,231,000)		18,231,000
Total Investments — 92.6% (Cost $811,638,212)		652,655,362
Other Assets, Net — 7.4%		52,183,155
Total Net Assets — 100.0%		$704,838,517

(1)	Non-income producing security.

ADR — American Depositary Receipt.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$634,424,362
Level 2 – Significant Other Observable Inputs	18,231,000
Level 3 – Significant Unobservable Inputs	—
Total	$652,655,362

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Equity Dividend Fund

March 31, 2009 (unaudited)	Shares	Value
Common Stocks — 94.0%
Aerospace & Defense — 2.1%
The Boeing Co.	3,970	$141,253
		141,253
Air Freight & Logistics — 2.3%
United Parcel Service, Inc., Class B	3,200	157,504
		157,504
Auto Components — 1.4%
Johnson Controls, Inc.	7,780	93,360
		93,360
Beverages — 1.2%
Diageo PLC, ADR	1,800	80,550
		80,550
Capital Markets — 1.1%
Bank of New York Mellon Corp.	2,600	73,450
		73,450
Chemicals — 1.8%
PPG Industries, Inc.	3,250	119,925
		119,925
Commercial Banks — 1.7%
TCF Financial Corp.	4,700	55,272
U.S. Bancorp	3,900	56,979
		112,251
Commercial Services & Supplies — 3.3%
Republic Services, Inc.	9,600	164,640
Steelcase, Inc., Class A	11,700	58,617
		223,257
Communications Equipment — 3.8%
Nokia Oyj, ADR	12,180	142,140
QUALCOMM, Inc.	2,860	111,283
		253,423
Containers & Packaging — 2.6%
Packaging Corp. of America	8,010	104,290
Sonoco Products Co.	3,300	69,234
		173,524
Distributors — 0.8%
Genuine Parts Co.	1,700	50,762
		50,762
Diversified Financial Services — 2.2%
JPMorgan Chase & Co.	5,660	150,443
		150,443
Electric Utilities — 0.2%
Northeast Utilities	500	10,795
		10,795
Energy Equipment & Services — 3.4%
Halliburton Co.	6,820	105,506
Schlumberger Ltd.	3,100	125,922
		231,428
Food & Staples Retailing — 1.4%
Sysco Corp.	4,200	95,760
		95,760
Food Products — 1.9%
Kellogg Co.	3,500	128,205
		128,205
Health Care Equipment & Supplies — 1.6%
Covidien Ltd.	3,200	106,368
		106,368
Health Care Providers & Services — 1.9%
Cardinal Health, Inc.	2,700	84,996
Fresenius Medical Care AG & Co. KGaA, ADR	1,150	44,505
		129,501
Household Products — 1.8%
Colgate-Palmolive Co.	2,027	119,553
		119,553
Industrial Conglomerates — 1.9%
Tyco International Ltd.	6,500	127,140
		127,140
Information Technology Services — 1.3%
Western Union Co.	7,100	89,247
		89,247
Insurance — 3.0%
ACE Ltd.	3,550	143,420
Zenith National Insurance Corp.	2,500	60,275
		203,695
Internet Software & Services — 0.6%
TheStreet.com, Inc.	21,895	43,133
		43,133
Machinery — 1.2%
Eaton Corp.	2,100	77,406
		77,406
Media — 3.9%
The McGraw-Hill Companies, Inc.	11,490	262,776
		262,776
Multi-Utilities — 5.1%
OGE Energy Corp.	4,800	114,336
Public Service Enterprise Group, Inc.	5,000	147,350
Wisconsin Energy Corp.	1,900	78,223
		339,909
Multiline Retail — 3.1%
Nordstrom, Inc.	2,800	46,900
Target Corp.	4,610	158,538
		205,438
Oil, Gas & Consumable Fuels — 18.9%
Chevron Corp.	4,400	295,856
Enterprise Products Partners, L.P.	10,460	232,735
Holly Corp.	2,920	61,904
Inergy, L.P.	5,100	111,792
MarkWest Energy Partners, L.P.	26,800	310,612
Peabody Energy Corp.	2,500	62,600
Plains All American Pipeline, L.P.	5,200	191,152
		1,266,651
Pharmaceuticals — 6.0%
Abbott Laboratories	4,380	208,926
Bristol-Myers Squibb Co.	5,100	111,792
Schering-Plough Corp.	1,726	40,647
Teva Pharmaceutical Industries Ltd., ADR	900	40,545
		401,910
Professional Services — 0.7%
Robert Half International, Inc.	2,600	46,358
		46,358
Real Estate Investment Trusts — 3.2%
Annaly Capital Management, Inc.	3,200	44,384
CapLease, Inc.	10,920	21,512
Digital Realty Trust, Inc.	1,530	50,765
Healthcare Realty Trust, Inc.	3,500	52,465
LTC Properties, Inc.	2,538	44,517
		213,643
Semiconductors & Semiconductor Equipment — 2.9%
Intel Corp.	10,500	158,025
Microchip Technology, Inc.	1,700	36,023
		194,048
Software — 0.8%
FactSet Research Systems, Inc.	1,108	55,389
		55,389

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Equity Dividend Fund (continued)

March 31, 2009 (unaudited)	Shares	Value
Specialty Retail — 0.5%
Best Buy Co., Inc.	870	$33,025
		33,025
Tobacco — 3.1%
Philip Morris International, Inc.	5,900	209,922
		209,922
Wireless Telecommunication Services — 1.3%
America Movil SAB de C.V., ADR, Series L	3,150	85,302
		85,302
Total Common Stocks (Cost $7,424,459)		6,306,304
Preferred Stocks — 1.1%
Commercial Banks — 1.1%
Keycorp, 7.75%, Series A	1,042	74,534
		74,534
Total Preferred Stocks (Cost $103,009)		74,534

	Principal Amount
Repurchase Agreements — 4.7%
State Street Bank and Trust Co. Repurchase Agreement, 0.14% dated 3/31/2009, maturity value of $314,001 due 4/1/2009, collateralized by U.S. Treasury Bill, 0.00%, due 9/10/2009, with a value of $324,480	$314,000	314,000
Total Repurchase Agreements (Cost $314,000)		314,000
Total Investments — 99.8% (Cost $7,841,468)		6,694,838
Other Assets, Net — 0.2%		10,521
Total Net Assets — 100.0%		$6,705,359

ADR — American Depositary Receipt.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$6,380,838
Level 2 – Significant Other Observable Inputs	314,000
Level 3 – Significant Unobservable Inputs	—
Total	$6,694,838

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index Fund

March 31, 2009 (unaudited)	Shares	Value
Common Stocks — 96.3%
Aerospace & Defense — 2.5%
General Dynamics Corp.	3,291	$136,873
Goodrich Corp.	1,039	39,368
Honeywell International, Inc.	6,132	170,838
L-3 Communications Holdings, Inc.	1,000	67,800
Lockheed Martin Corp.	2,826	195,079
Northrop Grumman Corp.	2,786	121,581
Precision Castparts Corp.	1,200	71,880
Raytheon Co.	3,529	137,419
Rockwell Collins, Inc.	1,345	43,901
The Boeing Co.	6,187	220,133
United Technologies Corp.	8,024	344,871
		1,549,743
Air Freight & Logistics — 1.1%
C.H. Robinson Worldwide, Inc.	1,400	63,854
Expeditors International of Washington, Inc.	1,800	50,922
FedEx Corp.	2,650	117,899
United Parcel Service, Inc., Class B	8,402	413,546
		646,221
Airlines — 0.1%
Southwest Airlines Co.	6,244	39,525
		39,525
Auto Components — 0.1%
Johnson Controls, Inc.	5,017	60,204
The Goodyear Tire & Rubber Co.(1)	2,036	12,745
		72,949
Automobiles — 0.1%
Ford Motor Co.(1)	20,168	53,042
General Motors Corp.	5,150	9,991
Harley-Davidson, Inc.	1,967	26,338
		89,371
Beverages — 2.6%
Brown-Forman Corp., Class B	862	33,471
Coca-Cola Enterprises, Inc.	2,677	35,310
Constellation Brands, Inc., Class A(1)	1,600	19,040
Dr. Pepper Snapple Group, Inc.(1)	2,143	36,238
Molson Coors Brewing Co., Class B	1,250	42,850
Pepsi Bottling Group, Inc.	1,159	25,660
PepsiCo, Inc.	13,112	675,006
The Coca-Cola Co.	16,796	738,184
		1,605,759
Biotechnology — 2.1%
Amgen, Inc.(1)	8,943	442,857
Biogen Idec, Inc.(1)	2,463	129,110
Celgene Corp.(1)	3,874	172,006
Cephalon, Inc.(1)	600	40,860
Genzyme Corp.(1)	2,279	135,350
Gilead Sciences, Inc.(1)	7,764	359,629
		1,279,812
Building Products — 0.0%
Masco Corp.	3,039	21,212
		21,212
Capital Markets — 2.0%
Ameriprise Financial, Inc.	1,830	37,497
E*TRADE Financial Corp.(1)	4,744	6,072
Federated Investors, Inc., Class B	748	16,650
Franklin Resources, Inc.	1,301	70,085
Invesco Ltd.	3,250	45,045
Janus Capital Group, Inc.	1,331	8,851
Legg Mason, Inc.	1,200	19,080
Morgan Stanley	8,965	204,133
Northern Trust Corp.	1,895	113,359
State Street Corp.	3,647	112,255
T. Rowe Price Group, Inc.	2,182	62,973
The Charles Schwab Corp.	7,899	122,434
The Goldman Sachs Group, Inc.	3,766	399,271
		1,217,705
Chemicals — 1.9%
Air Products & Chemicals, Inc.	1,765	99,281
CF Industries Holdings, Inc.	500	35,565
E.I. du Pont de Nemours & Co.	7,653	170,891
Eastman Chemical Co.	583	15,624
Ecolab, Inc.	1,453	50,463
International Flavors & Fragrances, Inc.	662	20,164
Monsanto Co.	4,626	384,421
PPG Industries, Inc.	1,387	51,180
Praxair, Inc.	2,632	177,107
Rohm and Haas Co.	1,034	81,521
Sigma-Aldrich Corp.	1,020	38,546
The Dow Chemical Co.	7,799	65,746
		1,190,509
Commercial Banks — 2.3%
Bank of New York Mellon Corp.	9,687	273,658
BB&T Corp.	4,664	78,915
Comerica, Inc.	1,248	22,851
Fifth Third Bancorp	4,879	14,247
First Horizon National Corp.	1,779	19,109
Huntington Bancshares, Inc.	3,100	5,146
KeyCorp	4,179	32,889
M&T Bank Corp.	652	29,496
Marshall & Ilsley Corp.	2,197	12,369
PNC Financial Services Group, Inc.	3,613	105,825
Regions Financial Corp.	5,841	24,883
SunTrust Banks, Inc.	2,989	35,091
U.S. Bancorp	14,812	216,403
Wells Fargo & Co.	35,623	507,271
Zions Bancorporation	938	9,220
		1,387,373
Commercial Services & Supplies — 0.7%
Avery Dennison Corp.	897	20,039
Cintas Corp.	1,125	27,810
Equifax, Inc.	1,067	26,088
Iron Mountain, Inc.(1)	1,500	33,255
Monster Worldwide, Inc.(1)	1,007	8,207
Pitney Bowes, Inc.	1,734	40,489
R.R. Donnelley & Sons Co.	1,732	12,696
Republic Services, Inc.	2,709	46,459
Robert Half International, Inc.	1,347	24,017
Stericycle, Inc.(1)	672	32,075
The Dun & Bradstreet Corp.	417	32,109
Waste Management, Inc.	4,145	106,112
		409,356
Communications Equipment — 2.9%
Ciena Corp.(1)	800	6,224
Cisco Systems, Inc.(1)	49,425	828,857
Corning, Inc.	13,121	174,116
Harris Corp.	1,100	31,834
JDS Uniphase Corp.(1)	1,854	6,026
Juniper Networks, Inc.(1)	4,430	66,716
Motorola, Inc.	19,134	80,937
QUALCOMM, Inc.	13,975	543,767
Tellabs, Inc.(1)	3,354	15,361
		1,753,838
Computers & Peripherals — 5.0%
Apple, Inc.(1)	7,504	788,820
Dell, Inc.(1)	14,607	138,474
EMC Corp.(1)	17,228	196,399
Hewlett-Packard Co.	20,673	662,776
International Business Machines Corp.	11,341	1,098,830

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index Fund (continued)

March 31, 2009 (unaudited)	Shares	Value
Lexmark International Group, Inc., Class A(1)	623	$10,510
NetApp, Inc.(1)	2,788	41,374
QLogic Corp.(1)	1,024	11,387
SanDisk Corp.(1)	1,900	24,035
Sun Microsystems, Inc.(1)	6,236	45,648
Teradata Corp.(1)	1,487	24,119
		3,042,372
Construction & Engineering — 0.2%
Fluor Corp.	1,533	52,965
Jacobs Engineering Group, Inc.(1)	1,038	40,129
		93,094
Construction Materials — 0.1%
Vulcan Materials Co.	939	41,588
		41,588
Consumer Finance — 0.4%
American Express Co.	9,791	133,451
Capital One Financial Corp.	3,306	40,465
Discover Financial Services	4,051	25,562
SLM Corp.(1)	3,946	19,533
		219,011
Containers & Packaging — 0.2%
Ball Corp.	764	33,158
Bemis Co., Inc.	804	16,860
Owens-Illinois, Inc.(1)	1,400	20,216
Pactiv Corp.(1)	1,061	15,480
Sealed Air Corp.	1,334	18,409
		104,123
Distributors — 0.1%
Genuine Parts Co.	1,306	38,997
		38,997
Diversified Consumer Services — 0.2%
Apollo Group, Inc., Class A(1)	900	70,497
H & R Block, Inc.	2,860	52,023
		122,520
Diversified Financial Services — 2.7%
Bank of America Corp.	53,972	368,089
CIT Group, Inc.	2,500	7,125
Citigroup, Inc.	45,999	116,378
CME Group, Inc.	566	139,457
IntercontinentalExchange, Inc.(1)	600	44,682
JPMorgan Chase & Co.	31,505	837,403
Leucadia National Corp.(1)	1,500	22,335
Moody’s Corp.	1,640	37,589
NYSE Euronext	2,237	40,042
The NASDAQ OMX Group, Inc.(1)	1,149	22,497
		1,635,597
Diversified Telecommunication Services — 3.5%
AT&T, Inc.	49,742	1,253,498
CenturyTel, Inc.	846	23,789
Embarq Corp.	1,200	45,420
Frontier Communications Corp.	2,624	18,840
Qwest Communications International, Inc.	12,361	42,275
Verizon Communications, Inc.	23,978	724,136
Windstream Corp.	3,713	29,927
		2,137,885
Electric Utilities — 3.1%
Allegheny Energy, Inc.	1,427	33,064
Ameren Corp.	1,771	41,069
American Electric Power, Inc.	3,408	86,086
CenterPoint Energy, Inc.	2,908	30,330
CMS Energy Corp.	1,914	22,662
Consolidated Edison, Inc.	2,301	91,143
Dominion Resources, Inc.	4,911	152,192
DTE Energy Co.	1,378	38,171
Duke Energy Corp.	10,657	152,608
Edison International	2,748	79,170
Entergy Corp.	1,618	110,170
Exelon Corp.	5,554	252,096
FirstEnergy Corp.	2,574	99,356
FPL Group, Inc.	3,450	175,018
Northeast Utilities	1,300	28,067
Pepco Holdings, Inc.	1,800	22,464
Pinnacle West Capital Corp.	856	22,735
PPL Corp.	3,184	91,413
Progress Energy, Inc.	2,336	84,703
Southern Co.	6,550	200,561
TECO Energy, Inc.	1,798	20,048
Xcel Energy, Inc.	3,801	70,813
		1,903,939
Electrical Equipment — 0.4%
Cooper Industries Ltd., Class A	1,465	37,885
Emerson Electric Co.	6,476	185,084
Rockwell Automation, Inc.	1,193	26,055
		249,024
Electronic Equipment & Instruments — 0.3%
Agilent Technologies, Inc.(1)	2,953	45,388
Amphenol Corp., Class A	1,485	42,308
FLIR Systems, Inc.(1)	1,200	24,576
Jabil Circuit, Inc.	1,777	9,880
Molex, Inc.	1,188	16,323
Tyco Electronics Ltd.	3,862	42,636
		181,111
Energy Equipment & Services — 1.6%
Baker Hughes, Inc.	2,564	73,202
BJ Services Co.	2,464	24,517
Cameron International Corp.(1)	1,854	40,658
Diamond Offshore Drilling, Inc.	600	37,716
ENSCO International, Inc.	1,200	31,680
Halliburton Co.	7,580	117,263
Nabors Industries Ltd.(1)	2,384	23,816
National-Oilwell Varco, Inc.(1)	3,522	101,117
Noble Corp.	2,227	53,649
Rowan Cos., Inc.	955	11,431
Schlumberger Ltd.	10,097	410,140
Smith International, Inc.	1,800	38,664
		963,853
Food & Staples Retailing — 3.4%
Costco Wholesale Corp.	3,659	169,485
CVS Caremark Corp.	12,125	333,316
Safeway, Inc.	3,619	73,068
SUPERVALU, Inc.	1,759	25,118
Sysco Corp.	5,056	115,277
The Kroger Co.	5,508	116,880
Wal-Mart Stores, Inc.	18,876	983,439
Walgreen Co.	8,358	216,974
Whole Foods Market, Inc.	1,185	19,908
		2,053,465
Food Products — 1.8%
Archer-Daniels-Midland Co.	5,415	150,429
Campbell Soup Co.	1,733	47,415
ConAgra Foods, Inc.	3,777	63,718
Dean Foods Co.(1)	1,300	23,504
General Mills, Inc.	2,846	141,958
H.J. Heinz Co.	2,623	86,716
Hormel Foods Corp.	600	19,026
Kellogg Co.	2,144	78,535
Kraft Foods, Inc., Class A	12,407	276,552
McCormick & Co., Inc.	1,068	31,581
Sara Lee Corp.	5,968	48,221
The Hershey Co.	1,370	47,608

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index Fund (continued)

March 31, 2009 (unaudited)	Shares	Value
The J.M. Smucker Co.	956	$35,630
Tyson Foods, Inc., Class A	2,550	23,945
		1,074,838
Gas Utilities — 0.2%
EQT Corp.	1,100	34,463
Integrys Energy Group, Inc.	641	16,692
Nicor, Inc.	382	12,694
Questar Corp.	1,500	44,145
		107,994
Health Care Equipment & Supplies — 2.3%
Baxter International, Inc.	5,234	268,086
Becton, Dickinson and Co.	2,089	140,464
Boston Scientific Corp.(1)	12,675	100,766
C.R. Bard, Inc.	870	69,356
Covidien Ltd.	4,251	141,303
DENTSPLY International, Inc.	1,257	33,751
Hospira, Inc.(1)	1,380	42,587
Intuitive Surgical, Inc.(1)	364	34,711
Medtronic, Inc.	9,440	278,197
St. Jude Medical, Inc.(1)	2,906	105,575
Stryker Corp.	2,033	69,203
Varian Medical Systems, Inc.(1)	1,000	30,440
Zimmer Holdings, Inc.(1)	1,913	69,825
		1,384,264
Health Care Providers & Services — 2.0%
Aetna, Inc.	3,915	95,252
AmerisourceBergen Corp.	1,308	42,719
Cardinal Health, Inc.	3,036	95,573
CIGNA Corp.	2,321	40,826
Coventry Health Care, Inc.(1)	1,258	16,279
DaVita, Inc.(1)	900	39,555
Express Scripts, Inc.(1)	2,090	96,495
Humana, Inc.(1)	1,389	36,225
Laboratory Corp. of America Holdings(1)	900	52,641
McKesson Corp.	2,329	81,608
Medco Health Solutions, Inc.(1)	4,205	173,835
Patterson Companies, Inc.(1)	800	15,088
Quest Diagnostics, Inc.	1,376	65,333
Tenet Healthcare Corp.(1)	3,541	4,108
UnitedHealth Group, Inc.	10,195	213,381
WellPoint, Inc.(1)	4,297	163,157
		1,232,075
Health Care Technology — 0.0%
IMS Health, Inc.	1,517	18,917
		18,917
Hotels, Restaurants & Leisure — 1.5%
Carnival Corp.	3,689	79,682
Darden Restaurants, Inc.	1,175	40,255
International Game Technology	2,489	22,949
Marriott International, Inc., Class A	2,486	40,671
McDonald’s Corp.	9,405	513,231
Starbucks Corp.(1)	6,208	68,971
Starwood Hotels & Resorts Worldwide, Inc.	1,546	19,634
Wyndham Worldwide Corp.	1,498	6,292
Wynn Resorts Ltd.(1)	520	10,384
Yum! Brands, Inc.	3,904	107,282
		909,351
Household Durables — 0.3%
Black & Decker Corp.	527	16,632
Centex Corp.	1,084	8,130
D.R. Horton, Inc.	2,326	22,562
Fortune Brands, Inc.	1,219	29,927
Harman International Industries, Inc.	500	6,765
KB HOME	636	8,383
Leggett & Platt, Inc.	1,318	17,121
Lennar Corp., Class A	1,192	8,952
Newell Rubbermaid, Inc.	2,327	14,846
Pulte Homes, Inc.	1,792	19,587
Snap-On, Inc.	511	12,826
The Stanley Works	628	18,287
Whirlpool Corp.	660	19,529
		203,547
Household Products — 2.7%
Clorox Co.	1,190	61,261
Colgate-Palmolive Co.	4,260	251,255
Kimberly-Clark Corp.	3,497	161,247
The Procter & Gamble Co.	25,202	1,186,762
		1,660,525
Independent Power Producers & Energy Traders — 0.1%
Constellation Energy Group	1,682	34,750
Dynegy, Inc., Class A(1)	4,274	6,026
The AES Corp.(1)	5,681	33,007
		73,783
Industrial Conglomerates — 2.1%
3M Co.	5,850	290,862
General Electric Co.	88,659	896,342
Textron, Inc.	2,037	11,692
Tyco International Ltd.	3,992	78,084
		1,276,980
Information Technology Services — 1.1%
Affiliated Computer Services, Inc., Class A(1)	800	38,312
Automatic Data Processing, Inc.	4,289	150,801
Cognizant Technology Solutions Corp., Class A(1)	2,458	51,102
Computer Sciences Corp.(1)	1,279	47,118
Convergys Corp.(1)	982	7,935
Fidelity National Information Services, Inc.	1,606	29,229
Fiserv, Inc.(1)	1,389	50,643
MasterCard, Inc., Class A	600	100,488
Paychex, Inc.	2,710	69,566
Total System Services, Inc.	1,683	23,242
Western Union Co.	6,040	75,923
		644,359
Insurance — 2.0%
AFLAC, Inc.	3,959	76,646
American International Group, Inc.	22,699	22,699
Aon Corp.	2,280	93,070
Assurant, Inc.	1,000	21,780
Cincinnati Financial Corp.	1,372	31,378
Genworth Financial, Inc., Class A	3,659	6,952
Lincoln National Corp.	2,160	14,450
Loews Corp.	3,055	67,516
Marsh & McLennan Cos., Inc.	4,342	87,925
MBIA, Inc.(1)	1,615	7,397
MetLife, Inc.	6,697	152,491
Principal Financial Group, Inc.	2,189	17,906
Prudential Financial, Inc.	3,579	68,073
The Allstate Corp.	4,525	86,654
The Chubb Corp.	3,004	127,129
The Hartford Financial Services Group, Inc.	2,744	21,540
The Progressive Corp.(1)	5,704	76,662
The Travelers Cos., Inc.	4,935	200,558
Torchmark Corp.	731	19,174
Unum Group	2,794	34,925
XL Capital Ltd., Class A	2,791	15,239
		1,250,164
Internet & Catalog Retail — 0.3%
Amazon.com, Inc.(1)	2,715	199,390
		199,390

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index Fund (continued)

March 31, 2009 (unaudited)	Shares	Value
Internet Software & Services — 1.7%
Akamai Technologies, Inc.(1)	1,429	$27,723
eBay, Inc.(1)	9,039	113,530
Expedia, Inc.(1)	1,767	16,044
Google, Inc., Class A(1)	2,049	713,175
VeriSign, Inc.(1)	1,638	30,909
Yahoo! Inc.(1)	11,714	150,056
		1,051,437
Leisure Equipment & Products — 0.1%
Eastman Kodak Co.	2,269	8,622
Hasbro, Inc.	1,026	25,722
Mattel, Inc.	3,025	34,878
		69,222
Life Sciences Tools & Services — 0.4%
Life Technologies Corp.(1)	1,457	47,323
Millipore Corp.(1)	453	26,007
PerkinElmer, Inc.	998	12,744
Thermo Fisher Scientific, Inc.(1)	3,547	126,522
Waters Corp.(1)	781	28,858
		241,454
Machinery — 1.5%
Caterpillar, Inc.	5,118	143,099
Cummins, Inc.	1,700	43,265
Danaher Corp.	2,176	117,983
Deere & Co.	3,601	118,365
Dover Corp.	1,569	41,390
Eaton Corp.	1,393	51,346
Flowserve Corp.	500	28,060
Illinois Tool Works, Inc.	3,360	103,656
Ingersoll-Rand Co. Ltd., Class A	2,692	37,149
ITT Corp.	1,512	58,167
PACCAR, Inc.	3,062	78,877
Pall Corp.	1,035	21,145
Parker Hannifin Corp.	1,361	46,247
The Manitowoc Co., Inc.	1,100	3,597
		892,346
Media — 2.3%
CBS Corp., Class B	5,739	22,038
Comcast Corp., Class A	24,310	331,588
Gannett Co., Inc.	1,925	4,235
Meredith Corp.	290	4,826
News Corp., Class A	19,413	128,514
Omnicom Group, Inc.	2,623	61,378
Scripps Networks Interactive, Inc., Class A	760	17,108
The DIRECTV Group, Inc.(1)	4,609	105,039
The Interpublic Group of Companies, Inc.(1)	4,026	16,587
The McGraw-Hill Companies, Inc.	2,656	60,743
The New York Times Co., Class A	1,019	4,606
The Walt Disney Co.	15,624	283,732
The Washington Post Co., Class B	50	17,855
Time Warner Cable, Inc.	2,533	62,818
Time Warner, Inc.	10,094	194,814
Viacom, Inc., Class B(1)	5,180	90,028
		1,405,909
Metals & Mining — 0.8%
AK Steel Holding Corp.	946	6,735
Alcoa, Inc.	6,757	49,596
Allegheny Technologies, Inc.	813	17,829
Freeport-McMoran Copper & Gold, Inc., Class B	3,471	132,280
Newmont Mining Corp.	4,088	182,979
Nucor Corp.	2,616	99,853
Titanium Metals Corp.	700	3,829
United States Steel Corp.	992	20,961
		514,062
Multi-Utilities — 0.7%
NiSource, Inc.	2,316	22,697
PG&E Corp.	3,044	116,341
Public Service Enterprise Group, Inc.	4,300	126,721
SCANA Corp.	1,000	30,890
Sempra Energy	2,087	96,503
Wisconsin Energy Corp.	953	39,235
		432,387
Multiline Retail — 0.8%
Big Lots, Inc.(1)	695	14,442
Family Dollar Stores, Inc.	1,200	40,044
J.C. Penney Co., Inc.	1,877	37,671
Kohl’s Corp.(1)	2,580	109,186
Macy’s, Inc.	3,551	31,604
Nordstrom, Inc.	1,374	23,014
Sears Holdings Corp.(1)	463	21,164
Target Corp.	6,354	218,514
		495,639
Office Electronics — 0.1%
Xerox Corp.	7,309	33,256
		33,256
Oil, Gas & Consumable Fuels — 11.1%
Anadarko Petroleum Corp.	3,876	150,738
Apache Corp.	2,826	181,118
Cabot Oil & Gas Corp.	900	21,213
Chesapeake Energy Corp.	4,600	78,476
Chevron Corp.	17,151	1,153,233
ConocoPhillips	12,585	492,829
CONSOL Energy, Inc.	1,530	38,617
Devon Energy Corp.	3,730	166,694
El Paso Corp.	5,919	36,994
EOG Resources, Inc.	2,107	115,379
Exxon Mobil Corp.	42,937	2,924,010
Hess Corp.	2,416	130,947
Marathon Oil Corp.	5,956	156,583
Massey Energy Co.	719	7,276
Murphy Oil Corp.	1,565	70,065
Noble Energy, Inc.	1,459	78,611
Occidental Petroleum Corp.	6,837	380,479
Peabody Energy Corp.	2,251	56,365
Pioneer Natural Resources Co.	994	16,371
Range Resources Corp.	1,300	53,508
Southwestern Energy Co.(1)	2,900	86,101
Spectra Energy Corp.	5,158	72,934
Sunoco, Inc.	987	26,136
Tesoro Corp.	1,200	16,164
Valero Energy Corp.	4,348	77,829
Williams Companies, Inc.	4,885	55,591
XTO Energy, Inc.	4,870	149,120
		6,793,381
Paper & Forest Products — 0.1%
International Paper Co.	3,609	25,407
MeadWestvaco Corp.	1,442	17,290
Weyerhaeuser Co.	1,785	49,212
		91,909
Personal Products — 0.2%
Avon Products, Inc.	3,599	69,209
Estee Lauder Companies, Inc., Class A	1,000	24,650
		93,859
Pharmaceuticals — 7.9%
Abbott Laboratories	13,103	625,013
Allergan, Inc.	2,596	123,985
Bristol-Myers Squibb Co.	16,716	366,415
Eli Lilly & Co.	8,447	282,214
Forest Laboratories, Inc.(1)	2,545	55,888
Johnson & Johnson	23,417	1,231,734

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index Fund (continued)

March 31, 2009 (unaudited)	Shares	Value
King Pharmaceuticals, Inc.(1)	2,108	$14,904
Merck & Co., Inc.	17,847	477,407
Mylan, Inc.(1)	2,600	34,866
Pfizer, Inc.	56,913	775,155
Schering-Plough Corp.	13,721	323,130
Watson Pharmaceuticals, Inc.(1)	840	26,132
Wyeth	11,240	483,770
		4,820,613
Real Estate Investment Trusts — 0.7%
Apartment Investment & Management Co., Class A	987	5,409
AvalonBay Communities, Inc.	651	30,636
Boston Properties, Inc.	1,020	35,730
Developers Diversified Realty Corp.	1,014	2,160
Equity Residential	2,297	42,150
HCP, Inc.	2,100	37,485
Health Care REIT, Inc.	900	27,531
Host Hotels & Resorts, Inc.	4,414	17,303
Kimco Realty Corp.	1,900	14,478
Plum Creek Timber Co., Inc.	1,409	40,960
ProLogis	2,278	14,807
Public Storage, Inc.	1,059	58,510
Simon Property Group, Inc.	1,952	67,617
Ventas, Inc.	1,100	24,871
Vornado Realty Trust	1,180	39,223
		458,870
Real Estate Management & Development — 0.0%
CB Richard Ellis Group, Inc., Class A(1)	1,900	7,657
		7,657
Road & Rail — 0.9%
Burlington Northern Santa Fe Corp.	2,363	142,135
CSX Corp.	3,358	86,804
Norfolk Southern Corp.	3,126	105,503
Ryder System, Inc.	469	13,277
Union Pacific Corp.	4,275	175,745
		523,464
Semiconductors & Semiconductor Equipment — 2.4%
Advanced Micro Devices, Inc.(1)	5,134	15,659
Altera Corp.	2,512	44,086
Analog Devices, Inc.	2,468	47,558
Applied Materials, Inc.	11,327	121,765
Broadcom Corp., Class A(1)	3,748	74,885
Intel Corp.	46,950	706,598
KLA-Tencor Corp.	1,441	28,820
Linear Technology Corp.	1,850	42,513
LSI Corp.(1)	5,450	16,568
MEMC Electronic Materials, Inc.(1)	1,900	31,331
Microchip Technology, Inc.	1,536	32,548
Micron Technology, Inc.(1)	6,446	26,171
National Semiconductor Corp.	1,647	16,915
Novellus Systems, Inc.(1)	777	12,922
NVIDIA Corp.(1)	4,533	44,695
Teradyne, Inc.(1)	1,393	6,101
Texas Instruments, Inc.	10,944	180,685
Xilinx, Inc.	2,339	44,815
		1,494,635
Software — 3.9%
Adobe Systems, Inc.(1)	4,482	95,870
Autodesk, Inc.(1)	1,910	32,107
BMC Software, Inc.(1)	1,582	52,206
CA, Inc.	3,326	58,571
Citrix Systems, Inc.(1)	1,533	34,707
Compuware Corp.(1)	2,083	13,727
Electronic Arts, Inc.(1)	2,746	49,950
Intuit, Inc.(1)	2,705	73,035
McAfee, Inc.(1)	1,300	43,550
Microsoft Corp.	64,577	1,186,279
Novell, Inc.(1)	2,927	12,469
Oracle Corp.(1)	33,072	597,611
Salesforce.com, Inc.(1)	886	28,999
Symantec Corp.(1)	7,058	105,447
		2,384,528
Specialty Retail — 2.0%
Abercrombie & Fitch Co., Class A	735	17,493
AutoNation, Inc.(1)	912	12,659
AutoZone, Inc.(1)	330	53,665
Bed, Bath & Beyond, Inc.(1)	2,191	54,227
Best Buy Co., Inc.	2,851	108,224
GameStop Corp., Class A(1)	1,400	39,228
Limited Brands, Inc.	2,285	19,880
Lowe’s Cos., Inc.	12,374	225,825
Office Depot, Inc.(1)	2,330	3,052
RadioShack Corp.	1,065	9,127
Staples, Inc.	6,020	109,022
The Gap, Inc.	3,937	51,142
The Home Depot, Inc.	14,309	337,120
The Sherwin-Williams Co.	865	44,954
The TJX Cos., Inc.	3,514	90,099
Tiffany & Co.	1,040	22,422
		1,198,139
Textiles, Apparel & Luxury Goods — 0.4%
Coach, Inc.(1)	2,759	46,075
NIKE, Inc., Class B	3,314	155,394
Polo Ralph Lauren Corp.	500	21,125
VF Corp.	773	44,146
		266,740
Thrifts & Mortgage Finance — 0.2%
Hudson City Bancorp, Inc.	4,404	51,483
People’s United Financial, Inc.	2,932	52,688
		104,171
Tobacco — 1.7%
Altria Group, Inc.	17,396	278,684
Lorillard, Inc.	1,400	86,436
Philip Morris International, Inc.	17,078	607,635
Reynolds American, Inc.	1,427	51,144
		1,023,899
Trading Companies & Distributors — 0.1%
Fastenal Co.	1,089	35,017
W.W. Grainger, Inc.	544	38,178
		73,195
Wireless Telecommunication Services — 0.3%
American Tower Corp., Class A(1)	3,349	101,910
Sprint Nextel Corp.(1)	24,113	86,083
		187,993
Total Common Stocks (Cost $90,071,044)		58,744,904

	Principal Amount
U.S. Government Securities — 0.5%
U.S. Treasury Bills — 0.5%
United States Treasury Bill
0.053% due 5/21/2009 (2)	$120,000	119,991
0.27% due 7/9/2009 (2)	20,000	19,985
0.404% due 9/3/2009 (2)	135,000	134,765
		274,741
Total U.S. Government Securities (Cost $274,741)		274,741

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index Fund (continued)

March 31, 2009 (unaudited)	Principal Amount	Value
Repurchase Agreements — 3.1%
State Street Bank and Trust Co. Repurchase Agreement, 0.16% dated 3/31/2009, maturity value of $1,880,008, due 4/1/2009, collateralized by FHLMC, 4.75%, due 1/19/2016, with a value of $1,918,138 (2)	$1,880,000	$1,880,000
Total Repurchase Agreements (Cost $1,880,000)		1,880,000
Total Investments — 99.9% (Cost $92,225,785)		60,899,645
Other Assets, Net — 0.1%		75,540
Total Net Assets — 100.0%		$60,975,185

(1)	Non-income producing security.

(2)	Security is segregated as collateral to cover margin requirements on open futures contracts.

Description	Number of Contracts	Expiration	Face Value (Thousands)	Unrealized Appreciation
Purchased Futures Contracts
S & P 500 INDEX	53	6/19/2009	$2,106	$70,746

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$58,744,904	$70,746
Level 2 – Significant Other Observable Inputs	2,154,741	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$60,899,645	$70,746

*	Other financial instruments include futures, forwards and swap contracts.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond Fund

March 31, 2009 (unaudited)	Principal Amount	Value
Asset Backed Securities — 7.2%
Ameriquest Mortgage Securities, Inc.
2003-5 A6
4.541% due 4/25/2033 (1)	$1,170,658	$776,813
Amresco Residential Securities Mortgage Loan Trust
1997-1 MIF
7.42% due 3/25/2027	19,470	19,229
Capital One Multi-Asset Execution Trust
2006-A2 A
4.85% due 11/15/2013	650,000	646,428
Capital One Prime Auto Receivables Trust
2006-2 A4
4.94% due 7/15/2012	1,200,000	1,206,300
Chase Funding Mortgage Loan Trust
2004-1 1A6
4.266% due 6/25/2015	151,991	119,540
Chase Issuance Trust
2005-A10 A10
4.65% due 12/17/2012	1,710,000	1,715,276
2007-A15 A
4.96% due 9/17/2012	1,029,000	1,042,066
CitiFinancial Mortgage Securities, Inc.
2003-3 AF5
4.553% due 8/25/2033 (1)	403,969	301,860
Countrywide Asset-Backed Certificates Trust
2004-S1 A2
3.872% due 3/25/2020 (1)	15,045	14,659
GE Capital Credit Card Master Note Trust
2006-1 A
5.08% due 9/15/2012	615,000	614,476
Nissan Auto Receivables Owner Trust
2008-B A3
4.46% due 4/16/2012	860,000	875,629
PSE&G Transition Funding LLC
2001-1 A6
6.61% due 6/15/2015	745,000	823,068
Residential Asset Mortgage Products, Inc.
2003-RZ4 A5
4.66% due 2/25/2032	134,369	121,563
2003-RS7 AI4
5.09% due 2/25/2031 (1)	86,062	84,425
Vanderbilt Acquisition Loan Trust
2002-1 A3
5.70% due 9/7/2023 (1)	210,903	208,405
West Penn Funding LLC Transition Bonds
2005-A A1
4.46% due 12/27/2010 (2)	226,348	229,270
Total Asset Backed Securities (Cost $9,268,387)		8,799,007
Collateralized Mortgage Obligations — 17.7%
Banc of America Alternative Loan Trust
2004-1 2A1
6.00% due 2/25/2034	1,527,909	1,290,128
Banc of America Funding Corp.
2006-3 5A5
5.50% due 3/25/2036	877,653	596,201
Banc of America Mortgage Securities, Inc.
2004-F 2A6
4.147% due 7/25/2034 (1)	330,000	325,773
2004-11 2A1
5.75% due 1/25/2035	1,585,622	1,370,572
Citicorp Mortgage Securities, Inc.
2007-8 1A3
6.00% due 9/25/2037	996,345	751,618
Countrywide Alternative Loan Trust
2004-35T2 A1
6.00% due 2/25/2035	628,178	494,080
2006-19CB A15
6.00% due 8/25/2036	792,017	521,320
Countrywide Home Loans Trust
2002-19 1A1
6.25% due 11/25/2032	561,095	522,655
FHLMC
2663 VQ
5.00% due 6/15/2022	400,000	420,652
1534 Z
5.00% due 6/15/2023	398,925	405,340
3227 PR
5.50% due 9/15/2035	2,300,000	2,411,414
FNMA
2006-45 AC
5.50% due 6/25/2036	348,634	351,836
2002-52 PB
6.00% due 2/25/2032	1,143,338	1,178,741
GNMA
1997-19 PG
6.50% due 12/20/2027	1,169,643	1,227,189
GSR Mortgage Loan Trust
2006-2F 7A1
5.50% due 1/25/2021	1,153,098	913,830
J.P. Morgan Mortgage Trust
2005-S2 2A15
6.00% due 9/25/2035	1,921,917	1,334,531
Mastr Asset Securitization Trust
2003-10 3A7
5.50% due 11/25/2033	899,917	872,594
Residential Asset Mortgage Products, Inc.
2005-SL1 A4
6.00% due 5/25/2032	751,694	559,542
Residential Funding Mortgage Securities Trust
2006-S3 A7
5.50% due 3/25/2036	1,147,830	887,338
Wells Fargo Mortgage Backed Securities Trust
2003-11 1A3
4.75% due 10/25/2018	1,305,171	1,251,777
2005-5 1A1
5.00% due 5/25/2020	1,389,979	1,163,239
2006-1 A3
5.00% due 3/25/2021	849,710	779,078
2003-2 A7
5.25% due 2/25/2018	1,350,000	1,224,606
2007-13 A7
6.00% due 9/25/2037	981,505	661,902
Total Collateralized Mortgage Obligations (Cost $24,698,870)		21,515,956
Commercial Mortgage Backed Securities — 10.2%
Banc of America Commercial Mortgage, Inc.
2003-1 A2
4.648% due 9/11/2036	650,000	569,572
2006-2 A4
5.75% due 5/10/2045 (1)	927,000	687,174
Bear Stearns Commercial Mortgage Securities
2006-T24 AM
5.568% due 10/12/2041 (1)	802,000	372,327

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond Fund (continued)

March 31, 2009 (unaudited)	Principal Amount	Value
Crown Castle Towers LLC
2005-1A AFX
4.643% due 6/15/2035 (2)	$1,690,000	$1,613,950
CS First Boston Mortgage Securities Corp.
2004-C5 A2
4.183% due 11/15/2037	888,637	854,389
Four Times Square Trust
2000-4TS A2
7.795% due 4/15/2015 (2)	1,600,000	1,680,787
GE Capital Commercial Mortgage Corp.
2003-C2 A2
4.17% due 7/10/2037	357,318	350,220
GMAC Commercial Mortgage Securities, Inc.
2006 C1 AM
5.29% due 11/10/2045 (1)	572,000	277,224
J.P. Morgan Chase Commercial Mortgage Securities Corp.
2005-LDP3 A4
4.936% due 8/15/2042 (1)	1,000,000	758,914
2005-LDP5 A4
5.34% due 12/15/2044 (1)	720,000	555,028
2001-C1 A3
5.857% due 10/12/2035	1,000,000	987,052
2001-CIBC A3
6.26% due 3/15/2033	948,528	959,341
J.P. Morgan Commercial Mortgage Finance Corp.
2000-C9 A2
7.77% due 10/15/2032	917,571	922,821
Merrill Lynch Mortgage Trust
2004-BPC1 A5
4.855% due 10/12/2041 (1)	1,110,000	880,276
PNC Mortgage Acceptance Corp.
2000-C1 A2
7.61% due 2/15/2010	371,105	373,623
Wachovia Bank Commercial Mortgage Trust
2005-C18 A4
4.935% due 4/15/2042	705,000	549,260
Total Commercial Mortgage Backed Securities (Cost $14,083,653)		12,391,958
Corporate Bonds — 19.7%
Aerospace & Defense — 0.3%
General Dynamics Corp.
4.50% due 8/15/2010	100,000	102,795
L-3 Communications Corp.
6.125% due 1/15/2014	250,000	236,250
		339,045
Automotive — 0.2%
DaimlerChrysler NA Holdings
6.50% due 11/15/2013	80,000	72,484
TRW, Inc.
7.75% due 6/1/2029	150,000	165,459
		237,943
Building Materials — 0.2%
CRH America, Inc.
6.00% due 9/30/2016	350,000	246,785
		246,785
Chemicals — 0.2%
Lubrizol Corp.
Sr. Nt.
8.875% due 2/1/2019	200,000	205,687
		205,687
Computers — 0.1%
Computer Sciences Corp.
Sr. Nt. Series WI
6.50% due 3/15/2018	200,000	189,609
		189,609
Diversified Financial Services — 0.3%
Allstate Life Global Funding Trust Nt.
5.375% due 4/30/2013	200,000	193,455
BP Capital Markets PLC
5.25% due 11/7/2013	200,000	214,069
		407,524
Diversified Manufacturing — 0.6%
Parker Hannifin Corp.
Sr. Nt.
6.25% due 5/15/2038	100,000	91,644
Siemens Financieringsmat N.V.
6.125% due 8/17/2026 (2)	200,000	196,940
United Technologies Corp.
4.375% due 5/1/2010	100,000	102,543
4.875% due 5/1/2015	300,000	314,358
		705,485
Education Revenue — 0.3%
Princeton University
Sr. Nt.
5.70% due 3/1/2039	400,000	392,656
		392,656
Electric — 0.4%
Nevada Power Co.
6.65% due 4/1/2036	150,000	125,305
PacifiCorp
5.25% due 6/15/2035	100,000	88,114
PPL Electric Utilities Corp.
6.45% due 8/15/2037	250,000	259,298
		472,717
Electronics — 0.1%
Koninklijke Philips Electronics NV
6.875% due 3/11/2038	150,000	145,510
		145,510
Energy — 0.5%
Anadarko Petroleum Corp.
6.45% due 9/15/2036	125,000	87,371
Canadian Natural Resources Ltd.
6.25% due 3/15/2038	150,000	115,538
Western Oil Sands, Inc.
8.375% due 5/1/2012	350,000	366,221
		569,130
Energy - Refining — 0.1%
Tosco Corp.
8.125% due 2/15/2030	125,000	136,086
		136,086
Entertainment — 0.4%
Time Warner, Inc.
7.57% due 2/1/2024	350,000	322,789
Viacom, Inc.
6.875% due 4/30/2036	200,000	145,921
		468,710
Finance Companies — 0.7%
Capital One Bank Co.
5.75% due 9/15/2010	200,000	199,609
General Electric Capital Corp.
Sr. Nt.
5.625% due 5/1/2018	300,000	260,856
6.75% due 3/15/2032	200,000	162,180

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond Fund (continued)

March 31, 2009 (unaudited)	Principal Amount	Value
Household Finance Corp.
6.375% due 11/27/2012	$300,000	$242,236
		864,881
Financial — 0.0%
Lehman Brothers Holdings Capital Trust VII
5.857% due 11/29/2049(3)(4)	200,000	20
		20
Financial - Banks — 4.2%
American Express Bank FSB
6.00% due 9/13/2017	250,000	210,424
Bank of America Corp.
4.875% due 9/15/2012	400,000	361,012
Bear Stearns Cos., Inc.
6.40% due 10/2/2017	200,000	194,649
Citigroup, Inc.
4.625% due 8/3/2010	400,000	375,252
Sr. Nt.
6.125% due 11/21/2017	200,000	173,401
City National Corp.
5.125% due 2/15/2013	300,000	258,338
Credit Suisse First Boston USA, Inc.
6.50% due 1/15/2012	200,000	204,340
Deutsche Bank AG London
6.00% due 9/1/2017	200,000	193,248
Goldman Sachs Group, Inc.
5.125% due 1/15/2015	400,000	360,453
5.625% due 1/15/2017	80,000	62,317
6.15% due 4/1/2018	300,000	274,026
HSBC USA, Inc.
4.625% due 4/1/2014	200,000	187,455
JPMorgan Chase & Co.
5.75% due 1/2/2013	200,000	191,019
JPMorgan Chase Bank N.A.
6.00% due 10/1/2017	400,000	374,950
Merrill Lynch & Co.
6.05% due 8/15/2012	250,000	214,514
6.875% due 4/25/2018	200,000	156,419
Morgan Stanley
4.00% due 1/15/2010	150,000	148,942
5.95% due 12/28/2017	450,000	408,781
PNC Bank N.A.
6.875% due 4/1/2018	200,000	194,977
Sovereign Bank, Inc.
5.125% due 3/15/2013	150,000	127,089
Wachovia Corp.
5.25% due 8/1/2014	300,000	249,093
Wells Fargo Bank NA
5.75% due 5/16/2016	300,000	255,456
		5,176,155
Food & Beverage — 0.6%
Bacardi Ltd.
Sr. Nt.
7.45% due 4/1/2014(2)	200,000	200,591
Bottling Group LLC
6.95% due 3/15/2014	300,000	341,109
Diageo Capital PLC
5.50% due 9/30/2016	125,000	126,407
Kraft Foods, Inc.
Sr. Nt.
6.875% due 1/26/2039	125,000	122,731
		790,838
Health Care — 0.2%
Fisher Scientific International, Inc.
6.125% due 7/1/2015	200,000	198,639
		198,639
Health Care-Services — 0.3%
McKesson Corp.
Sr. Nt.
7.50% due 2/15/2019	200,000	212,279
UnitedHealth Group, Inc.
6.50% due 6/15/2037	125,000	103,870
		316,149
Insurance — 0.9%
Ace INA Holdings, Inc.
5.80% due 3/15/2018	200,000	180,682
Allied World Assurance Co. Hldgs. Ltd.
7.50% due 8/1/2016	100,000	63,626
AXA SA
6.463% due 12/31/2049 (2)(3)	200,000	71,078
Liberty Mutual Group, Inc.
7.50% due 8/15/2036 (2)	100,000	56,178
MetLife, Inc.
6.40% due 12/15/2036	125,000	52,500
Symetra Financial Corp.
6.125% due 4/1/2016 (2)(5)	300,000	232,961
Unum Group
5.859% due 5/15/2009	150,000	148,640
UnumProvident Finance Co.
Sr. Nt.
6.85% due 11/15/2015 (2)	300,000	237,873
		1,043,538
Iron - Steel — 0.2%
ArcelorMittal
Sr. Nt.
6.125% due 6/1/2018	100,000	72,345
Nucor Corp.
5.75% due 12/1/2017	200,000	200,117
		272,462
Machinery - Diversified — 0.1%
Roper Industries, Inc.
Sr. Nt.
6.625% due 8/15/2013	100,000	101,290
		101,290
Media - Cable — 1.0%
Comcast Cable Communications, Inc.
6.875% due 6/15/2009	250,000	251,585
Comcast Corp.
6.45% due 3/15/2037	250,000	218,413
6.50% due 1/15/2017	100,000	98,992
Time Warner Cable, Inc.
5.40% due 7/2/2012	250,000	241,486
5.85% due 5/1/2017	400,000	358,598
		1,169,074
Media - Non-Cable — 0.1%
News America Holdings, Inc.
8.00% due 10/17/2016	150,000	151,320
		151,320
Metals & Mining — 0.3%
Noranda, Inc.
6.00% due 10/15/2015	200,000	140,726
Steel Dynamics, Inc.
6.75% due 4/1/2015	150,000	101,625
Vale Overseas Ltd.
6.25% due 1/23/2017	100,000	98,560
		340,911
Natural Gas - Pipelines — 0.1%
Enterprise Products Operating LP
8.375% due 8/1/2066 (1)	100,000	67,000
		67,000

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond Fund (continued)

March 31, 2009 (unaudited)	Principal Amount	Value
Office - Business Equipment — 0.1%
Xerox Corp.
Sr. Nt.
5.65% due 5/15/2013	$100,000	$83,584
		83,584
Oil & Gas — 0.7%
Occidental Petroleum Corp.
Sr. Nt.
7.00% due 11/1/2013	200,000	223,299
Transocean, Inc.
Sr. Nt.
6.00% due 3/15/2018	200,000	188,424
Valero Energy Corp.
Sr. Nt.
9.375% due 3/15/2019	300,000	309,711
XTO Energy, Inc.
Sr. Nt.
5.50% due 6/15/2018	125,000	116,105
		837,539
Oil & Gas Services — 0.1%
Weatherford International Ltd.
5.15% due 3/15/2013	200,000	186,084
		186,084
Pharmaceuticals — 1.1%
Abbott Laboratories
Sr. Nt.
5.125% due 4/1/2019	300,000	301,719
Amgen, Inc.
5.85% due 6/1/2017	100,000	102,400
Astrazeneca PLC
6.45% due 9/15/2037	150,000	155,592
Eli Lilly & Co.
Sr. Nt.
4.20% due 3/6/2014	500,000	515,027
Pfizer, Inc.
Sr. Nt.
6.20% due 3/15/2019	200,000	213,144
Wyeth
5.95% due 4/1/2037	125,000	117,717
		1,405,599
Railroads — 0.3%
Norfolk Southern Corp.
6.75% due 2/15/2011	300,000	314,589
		314,589
Real Estate Investment Trusts — 0.9%
ERP Operating LP
5.375% due 8/1/2016	200,000	157,618
Highwoods Realty Ltd.
5.85% due 3/15/2017	150,000	92,756
Liberty Property LP
7.25% due 3/15/2011	200,000	178,984
PPF Funding, Inc.
5.35% due 4/15/2012(2)(5)	200,000	141,946
Regency Centers LP
6.75% due 1/15/2012	100,000	80,726
Simon Property Group LP
5.25% due 12/1/2016	200,000	148,973
USB Realty Corp.
6.091% due 12/22/2049(2)(3)	250,000	95,000
Westfield Group
5.40% due 10/1/2012(2)	250,000	207,810
		1,103,813
Retailers — 0.3%
CVS Caremark Corp.
5.75% due 6/1/2017	225,000	219,412
Wal-Mart Stores, Inc.
4.50% due 7/1/2015	150,000	159,269
		378,681
Software — 0.2%
Oracle Corp.
Sr. Nt.
5.75% due 4/15/2018	200,000	208,724
		208,724
Technology — 0.3%
Cisco Systems, Inc.
5.50% due 2/22/2016	125,000	132,267
International Business Machines Corp.
5.70% due 9/14/2017	100,000	103,587
National Semiconductor Corp.
6.60% due 6/15/2017	250,000	164,634
		400,488
Tobacco — 0.2%
Philip Morris International, Inc.
Sr. Nt.
6.875% due 3/17/2014	200,000	216,457
		216,457
Transportation — 0.2%
Canadian National Railway Co.
Sr. Nt.
5.85% due 11/15/2017	200,000	206,595
		206,595
Utilities - Electric — 1.2%
Alabama Power Co.
5.65% due 3/15/2035	300,000	279,929
Exelon Corp.
4.45% due 6/15/2010	200,000	196,654
Florida Power & Light Co.
4.95% due 6/1/2035	200,000	175,539
Pacific Gas & Electric Co.
6.05% due 3/1/2034	100,000	97,854
Potomac Edison Co.
5.35% due 11/15/2014	300,000	288,339
Public Service Electric Gas Co.
5.125% due 9/1/2012	200,000	204,361
Virginia Electric and Power Co.
Sr. Nt.
8.875% due 11/15/2038	200,000	244,510
		1,487,186
Wireless Communications — 0.5%
New Cingular Wireless Services, Inc.
8.125% due 5/1/2012	300,000	327,062
Verizon Wireless Capital LLC
Sr. Nt.
5.55% due 2/1/2014(2)	200,000	200,167
Vodafone Group PLC
6.15% due 2/27/2037	100,000	94,288
		621,517
Wireline Communications — 1.2%
AT&T, Inc.
6.30% due 1/15/2038	300,000	263,434
Deutsche Telekom International Finance BV
8.75% due 6/15/2030(1)	250,000	267,077
France Telecom S.A.
7.75% due 3/1/2011(1)	200,000	214,198
8.50% due 3/1/2031(1)	115,000	144,993
Telecom Italia Capital
5.25% due 10/1/2015	150,000	126,473
Verizon Communications, Inc.
5.55% due 2/15/2016	225,000	221,384

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond Fund (continued)

March 31, 2009 (unaudited)	Principal Amount	Value
6.40% due 2/15/2038	$250,000	$226,638
		1,464,197
Total Corporate Bonds (Cost $26,220,780)		23,924,217
Mortgage Pass-Through Securities — 30.5%
FHLMC
5.50% due 9/1/2034-12/1/2035	2,430,841	2,528,688
7.00% due 9/1/2038	630,874	668,200
FNMA
4.50% due 6/1/2038-4/1/2039	3,713,227	3,798,933
5.00% due 4/1/2034-12/1/2038	11,291,477	11,666,889
5.00% due 12/1/2039(6)	2,600,000	2,682,875
5.50% due 4/1/2022-10/1/2038	8,222,309	8,544,337
5.746% due 12/1/2036(1)	771,973	801,067
6.00% due 8/1/2021-7/1/2037	2,151,158	2,252,749
6.198% due 8/1/2046(1)	724,998	754,155
6.50% due 1/1/2013-8/1/2038	2,125,366	2,240,221
7.00% due 6/1/2012-6/1/2032	261,983	280,400
7.50% due 5/1/2027-2/1/2031	200,456	217,536
8.00% due 6/1/2030-9/1/2030	76,813	83,501
GNMA
6.00% due 12/15/2033	185,695	195,319
6.50% due 4/15/2033	324,153	345,861
Total Mortgage Pass-Through Securities (Cost $35,806,614)		37,060,731
Municipal Bonds — 2.3%
Arizona Water Infrastructure Finance Authority Revenue
Water Quality-Series A
5.00% due 10/1/2027	300,000	312,900
Colorado Housing & Finance Authority
Single Family Mortgage CL I-Series A
FHA Insured
5.50% due 11/1/2029(7)	210,000	210,586
Connecticut State
Series F
5.00% due 12/1/2021	300,000	327,678
Gwinnett County Georgia School District General Obligation
5.00% due 2/1/2036	300,000	304,257
Massachusetts Bay Transportation Authority Revenue
Series A
5.25% due 7/1/2034	300,000	302,160
Massachusetts State Health & Educational Facilities Authority Revenue
Harvard University-Series B
5.00% due 10/1/2038	300,000	304,353
Harvard University-Series A
5.50% due 11/15/2036	340,000	360,563
New York State Dormitory Authority
Columbia University-Series C
5.00% due 7/1/2025	300,000	316,989
New York State Environmental Facilities Corp.
State Clean Water & Drinking Water Revenue
Series D
5.00% due 9/15/2032	300,000	298,761
Total Municipal Bonds (Cost $2,624,388)		2,738,247
Non-U.S. Government Securities — 0.6%
Pemex Project Funding Master Trust
5.75% due 3/1/2018	175,000	146,125
Petrobras International Finance Co.
5.875% due 3/1/2018	250,000	232,568
Quebec Province
4.60% due 5/26/2015	250,000	258,975
RAS Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 9/15/2009(2)	60,000	59,026
Total Non-U.S. Government Securities (Cost $736,410)		696,694
Taxable Municipal Securities — 0.1%
Oregon — 0.1%
Oregon School Board Association
4.759% due 6/30/2028	200,000	169,538
		169,538
Total Taxable Municipal Securities (Cost $200,000)		169,538
U.S. Government Securities — 11.0%
U.S. Treasury Bonds — 2.1%
U.S. Treasury Bonds
4.50% due 5/15/2038	2,233,000	2,607,027
		2,607,027
U.S. Treasury Notes — 8.9%
U.S. Treasury Notes
1.375% due 3/15/2012	2,047,000	2,061,233
1.75% due 3/31/2014	1,055,000	1,058,627
2.375% due 3/31/2016	1,874,000	1,886,151
2.75% due 2/15/2019	5,742,000	5,773,409
		10,779,420
Total U.S. Government Securities (Cost $13,337,478)		13,386,447
Repurchase Agreements — 3.6%
State Street Bank and Trust Co. Repurchase Agreement, 0.16% dated 3/31/2009, maturity value of $4,369,019, due 4/1/2009, collateralized by FHLMC, 4.75%, due 1/19/2016, with a value of $4,457,175	4,369,000	4,369,000
Total Repurchase Agreements (Cost $4,369,000)		4,369,000
Total Investments — 102.9% (Cost $131,345,580)		125,051,795
Other Liabilities, Net — (2.9)%		(3,474,811)
Total Net Assets — 100.0%		$121,576,984

(1)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at March 31, 2009.

(2)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At March 31, 2009, the aggregate market value of these securities amounted to $5,223,577, representing 4.3% of net assets of which $4,848,670 have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	Maturity is perpetual. Maturity date presented represents the next call date.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond Fund (continued)

(4)	Non-income producing security. In case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default.

Security	Coupon	Maturity Date	Principal Amount ($)	Acquisition Cost ($)	Value ($)
Lehman Brothers Holdings Capital Trust VII	5.857%	11/29/2049	200,000	200,312	20

(5)	Security deemed illiquid by the investment adviser.

(6)	TBA - To be announced.

(7)	When issued security.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$—
Level 2 – Significant Other Observable Inputs	125,051,795
Level 3 – Significant Unobservable Inputs	—
Total	$125,051,795

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond Fund

March 31, 2009 (unaudited)	Principal Amount	Value
Asset Backed Securities — 12.1%
American Express Credit Account Master Trust
2004-3 A
4.35% due 12/15/2011	$360,000	$360,116
Ameriquest Mortgage Securities, Inc.
2003-5 A6
4.541% due 4/25/2033(1)	266,236	176,666
Capital One Multi-Asset Execution Trust
2006-A2 A
4.85% due 11/15/2013	200,000	198,901
Capital One Prime Auto Receivables Trust
2006-2 A4
4.94% due 7/15/2012	600,000	603,150
CenterPoint Energy Transition Bond Co. LLC
2001-1 A4
5.63% due 9/15/2015	540,000	574,191
Chase Funding Mortgage Loan Trust
2004-1 1A6
4.266% due 6/25/2015	382,150	300,558
Chase Issuance Trust
2005-A10 A10
4.65% due 12/17/2012	430,000	431,327
2007-A15 A
4.96% due 9/17/2012	580,000	587,364
Citibank Credit Card Issuance Trust
2006-A4 A4
5.45% due 5/10/2013	738,000	751,136
CitiFinancial Mortgage Securities, Inc.
2003-3 AF5
4.553% due 8/25/2033(1)	302,761	226,233
Countrywide Asset-Backed Certificates Trust
2004-S1 A2
3.872% due 3/25/2020(1)	20,804	20,270
Detroit Edison Securitization Funding LLC
2001-1 A4
6.19% due 3/1/2013	164,938	172,163
GE Capital Credit Card Master Note Trust
2006-1 A
5.08% due 9/15/2012	370,000	369,685
Nissan Auto Receivables Owner Trust
2008-B A3
4.46% due 4/16/2012	400,000	407,269
Peco Energy Transition Trust
2000-A A4
7.65% due 3/1/2010	365,000	373,169
PG&E Energy Recovery Funding LLC
2005-1 A5
4.47% due 12/25/2014	580,000	602,237
PSE&G Transition Funding LLC
2001-1 A5
6.45% due 3/15/2013	500,000	523,833
Public Service New Hampshire Funding LLC
2001-1 A3
6.48% due 5/1/2015	561,702	605,240
Residential Asset Mortgage Products, Inc.
2003-RZ4 A5
4.66% due 2/25/2032	228,428	206,657
2002-RS4 AI5
6.163% due 8/25/2032(1)	27,947	12,790
Vanderbilt Acquisition Loan Trust
2002-1 A3
5.70% due 9/7/2023	222,003	219,373
West Penn Funding LLC Transition Bonds
2005-A A1
4.46% due 12/27/2010(2)	171,237	173,448
World Omni Auto Receivables Trust
2005-A A4
3.82% due 11/12/2011	212,079	212,098
Total Asset Backed Securities (Cost $8,268,331)		8,107,874
Collateralized Mortgage Obligations — 4.4%
Banc of America Mortgage Securities, Inc.
2004-F 2A6
4.147% due 7/25/2034(1)	360,000	355,389
Countrywide Alternative Loan Trust
2004-35T2 A1
6.00% due 2/25/2035	921,354	724,671
FHLMC
2598 QC
4.50% due 6/15/2027	169,429	170,001
1534 Z
5.00% due 6/15/2023	166,742	169,423
20 H
5.50% due 10/25/2023	79,304	83,430
1650 J
6.50% due 6/15/2023	14,705	14,694
FNMA
2003-24 PU
3.50% due 11/25/2015	111,740	112,025
2003-63 GU
4.00% due 7/25/2033	41,712	42,083
2005-39 CL
5.00% due 12/25/2021	240,719	246,177
2006-45 AC
5.50% due 6/25/2036	111,907	112,935
2002-52 PB
6.00% due 2/25/2032	362,057	373,268
GNMA
2002-93 NV
4.75% due 2/20/2032	26,050	26,287
GSR Mortgage Loan Trust
2006-2F 7A1
5.50% due 1/25/2021	360,529	285,720
J.P. Morgan Mortgage Trust
2005-S2 2A15
6.00% due 9/25/2035	163,719	113,682
Residential Asset Mortgage Products, Inc.
2005-SL1 A4
6.00% due 5/25/2032	124,680	92,809
Total Collateralized Mortgage Obligations (Cost $3,083,555)		2,922,594
Commercial Mortgage Backed Securities — 10.4%
Bear Stearns Commercial Mortgage Securities
2003-T12 A2
3.88% due 8/13/2039	179,937	179,583
Commercial Mortgage Asset Trust
1999-C1 A3
6.64% due 1/17/2032	115,636	115,605
Crown Castle Towers LLC
2005-1A AFX
4.643% due 6/15/2035(2)	720,000	687,600
CS First Boston Mortgage Securities Corp.
2004-C5 A2
4.183% due 11/15/2037	280,622	269,807

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond Fund (continued)

March 31, 2009 (unaudited)	Principal Amount	Value
Four Times Square Trust
2000-4TS A2
7.795% due 4/15/2015(2)	$607,000	$637,649
GE Capital Commercial Mortgage Corp.
2003-C2 A2
4.17% due 7/10/2037	846,360	829,547
Greenwich Capital Commercial Funding Corp.
2005-GG3 A2
4.305% due 8/10/2042	332,853	320,624
GS Mortgage Securities Corp. II
2004-GG2 A3
4.602% due 8/10/2038	380,000	374,770
Hilton Hotel Pool Trust
2000-HLTA A1
7.055% due 10/3/2015(2)	685,523	710,782
J.P. Morgan Chase Commercial Mortgage
Securities Corp.
2004-C1 A1
3.053% due 1/15/2038	106,372	105,020
2002-C1 A2
4.914% due 7/12/2037	419,706	416,366
2001-C1 A3
5.857% due 10/12/2035	345,000	340,533
2001-CIBC A3
6.26% due 3/15/2033	1,185,660	1,199,176
J.P. Morgan Commercial Mortgage Finance Corp.
2000-C9 A2
7.77% due 10/15/2032	267,336	268,866
PNC Mortgage Acceptance Corp.
2000-C1 A2
7.61% due 2/15/2010	123,532	124,370
Prudential Securities Secured Financing Corp.
1998-C1 D
7.074% due 1/15/2013(1)	379,617	379,464
Total Commercial Mortgage Backed Securities (Cost $6,968,600)		6,959,762
Corporate Bonds — 29.3%
Aerospace & Defense — 0.4%
Raytheon Co.
Sr. Nt.
4.85% due 1/15/2011	240,000	248,314
		248,314
Automotive — 0.4%
Daimler Finance North America LLC
4.875% due 6/15/2010	250,000	242,811
		242,811
Beverages — 1.3%
Anheuser-Busch Cos., Inc.
5.625% due 10/1/2010	375,000	385,780
SABMiller PLC
6.20% due 7/1/2011(2)	500,000	504,149
		889,929
Computers — 0.8%
Hewlett-Packard Co.
Sr. Nt.
4.25% due 2/24/2012	500,000	513,642
		513,642
Diversified Financial Services — 1.0%
BP Capital Markets PLC
3.125% due 3/10/2012	650,000	652,676
		652,676
Electric — 0.5%
PPL Electric Utilities Corp.
Sr. Sec. Nt.
6.25% due 8/15/2009	300,000	302,615
		302,615
Environmental — 0.5%
Allied Waste North America, Inc.
Sr. Sec. Nt.
6.50% due 11/15/2010	350,000	348,250
		348,250
Finance Companies — 1.1%
General Electric Capital Corp.
2.20% due 6/8/2012	450,000	452,906
Textron Financial Corp.
5.125% due 11/1/2010	350,000	262,731
		715,637
Financial - Banks — 4.7%
Bank of America Corp.
2.10% due 4/30/2012	1,000,000	1,002,032
3.125% due 6/15/2012	450,000	465,546
Citigroup, Inc.
4.25% due 7/29/2009	300,000	297,081
Merrill Lynch & Co., Inc.
Sr. Nt. Ser. B
4.50% due 11/4/2010	300,000	275,705
PNC Funding Corp.
2.30% due 6/22/2012	450,000	454,334
4.50% due 3/10/2010	350,000	348,685
The Goldman Sachs Group, Inc.
Sr. Nt.
4.50% due 6/15/2010	300,000	299,357
		3,142,740
Food & Beverage — 3.2%
Diageo Finance BV
3.875% due 4/1/2011	600,000	598,001
Kraft Foods, Inc.
Sr. Nt.
5.625% due 11/1/2011	500,000	520,528
PepsiAmericas, Inc.
5.625% due 5/31/2011	450,000	459,131
The Kroger Co.
6.80% due 4/1/2011	550,000	581,076
		2,158,736
Health Care - Services — 0.5%
UnitedHealth Group, Inc.
Sr. Nt.
5.125% due 11/15/2010	350,000	351,863
		351,863
Household Products - Wares — 0.5%
Clorox Co.
Sr. Nt.
4.20% due 1/15/2010	325,000	327,252
		327,252
Insurance — 1.1%
Metropolitan Life Global Funding I
Sr. Sec. Nt.
4.50% due 5/5/2010(2)	400,000	398,379
Unum Group
5.859% due 5/15/2009	350,000	346,828
		745,207

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond Fund (continued)

March 31, 2009 (unaudited)	Principal Amount	Value
Media - Cable — 2.0%
Comcast Corp.
5.45% due 11/15/2010	$500,000	$509,347
Cox Communications, Inc.
4.625% due 1/15/2010	350,000	346,679
Time Warner Cable, Inc.
5.40% due 7/2/2012	525,000	507,122
		1,363,148
Metals & Mining — 0.5%
BHP Billiton Finance USA Ltd.
5.00% due 12/15/2010	350,000	357,677
		357,677
Natural Gas - Distributors — 0.4%
ONEOK, Inc.
7.125% due 4/15/2011	290,000	294,722
		294,722
Natural Gas - Pipelines — 1.4%
Enterprise Products Operating LLP
4.95% due 6/1/2010	350,000	343,931
Kinder Morgan Energy Partners LP
7.125% due 3/15/2012	550,000	562,852
		906,783
Oil & Gas — 1.8%
Anadarko Finance Co.
Ser. B
6.75% due 5/1/2011	350,000	353,168
Chevron Corp.
3.45% due 3/3/2012	500,000	513,223
XTO Energy, Inc.
5.00% due 8/1/2010	350,000	348,383
		1,214,774
Pharmaceuticals — 2.9%
Eli Lilly & Co.
Sr. Nt.
3.55% due 3/6/2012	650,000	664,087
Pfizer, Inc.
Sr. Nt.
4.45% due 3/15/2012	650,000	667,650
Roche Holdings, Inc.
4.50% due 3/1/2012(2)	550,000	559,871
		1,891,608
Real Estate Investment Trusts — 1.0%
Regency Centers LP
7.95% due 1/15/2011	350,000	322,242
Simon Property Group LP
Sr. Nt.
4.875% due 3/18/2010	350,000	335,172
		657,414
Retailers — 1.0%
CVS Caremark Corp.
4.00% due 9/15/2009	350,000	350,425
Safeway, Inc.
4.95% due 8/16/2010	300,000	305,656
		656,081
Savings & Loans — 0.9%
Sovereign Bancorp, Inc.
Sr. Nt.
4.80% due 9/1/2010	350,000	329,332
Wachovia Mortgage FSB
Sr. Nt.
4.125% due 12/15/2009	300,000	296,317
		625,649
Telecommunications — 1.4%
AT&T, Inc.
Sr. Nt.
4.125% due 9/15/2009	350,000	353,219
Verizon Wireless Capital LLC
Sr. Nt.
5.25% due 2/1/2012(2)	600,000	608,047
		961,266
Total Corporate Bonds (Cost $19,615,723)		19,568,794
Mortgage Pass-Through Securities — 0.9%
FHLMC
7.00% due 9/1/2038	302,820	320,736
FNMA
6.198% due 8/1/2046(1)	253,885	264,095
Total Mortgage Pass-Through Securities (Cost $571,536)		584,831
U.S. Government Securities — 37.9%
U.S. Government Agency Securities — 9.2%
FHLMC
2.50% due 3/23/2012	1,910,000	1,913,474
FNMA
2.00% due 4/1/2011	1,495,000	1,498,895
5.00% due 10/15/2011	760,000	822,259
5.125% due 4/15/2011	1,800,000	1,927,509
		6,162,137
U.S. Treasury Notes — 28.7%
U.S. Treasury Notes
0.875% due 3/31/2011	10,542,000	10,556,000
1.375% due 3/15/2012	7,136,000	7,185,616
1.75% due 3/31/2014	1,365,000	1,369,693
		19,111,309
Total U.S. Government Securities (Cost $24,985,934)		25,273,446
Non-U.S. Government Securities — 0.1%
RAS Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 9/15/2009(2)	45,000	44,269
		44,269
Total Non-U.S. Government Securities (Cost $44,717)		44,269
Repurchase Agreements — 5.1%
State Street Bank and Trust Co. Repurchase Agreement, 0.16%, dated 3/31/2009, maturity value of $3,388,015, due 4/1/2009, collateralized by FHLMC, 4.75%, due 1/19/2016, with a value of $3,459,300	3,388,000	3,388,000
Total Repurchase Agreements (Cost $3,388,000)		3,388,000

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond Fund (continued)

Total Investments — 100.2% (Cost $66,926,396)	66,849,570
Other Liabilities, Net — (0.2)%	(119,052)
Total Net Assets — 100.0%	$66,730,518

(1)	Variable Rate Security. The rate shown is the rate in effect at March 31, 2009.

(2)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At March 31, 2009, the aggregate market value of these securities amounted to $4,324,194, representing 6.5% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$—
Level 2 – Significant Other Observable Inputs	66,849,570
Level 3 – Significant Unobservable Inputs	—
Total	$66,849,570

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Bond Fund

March 31, 2009 (unaudited)	Principal Amount	Value
Corporate Bonds — 90.3%
Advertising — 0.6%
Lamar Media Corp.
Sr. Nt.
6.625% due 8/15/2015	$500,000	$363,600
RH Donnelley, Inc.
11.75% due 5/15/2015(1)(5)	705,000	91,650
		455,250
Aerospace & Defense — 2.7%
BE Aerospace, Inc.
Sr. Nt.
8.50% due 7/1/2018	460,000	383,525
Communications & Power Industries, Inc.
Sr. Sub. Nt.
8.00% due 2/1/2012	490,000	431,813
L-3 Communications Corp.
Sr. Sub. Nt.
5.875% due 1/15/2015	180,000	166,950
6.375% due 10/15/2015	600,000	565,500
Moog, Inc.
Sr. Sub. Nt.
7.25% due 6/15/2018(1)	450,000	415,125
		1,962,913
Automotive — 4.2%
Ford Motor Credit Co.
Sr. Nt.
7.25% due 10/25/2011	1,200,000	854,347
8.00% due 12/15/2016	700,000	460,062
9.75% due 9/15/2010	538,000	442,583
9.875% due 8/10/2011	570,000	431,474
Ford Motor Credit Co. LLC
Sr. Nt.
5.544% due 4/15/2009(2)	650,000	641,875
Goodyear Tire & Rubber Co.
6.318% due 12/1/2009(2)	140,000	133,700
Sr. Nt.
8.625% due 12/1/2011	91,000	75,530
		3,039,571
Beverages — 0.7%
Constellation Brands, Inc.
Ser. B
7.25% due 5/15/2017	360,000	342,000
8.125% due 1/15/2012	160,000	160,000
		502,000
Biotechnology — 0.4%
Bio-Rad Laboratories, Inc.
Sr. Sub. Nt.
7.50% due 8/15/2013	300,000	288,000
		288,000
Building Materials — 2.7%
Masco Corp.
Sr. Nt.
5.875% due 7/15/2012	910,000	716,625
Mohawk Industries, Inc.
Sr. Nt.
6.625% due 1/15/2016	330,000	243,144
Norcraft Cos. L.P.
Sr. Sub. Nt.
9.00% due 11/1/2011	500,000	425,000
Texas Industries, Inc.
Sr. Nt.
7.25% due 7/15/2013(1)	760,000	573,800
		1,958,569
Chemicals — 0.5%
Koppers, Inc.
Sr. Nt.
9.875% due 10/15/2013	398,000	364,170
		364,170
Coal — 1.1%
Foundation PA Coal Co. LLC
Sr. Nt.
7.25% due 8/1/2014	320,000	290,400
Peabody Energy Corp.
6.875% due 3/15/2013	540,000	526,500
		816,900
Commercial Services — 1.2%
Iron Mountain, Inc.
6.625% due 1/1/2016	200,000	185,000
Sr. Sub. Nt.
8.625% due 4/1/2013	700,000	700,000
		885,000
Computers — 0.5%
Seagate Technology HDD Holdings
6.80% due 10/1/2016	580,000	336,400
		336,400
Construction Machinery — 1.3%
Terex Corp.
Sr. Sub. Nt.
8.00% due 11/15/2017	580,000	469,800
Titan International, Inc.
Sr. Nt.
8.00% due 1/15/2012	160,000	124,800
United Rentals NA, Inc.
Sr. Sub. Nt.
7.75% due 11/15/2013	640,000	348,800
		943,400
Consumer Products — 0.4%
Elizabeth Arden, Inc.
Sr. Sub. Nt.
7.75% due 1/15/2014	410,000	291,100
		291,100
Diversified Manufacturing — 0.1%
ESCO Corp.
Sr. Nt.
8.625% due 12/15/2013(1)	90,000	68,400
		68,400
Electric — 9.5%
CMS Energy Corp.
Sr. Nt.
6.55% due 7/17/2017	530,000	465,075
Dynegy Holdings, Inc.
Sr. Nt.
7.75% due 6/1/2019	830,000	539,500
Edison Mission Energy
Sr. Nt.
7.00% due 5/15/2017	800,000	584,000
Midwest Generation LLC
Ser. B
8.56% due 1/2/2016	442,444	410,367
Mirant Americas Generation, LLC
Sr. Nt.
8.30% due 5/1/2011	180,000	174,600
Mirant Mid Atlantic Pass Through Tr.
Ser. B
9.125% due 6/30/2017	429,373	397,170
Mirant North America LLC
7.375% due 12/31/2013	380,000	343,900

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Bond Fund (continued)

March 31, 2009 (unaudited)	Principal Amount	Value
NiSource Finance Corp.
7.875% due 11/15/2010	$500,000	$491,324
NRG Energy, Inc.
Sr. Nt.
7.375% due 1/15/2017	645,000	599,850
Reliant Energy, Inc.
Sr. Nt.
7.625% due 6/15/2014	360,000	291,600
7.875% due 6/15/2017	560,000	442,400
Sierra Pacific Resources
Sr. Nt.
8.625% due 3/15/2014	557,000	524,975
Texas Competitive Electric Holdings Co. LLC
Ser. A
10.25% due 11/1/2015(3)	1,180,000	590,000
Ser. B
10.25% due 11/1/2015(3)	740,000	370,000
The AES Corp.
Sr. Nt.
8.00% due 10/15/2017	360,000	308,700
8.00% due 6/1/2020(1)	360,000	291,600
		6,825,061
Electrical Components & Equipment — 1.1%
Anixter, Inc.
10.00% due 3/15/2014	680,000	630,700
Belden, Inc.
Sr. Sub. Nt.
7.00% due 3/15/2017	175,000	143,500
		774,200
Electronics — 0.6%
Jabil Circuit, Inc.
Sr. Nt.
8.25% due 3/15/2018	580,000	432,100
		432,100
Energy — 2.7%
Chaparral Energy, Inc.
Sr. Nt.
8.50% due 12/1/2015	865,000	298,425
Encore Acquisition Co.
Sr. Sub. Nt.
7.25% due 12/1/2017	200,000	147,750
Hilcorp Energy I L.P.
Sr. Nt.
7.75% due 11/1/2015(1)	165,000	120,450
9.00% due 6/1/2016(1)	200,000	148,000
OPTI Canada, Inc.
Sr. Sec. Nt.
7.875% due 12/15/2014	200,000	87,500
8.25% due 12/15/2014	615,000	275,213
Southwestern Energy Co.
Sr. Nt.
7.50% due 2/1/2018(1)	560,000	540,400
Whiting Petroleum Corp.
Sr. Sub. Nt.
7.00% due 2/1/2014	400,000	300,000
		1,917,738
Environmental — 0.5%
Allied Waste NA, Inc.
Sr. Nt.
7.875% due 4/15/2013	335,000	333,325
		333,325
Food & Beverage — 2.3%
Aramark Corp.
Sr. Nt.
4.67% due 2/1/2015(2)	135,000	102,938
8.50% due 2/1/2015	855,000	786,600
Michael Foods, Inc.
Sr. Sub. Nt.
8.00% due 11/15/2013	808,000	719,120
		1,608,658
Gaming — 2.0%
Boyd Gaming Corp.
Sr. Sub. Nt.
6.75% due 4/15/2014	200,000	116,000
7.125% due 2/1/2016	400,000	216,000
Harrah’s Operating Co., Inc.
10.75% due 2/1/2016	900,000	171,000
MGM Mirage, Inc.
Sr. Nt.
7.50% due 6/1/2016	340,000	119,000
Sr. Sec. Nt.
13.00% due 11/15/2013(1)	340,000	253,300
Pokagon Gaming Authority
Sr. Nt.
10.375% due 6/15/2014(1)	186,000	154,380
Scientific Games Corp.
7.875% due 6/15/2016(1)	290,000	250,850
Snoqualmie Entertainment Authority
Sr. Nt.
9.125% due 2/1/2015(1)	545,000	141,700
		1,422,230
Health Care — 8.5%
Alliance Imaging, Inc.
Sr. Sub. Nt.7.25% due 12/15/2012	1,060,000	1,017,600
Community Health Systems, Inc.
8.875% due 7/15/2015	930,000	878,850
DaVita, Inc.
7.25% due 3/15/2015	570,000	547,912
Fresenius Medical Care
Capital Tr.
7.875% due 6/15/2011	570,000	577,125
HCA, Inc.
Sr. Nt.
6.75% due 7/15/2013	570,000	426,075
Sec. Nt.
9.125% due 11/15/2014	922,000	866,680
9.25% due 11/15/2016	1,130,000	1,028,300
Sr. Sec. Nt.
9.875% due 2/15/2017(1)	280,000	264,600
Health Management Associates, Inc.
Sr. Nt.
6.125% due 4/15/2016	550,000	449,625
		6,056,767
Home Construction — 2.2%
Centex Corp.
Sr. Nt.
4.55% due 11/1/2010	380,000	345,800
KB Home
6.375% due 8/15/2011	300,000	270,000
The Ryland Group, Inc.
5.375% due 5/15/2012	290,000	252,300
Toll Corp.
8.25% due 2/1/2011	705,000	690,900
		1,559,000
Insurance — 0.4%
UnumProvident Finance Co.
Sr. Nt.
6.85% due 11/15/2015(1)	400,000	317,164
		317,164

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Bond Fund (continued)

March 31, 2009 (unaudited)	Principal Amount	Value
Iron - Steel — 0.9%
Steel Dynamics, Inc.
7.375% due 11/1/2012	$800,000	$624,000
		624,000
Lodging — 1.6%
Host Marriott L.P.
Sr. Nt. Ser. O
6.375% due 3/15/2015	900,000	666,000
Royal Caribbean Cruises Ltd.
Sr. Nt.
6.875% due 12/1/2013	360,000	194,400
7.00% due 6/15/2013	540,000	303,075
		1,163,475
Media - Cable — 3.4%
Cablevision Systems Corp.
Sr. Nt.
8.00% due 4/15/2012(2)	510,000	495,975
Clear Channel Communications, Inc.
Sr. Nt.
5.75% due 1/15/2013	610,000	91,500
CSC Holdings, Inc.
Sr. Nt. Ser. B
7.625% due 4/1/2011	400,000	397,000
Sr. Nt.
8.50% due 4/15/2014 - 6/15/2015(1)	610,000	597,475
8.625% due 2/15/2019(1)	160,000	154,000
Mediacom Broadband LLC
Sr. Nt.
8.50% due 10/15/2015	150,000	135,000
Videotron Ltee.
9.125% due 4/15/2018(1)	280,000	284,550
Sr. Nt.
9.125% due 4/15/2018(1)	290,000	294,713
		2,450,213
Media - Non-Cable — 8.8%
Block Communications, Inc.
Sr. Nt.
8.25% due 12/15/2015(1)	1,120,000	831,600
DirecTV Holdings LLC
Sr. Nt.
8.375% due 3/15/2013	805,000	814,056
EchoStar DBS Corp.
Sr. Nt.
6.375% due 10/1/2011	725,000	699,625
6.625% due 10/1/2014	295,000	264,025
Hughes Network Systems LLC
Sr. Nt.
9.50% due 4/15/2014	100,000	89,500
Intelsat Corp.
Sr. Nt.
9.25% due 8/15/2014(1)	380,000	357,200
Intelsat Jackson Holdings Ltd.
11.25% due 6/15/2016	290,000	281,300
Intelsat Subsidiary Holding Co. Ltd.
Sr. Nt.
8.50% due 1/15/2013(1)	900,000	848,250
8.875% due 1/15/2015(1)	140,000	129,850
Quebecor Media, Inc.
Sr. Nt.
7.75% due 3/15/2016	821,000	623,960
Rainbow National Services LLC
8.75% due 9/1/2012(1)	930,000	930,000
Sinclair Television Group, Inc.
8.00% due 3/15/2012	830,000	452,350
		6,321,716
Metals & Mining — 0.9%
Freeport-McMoRan Copper & Gold, Inc.
Sr. Nt.
8.25% due 4/1/2015	175,000	167,563
8.375% due 4/1/2017	535,000	500,225
		667,788
Natural Gas - Distributors — 2.2%
Amerigas Partners L.P.
Sr. Nt.
7.125% due 5/20/2016	600,000	564,000
Ferrellgas Partners L.P.
Sr. Nt.
6.75% due 5/1/2014(1)	380,000	319,200
Inergy LP/Inergy Finance Corp.
8.25% due 3/1/2016	600,000	570,000
8.75% due 3/1/2015(1)	160,000	154,400
		1,607,600
Natural Gas - Pipelines — 0.4%
MarkWest Energy Partners L.P.
Sr. Nt. Ser. B
8.50% due 7/15/2016	400,000	286,000
SemGroup L.P.
Sr. Nt.
8.75% due 11/15/2015(1)(4)	715,000	25,025
		311,025
Oil & Gas — 4.9%
Atlas Energy Resources LLC
Sr. Nt.
10.75% due 2/1/2018(1)	290,000	211,700
Chesapeake Energy Corp.
6.875% due 1/15/2016	360,000	302,400
7.50% due 9/15/2013	560,000	512,400
Sr. Nt.
7.625% due 7/15/2013	300,000	276,000
9.50% due 2/15/2015	160,000	155,600
Denbury Resources, Inc.
9.75% due 3/1/2016	320,000	308,800
KCS Energy, Inc.
7.125% due 4/1/2012	400,000	362,000
PetroHawk Energy Corp.
Sr. Nt.
7.875% due 6/1/2015(1)	290,000	255,200
10.50% due 8/1/2014(1)	160,000	159,200
Quicksilver Resources, Inc.
8.25% due 8/1/2015	1,120,000	722,400
SandRidge Energy, Inc.
Sr. Nt.
8.00% due 6/1/2018(1)	360,000	264,600
		3,530,300
Oil & Gas Services — 0.4%
Helix Energy Solutions Group, Inc.
Sr. Nt.
9.50% due 1/15/2016(1)	360,000	212,400
Seitel, Inc.
9.75% due 2/15/2014	180,000	79,650
		292,050
Oilfield Services — 0.5%
Compagnie Generale de Geophysique-Veritas
Sr. Nt.
7.75% due 5/15/2017	85,000	65,025
Complete Production Services, Inc.
Sr. Nt.
8.00% due 12/15/2016	370,000	234,950

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Bond Fund (continued)

March 31, 2009 (unaudited)	Principal Amount	Value
Stallion Oilfield Services
Sr. Nt.
9.75% due 2/1/2015(1)	$580,000	$72,500
		372,475
Packaging — 1.4%
Crown Americas LLC
7.625% due 11/15/2013	180,000	180,675
7.75% due 11/15/2015	800,000	804,000
		984,675
Paper & Forest Products — 2.0%
Graphic Packaging International, Inc.
Sr. Sub. Nt.
9.50% due 8/15/2013	1,022,000	730,730
Rock-Tenn Co.
Sr. Nt.
8.20% due 8/15/2011	360,000	360,900
9.25% due 3/15/2016	370,000	369,075
		1,460,705
Pipelines — 2.5%
Atlas Pipeline Partners L.P.
8.75% due 6/15/2018	760,000	425,600
El Paso Corp.
Sr. Nt.
8.25% due 2/15/2016	160,000	149,600
12.00% due 12/12/2013	640,000	673,600
El Paso Performance-Linked Tr.
Sr. Nt.
7.75% due 7/15/2011(1)	200,000	191,713
Kinder Morgan Finance Co. ULC
5.70% due 1/5/2016	400,000	336,000
		1,776,513
Real Estate Investment Trusts — 1.1%
Reckson Operating Partnership L.P.
Sr. Nt.
5.15% due 1/15/2011	900,000	759,382
		759,382
Retailers — 1.3%
J.C. Penney Corp., Inc.
Sr. Nt.
7.65% due 8/15/2016	1,130,000	906,016
		906,016
Services — 0.9%
NCO Group, Inc.
Sr. Nt.
6.112% due 11/15/2013(2)	165,000	56,100
Sr. Sub. Nt.
11.875% due 11/15/2014	180,000	27,900
Service Corp. International
Sr. Nt.
7.625% due 10/1/2018	490,000	421,400
Travelport LLC
Sr. Nt.
5.886% due 9/1/2014(2)	440,000	140,800
		646,200
Supermarkets — 1.5%
Delhaize America, Inc.
Debt.
9.00% due 4/15/2031	370,000	393,255
Supervalu, Inc.
Sr. Nt.
7.50% due 11/15/2014	710,000	693,138
		1,086,393
Technology — 1.0%
First Data Corp.
9.875% due 9/24/2015	180,000	105,300
Nortel Networks Ltd.
Sr. Nt.
8.508% due 7/15/2011(2)(4)	270,000	43,200
10.75% due 7/15/2016(4)	160,000	30,400
10.75% due 7/15/2016(1)(4)	170,000	30,600
SunGard Data Systems, Inc.
9.125% due 8/15/2013	540,000	469,800
		679,300
Tobacco — 0.8%
Reynolds American, Inc.
Sr. Sec. Nt.
7.25% due 6/1/2013	600,000	572,462
		572,462
Transportation — 0.6%
American Railcar Industries, Inc.
Sr. Nt.
7.50% due 3/1/2014	440,000	305,800
Avis Budget Car Rental LLC
Sr. Nt.
3.738% due 5/15/2014(2)	100,000	24,000
7.625% due 5/15/2014	100,000	25,000
7.75% due 5/15/2016	300,000	75,000
		429,800
Wireless Communications — 4.4%
American Tower Corp.
Sr. Nt.
7.00% due 10/15/2017	720,000	709,200
Inmarsat Finance PLC
Sr. Nt.
7.625% due 6/30/2012	310,000	301,087
MetroPCS Wireless, Inc.
9.25% due 11/1/2014	600,000	582,000
Sr. Nt.
9.25% due 11/1/2014(1)	280,000	270,200
Sprint Capital Corp.
6.90% due 5/1/2019	755,000	532,275
7.625% due 1/30/2011	490,000	453,250
8.375% due 3/15/2012	330,000	297,000
		3,145,012
Wireline Communications — 2.6%
Frontier Communications Corp.
Sr. Nt.
6.25% due 1/15/2013	580,000	525,625
Qwest Corp.
Sr. Nt.
7.625% due 6/15/2015	500,000	450,000
7.875% due 9/1/2011	885,000	871,725
		1,847,350
Total Corporate Bonds (Cost $79,415,752)		64,792,366
Commercial Mortgage Backed Securities — 1.9%
Crown Castle Towers LLC
2005-1A AFX
4.643% due 6/15/2035(1)	1,375,000	1,313,125
Total Commercial Mortgage Backed Securities (Cost $1,309,392)		1,313,125

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Bond Fund (continued)

March 31, 2009 (unaudited)	Principal Amount	Value
Credit-Linked Securities — 1.6%
CDX North America High Yield
Ser. 10 -T
8.875% due 6/29/2013 (1)	$1,425,000	$1,132,875
Total Credit-Linked Securities (Cost $1,202,344)		1,132,875
Repurchase Agreements — 4.4%
State Street Bank and Trust Co. Repurchase Agreement, 0.16% dated 3/31/2009, maturity value of $3,172,014 due 4/1/2009, collateralized by FHLMC, 4.75%, due 1/19/2016, with a value of $3,237,550	3,172,000	3,172,000
Total Repurchase Agreements (Cost $3,172,000)		3,172,000
Total Investments — 98.2% (Cost $85,099,488)		70,410,366
Other Assets, Net — 1.8%		1,319,628
Total Net Assets — 100.0%		$71,729,994

(1)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At March 31, 2009, the aggregate market value of these securities amounted to $12,671,795, representing 17.7% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(2)	Variable Rate Security. The rate shown is the rate in effect at March 31, 2009.

(3)	Step-up bond.

(4)	Non-income producing security. In case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default.

Security	Coupon	Maturity Date	Principal Amount ($)	Acquisition Cost ($)	Value ($)
Nortel Networks Ltd. Sr. Nt.	8.508%	07/15/2011	270,000	271,678	43,200
Nortel Networks Ltd. Sr. Nt.	10.75%	07/15/2016	330,000	328,300	61,000
SemGroup L.P. Sr. Nt.	8.75%	11/15/2015	715,000	713,425	25,025

(5)	Subsequent to March 31, 2009, the issuer exercised a 30-day grace period on interest payments as part of a potential debt restructuring plan. The company stated on May 20, 2009 that it hopes to obtain support for a debt restructuring from its bank lenders and bondholders before the expiration on May 28, 2009 of the forbearance agreements currently in place. There can be no assurances, however, that the company will be successful in obtaining such support, which may cause it to file for bankruptcy.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$—
Level 2 – Significant Other Observable Inputs	70,410,366
Level 3 – Significant Unobservable Inputs	—
Total	$70,410,366

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Tax-Exempt Fund

March 31, 2009 (unaudited)	Principal Amount	Value
Municipal Bonds — 100.7%
Alabama — 0.9%
Alabama 21st Century Auth. Tobacco Settlement Rev.,
5.25% due 12/1/2009	$1,000,000	$1,005,870
5.75% due 12/1/2019	160,000	144,574
		1,150,444
Arizona — 3.2%
Arizona St. Transn. Brd. Hwy. Rev.
Ser. B
5.00% due 7/1/2032	1,000,000	1,009,510
AZ Wtr. Infrastructure Fin. Auth. Rev.
Wtr Quality-Ser. A
5.00% due 10/1/2027	1,500,000	1,564,500
Mesa AZ Utility Sys. Rev.
FGIC Insured
5.00% due 7/1/2016	575,000	575,650
Phoenix, AZ G.O. Ser. B,
5.375% due 7/1/2012(1)	1,000,000	1,084,460
		4,234,120
California — 3.4%
California St. Dept. Wtr. Res. Pwr. Supply Rev.
5.00% due 5/1/2022	1,500,000	1,546,305
Los Angeles Calif. Unified Sch. Dist. G.O. Ser. F
5.00% due 1/1/2034	1,500,000	1,412,640
San Francisco Calif. Bay Area Rapid Tran Dist.
5.00% due 8/1/2023	1,500,000	1,607,475
		4,566,420
Colorado — 3.4%
Colorado Hsg. & Fin. Auth. Single Family Mtg.
Ser. A
5.50% due 11/1/2029 (2)	1,500,000	1,507,650
North Metro Fire Rescue Dist. Colorado G.O., AMBAC insured
5.00% due 12/1/2027	1,000,000	1,022,280
West Metro Fire Protn. Dist. CO G.O. Ser. A,
MBIA insured
5.25% due 12/1/2026	1,895,000	1,987,381
		4,517,311
Connecticut — 3.4%
Connecticut St. G.O. Ser. A
5.00% due 2/15/2029	1,500,000	1,549,485
Connecticut St. Hsg. Fin. Auth. Hsg. Mtg. Fin. Prog.
Ser. C-4
5.00% due 11/15/2029	1,500,000	1,425,000
Connecticut St. Spl. Tax Oblig. Rev.
Transn. Infrastructure Ser. A
5.00% due 11/1/2027	1,500,000	1,533,165
		4,507,650
Delaware — 1.0%
Wilmington Delaware G.O.
Ser. A
5.00% due 12/1/2028	1,250,000	1,286,600
		1,286,600
Florida — 2.0%
Brevard Cnty. FLA Health Facs. Auth. Health Care Facs. Rev. Health First Inc. Proj.
5.00% due 4/1/2024	1,500,000	1,187,490
Florida St.
Dept. Trans. - Right of Way
5.375% due 7/1/2027	1,500,000	1,555,725
		2,743,215
Georgia — 4.6%
Georgia St. Rd. & Twy. Auth. Rev. Fed. Hwy. Grant Antic. Bds. Ser. A
5.00% due 6/1/2021	1,500,000	1,611,195
Gwinnett Cnty. GA Sch. Dist. G.O.
5.00% due 2/1/2032	1,500,000	1,531,020
5.00% due 2/1/2036	1,500,000	1,522,365
Metropolitan Atlanta Rapid Tran. Auth. GA Sales Tax Rev. Ref-Third Indenture-Ser. B,
FSA insured
5.00% due 7/1/2026	1,500,000	1,551,075
		6,215,655
Idaho — 1.3%
Boise St. Univ. Idaho Revs. Ref-Gen-Ser. A
5.00% due 4/1/2034	1,750,000	1,730,295
		1,730,295
Illinois — 3.7%
Chicago Illinois Brd. of Ed. G.O.
6.75% due 3/1/2036 (3)	3,500,000	3,500,000
Illinois St. Toll Hwy. Auth. Toll Hwy. Rev. Ser. B
5.50% due 1/1/2033	1,500,000	1,534,335
		5,034,335
Kansas — 2.3%
Kansas St. Dept. Transn. Hwy. Rev. Ser. B-2
5.00% due 9/1/2022	1,500,000	1,646,235
Kansas St. Dev. Fin. Auth. Lease Rev. Ser. G-1,
MBIA insured
5.125% due 4/1/2022	1,300,000	1,389,882
		3,036,117
Kentucky — 1.5%
Kentucky Asset / Liability Commn. Agy. Fd. Rev. Proj. Nts. Fed. Hwy. Tr. First Ser.,
5.25% due 9/1/2018	1,750,000	1,992,200
		1,992,200
Maine — 1.2%
Maine St. Tpk. Auth. Tpk. Rev.
6.00% due 7/1/2034	1,500,000	1,596,690
		1,596,690
Maryland — 3.8%
Baltimore Cnty. MD Met. Dist.
71st Issue
5.00% due 2/1/2022	1,500,000	1,648,005
Maryland St. Dept. Transn. Cons.
5.00% due 2/15/2021	1,500,000	1,649,760
Maryland St. Dept. Transn. Cons. Transn.
5.25% due 12/15/2017	1,500,000	1,760,445
		5,058,210
Massachusetts — 7.1%
Massachusetts St. College Bldg. Auth. Proj. Rev.
Ser. A,
AMBAC insured
5.00% due 5/1/2026	950,000	939,218
Massachusetts St. G.O.
Ser. D,
5.50% due 10/1/2020	2,000,000	2,334,580
Massachusetts St. Health & Ed. Facs. Auth. Rev.
Harvard Univ. Ser. B,
5.00% due 10/1/2038	1,500,000	1,522,815
Harvard Univ. Ser. A
5.50% due 11/15/2036	1,500,000	1,591,905
Massachusetts St. Health & Ed. Facs. Auth. Rev.
Ser. A, M.I.T.
5.00% due 7/1/2038	1,500,000	1,522,155

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Tax-Exempt Fund (continued)

March 31, 2009 (unaudited)	Principal Amount	Value
Massachusetts St. Health & Ed. Facs. Auth. Rev.
Ser. O, M.I.T.
6.00% due 7/1/2036	$1,500,000	$1,648,260
		9,558,933
Minnesota — 2.4%
Minnesota St. G.O.
5.00% due 8/1/2022	1,500,000	1,638,585
Rochester, MN Waste Wtr. Ser. A G.O.,
5.00% due 2/1/2026	1,500,000	1,555,875
		3,194,460
Missouri — 6.0%
Metropolitan St. Louis MO Swr. Dist. Wastewtr
Sys. Rev. Ser. A
5.75% due 5/1/2038	1,500,000	1,578,015
Missouri St. Brd. Pub. Bldgs. St. Office Bldg. Spl. Oblig.
5.50% due 5/1/2016	1,500,000	1,591,470
Missouri St. Environmental Impt. & Energy Res.
Auth. Wtr. Poll. Ctl. St.
Revolving Fds. Pgs. Ser. A
5.75% due 1/1/2029	1,500,000	1,637,820
Missouri St. Hwys & Trans Commn St. Rd. Rev.
5.00% due 5/1/2025	1,500,000	1,569,030
5.25% due 5/1/2018	1,500,000	1,721,925
		8,098,260
Nevada — 2.8%
Las Vegas Vy. Nev. Wtr. Dist. G.O.
Wtr. Impt. Ser. B
0.50% due 6/1/2036(3)	3,750,000	3,750,000
		3,750,000
New Jersey — 6.0%
Middlesex Cnty. NJ Impt. Auth. Lease Rev.
Regl. Ed. Svc. Commn.
5.25% due 12/15/2033	1,500,000	1,544,700
New Jersey Economic Dev. Auth. Rev.
Sch. Facs. Constr. Ser. O
5.25% due 3/1/2022	1,500,000	1,549,110
New Jersey Garden St. Preservation Tr. Ser. A ,
FSA insured
5.50% due 11/1/2015	1,500,000	1,743,690
New Jersey St. Ed. Facs. Auth. Rev.
Princeton Univ. Ser. E
5.00% due 7/1/2033	1,500,000	1,533,450
New Jersey St. Transn. Tr. Fd. Auth.
Transn. Sys. Ser. C
5.50% due 12/15/2016	1,500,000	1,660,320
		8,031,270
New York — 10.1%
Metropolitan Trans. Auth. NY Rev. Ser. B,
5.00% due 11/15/2020	625,000	633,262
New York NY City Mun. Wtr. Fin. Auth. Wtr. &
Swr. Rev.
Ser. FF-2
5.50% due 6/15/2040	1,500,000	1,544,730
New York City Tr. Cultural Res. Rev.
5.00% due 4/1/2031	450,000	441,756
New York NY G.O.
Subser. E4
4.00% due 8/1/2021(3)	1,500,000	1,500,000
New York NY Ser. D1
5.125% due 12/1/2024	1,500,000	1,508,760
New York NY Ser. E
5.00% due 8/1/2015	1,500,000	1,614,300
New York St. Dorm. Auth. Rev.
NonStruct. Supp. Debt.
Columbia Univ. Ser. C,
5.00% due 7/1/2029	1,500,000	1,544,835
New York State Thruway Auth. New York
5.25% due 3/15/2027	1,500,000	1,538,010
Personal Income Tax Rev. Ser. B,
AMBAC insured
5.50% due 3/15/2020	1,500,000	1,713,645
Triborough Brdg. & Tunl. Auth. NY Revs.
5.00% due 11/15/2033	1,500,000	1,456,500
		13,495,798
North Carolina — 2.4%
University NC Univ. Revs.
5.00% due 12/1/2027	1,500,000	1,564,155
Wake Cnty. NC G.O.
5.00% due 3/1/2018	1,500,000	1,710,975
		3,275,130
Ohio — 2.8%
Columbus OH Swr. Rev. Ser. A
5.00% due 6/1/2028	1,500,000	1,527,345
Franklin Cnty. OH Cnvtn. Facs. Ref.
Tax & Lease Rev. Antic. Bds.,
AMBAC insured
5.25% due 12/1/2016	1,000,000	1,089,380
Univ. of Cincinnati, OH Gen. Rcpts.
Ser. A, FGIC insured
5.50% due 6/1/2011	1,050,000	1,142,957
		3,759,682
Oregon — 3.5%
Deschutes & Jefferson Cnty. OR Sch. Dist. G.O.
6.125% due 6/15/2032	1,500,000	1,638,135
Oregon St. Dept. Transn. Hwy. User Tax Rev.
Ser. A
5.00% due 11/15/2028	1,500,000	1,519,830
Sr. Lien-Ser. A
5.00% due 11/15/2033	1,500,000	1,504,650
		4,662,615
Pennsylvania — 1.2%
Pennsylvania St. G.O. Ser. A,
5.00% due 11/1/2019	1,500,000	1,674,870
		1,674,870
Puerto Rico — 1.4%
Puerto Rico Comwlth. Govt. Dev. Bk.
Ser. B
Sr. Nts.
5.00% due 12/1/2011	1,500,000	1,507,680
Puerto Rico Comwlth. Infrastructure Fing. Auth.
Spl. Tax Rev. Ser. C,
AMBAC insured
5.50% due 7/1/2025	500,000	427,635
		1,935,315
South Carolina — 1.3%
South Carolina St. Pub. Svc. Auth. Rev.
Ref. Ser. A,
5.50% due 1/1/2015	1,500,000	1,703,235
		1,703,235
Tennessee — 5.3%
Metropolitan Govt. Nashville & Davidson Cnty.
Tenn. Hlth. & Ed. Facs. Brd. Rev.
Vanderbilt Univ. Ser. A
5.00% due 10/1/2034(2)	1,500,000	1,482,945
Vanderbilt Univ. Ser. B
5.50% due 10/1/2034(2)	1,500,000	1,563,150

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Tax-Exempt Fund (continued)

March 31, 2009 (unaudited)	Principal Amount	Value
Sevier Cnty. TN Pub. Bldg. Auth.
Loc. Govt. Pub. Impt. Ser. B-1
3.25% due 6/1/2024(3)	$2,500,000	$2,500,000
Tennessee St. Sch. Bd. Auth. Higher Ed. Facs.
Ser. B
5.125% due 5/1/2033	1,500,000	1,512,390
		7,058,485
Texas — 7.0%
Bexar Cnty. Tex. G.O. Ctfs. Oblig.,
FSA Insured
5.25% due 6/15/2027	1,500,000	1,561,875
North Tex. Mun. Wtr. Dist. Regl. Wastewtr. Rev.
5.00% due 6/1/2028	1,500,000	1,506,465
Round Rock Tex. Indpt. Sch. Dist. G.O.
Sch. Bldg.
5.25% due 8/1/2034	1,500,000	1,507,575
Tarrant Cnty. Tex. Cultural Ed. Facs. Fin. Corp.
Hospital Rev.
Ref-Baylor Health Care Sys. Proj.
6.25% due 11/15/2029	1,500,000	1,541,985
Texas St.
Series-2007
5.00% due 8/1/2019	1,500,000	1,669,275
University Tex. Univ. Revs.
Ref-Fing Sys-Ser. D,
5.00% due 8/15/2021	1,500,000	1,631,970
		9,419,145
Virginia — 4.3%
Tobacco Settlement Fin. Corp. VA
Asset Bkd.,
5.50% due 6/1/2012(1)	1,500,000	1,659,615
Upper Occoquan Sew. Auth. Regl.
Sew. Rev. Ref., FSA Insured
5.00% due 7/1/2025	1,500,000	1,567,725
Virginia St. Pub. Sch. Auth. Ser. B
5.00% due 8/1/2028	1,500,000	1,551,900
5.25% due 8/1/2033	1,000,000	1,032,690
		5,811,930
Washington — 1.4%
King Cnty. WA Swr. Rev.
5.50% due 1/1/2030	1,815,000	1,898,127
		1,898,127
Total Municipal Bonds (Cost $132,401,226)		134,996,517
Short-Term Investments — 1.1%
California State G.O.
4.25% due 4/2/2009	1,500,000	1,500,000
Total Short-Term Investments (Cost $1,500,000)		1,500,000
Total Investments — 101.8% (Cost $133,901,226)		136,496,517
Other Liabilities, Net — (1.8)%		(2,455,644)
Total Net Assets — 100.0%		$134,040,873

(1)	Pre-refunded.

(2)	When issued security.

(3)	Variable rate demand note. The rate shown is the rate in effect at March 31, 2009.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$—
Level 2 – Significant Other Observable Inputs	136,496,517
Level 3 – Significant Unobservable Inputs	—
Total	$136,496,517

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Money Market Fund

March 31, 2009 (unaudited)	Principal Amount	Value
Corporate Bonds — 0.9%
Retailers — 0.9%
Wal-Mart Stores, Inc.
6.875% due 8/10/2009	$5,000,000	$5,070,384
		5,070,384
Total Corporate Bonds (Cost $5,070,384)		5,070,384
U.S. Government Securities — 3.6%
U.S. Government Agency Securities — 3.6%
FHLB
0% due 4/6/2009(1)	5,000,000	4,999,875
2.45% due 5/7/2009	5,000,000	5,000,000
FHLMC
5.00% due 6/11/2009	5,445,000	5,492,043
FNMA
0% due 5/28/2009(1)	5,000,000	4,997,229
		20,489,147
Total U.S. Government Securities (Cost $20,489,147)		20,489,147
Commercial Paper — 89.0%
Aerospace & Defense — 5.3%
General Dynamics Corp.
0.32% due 4/27/2009(2)	10,000,000	9,997,689
Rockwell Collins, Inc.
0.25% due 4/13/2009(2)	10,000,000	9,999,167
United Technologies Corp.
0.12% due 4/27/2009(2)	10,000,000	9,999,133
		29,995,989
Airport Development & Maintenance — 1.8%
Los Angeles Department of Airports
0.85% due 4/1/2009	10,000,000	10,000,000
		10,000,000
Apparel — 1.8%
NIKE, Inc., Class B
0.30% due 6/19/2009(2)	10,000,000	9,993,417
		9,993,417
Chemicals — 6.1%
BASF SE
0.48% due 6/23/2009(2)	10,000,000	9,988,933
Monsanto Co.
0.13% due 5/5/2009(2)	4,600,000	4,599,435
0.22% due 4/3/2009(2)	10,000,000	9,999,878
Praxair, Inc.
0.15% due 4/2/2009	10,000,000	9,999,959
		34,588,205
Computers — 2.0%
Hewlett-Packard Co.
0.42% due 5/1/2009(2)	10,130,000	10,126,455
1.664% due 9/3/2009	1,000,000	1,001,677
		11,128,132
Conglomerates — 1.8%
General Electric Capital Corp.
0.37% due 6/22/2009	10,000,000	9,991,572
		9,991,572
Diversified Financial Services — 2.7%
BP Capital Markets PLC
0.44% due 7/1/2009(2)	10,000,000	9,988,878
CME Group, Inc.
0.40% due 4/3/2009(2)	5,000,000	4,999,889
		14,988,767
Diversified Manufacturing — 2.2%
Danaher Corp.
0.20% due 4/3/2009(2)	12,600,000	12,599,860
		12,599,860
Education Revenue — 3.7%
Cornell University
0.65% due 6/18/2009	1,250,000	1,248,239
Pres & Fell Harvard
0.29% due 4/16/2009	10,000,000	9,998,792
Yale University
0.40% due 4/1/2009	4,500,000	4,500,000
0.67% due 7/1/2009	5,000,000	4,991,532
		20,738,563
Electric — 1.8%
Emerson Electric Co.
0.25% due 4/8/2009(2)	5,425,000	5,424,736
0.34% due 5/11/2009(2)	5,000,000	4,998,111
		10,422,847
Energy — 6.2%
ConocoPhillips
0.25% due 4/1/2009(2)	10,000,000	10,000,000
0.30% due 6/25/2009(2)	10,000,000	9,992,917
FPL Fuels, Inc.
0.45% due 4/6/2009	5,000,000	4,999,687
0.50% due 4/1/2009	10,000,000	10,000,000
		34,992,604
Finance Companies — 1.8%
Private Export Funding Corp.
0.55% due 7/1/2009(2)	10,000,000	9,986,097
		9,986,097
Food & Beverage — 12.3%
Campbell Soup Co.
0.20% due 4/8/2009(2)	4,500,000	4,499,825
0.23% due 6/19/2009(2)	10,000,000	9,994,953
Nestle Capital Corp.
0.22% due 4/3/2009(2)	10,000,000	9,999,878
0.30% due 6/16/2009(2)	10,000,000	9,993,666
Pepsico, Inc.
0.17% due 4/24/2009(2)	10,000,000	9,998,914
The Coca-Cola Co.
0.43% due 5/7/2009(2)	10,000,000	9,995,700
Unilever Capital Corp.
0.24% due 6/12/2009(2)	5,000,000	4,997,600
0.25% due 5/5/2009(2)	10,000,000	9,997,639
		69,478,175
Household Products - Wares — 1.8%
Kimberly-Clark Worldwide, Inc.
0.30% due 5/1/2009(2)	10,000,000	9,997,500
		9,997,500
Machinery — 2.0%
Deere & Co.
0.45% due 5/6/2009(2)	6,000,000	5,997,375
John Deere Bank S.A.
0.37% due 4/24/2009(2)	5,000,000	4,998,818
		10,996,193

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Money Market Fund (continued)

March 31, 2009 (unaudited)	Principal Amount	Value
Oil & Gas Services — 1.4%
Northern Illinois Gas Co.
0.20% due 4/1/2009	$8,000,000	$8,000,000
		8,000,000
Personal Products — 3.5%
Estee Lauder Cos., Inc.
0.25% due 4/28/2009(2)	10,000,000	9,998,125
L’Oreal U.S.A., Inc.
0.25% due 4/6/2009(2)	10,000,000	9,999,653
		19,997,778
Pharmaceuticals — 13.7%
Abbot Laboratories
0.25% due 5/12/2009(2)	10,000,000	9,997,153
0.30% due 4/3/2009(2)	2,341,000	2,340,961
Johnson & Johnson
0.14% due 4/16/2009(2)	10,000,000	9,999,416
0.20% due 4/6/2009(2)	10,000,000	9,999,722
Medtronic, Inc.
0.18% due 4/23/2009(2)	10,000,000	9,998,900
0.35% due 4/13/2009(2)	5,000,000	4,999,417
Merck & Co., Inc.
0.28% due 4/6/2009	10,000,000	9,999,611
Novartis Finance Corp.
0.18% due 4/3/2009(2)	10,000,000	9,999,900
Sanofi-Aventis
0.23% due 4/9/2009(2)	10,000,000	9,999,489
		77,334,569
Retailers — 2.1%
Lowe’s Cos., Inc.
0.18% due 4/2/2009	11,600,000	11,599,942
		11,599,942
Software — 3.5%
Microsoft Corp.
0.15% due 5/14/2009(2)	5,000,000	4,999,104
0.19% due 6/16/2009(2)	5,000,000	4,997,994
0.20% due 4/2/2009(2)	10,000,000	9,999,945
		19,997,043
Transportation — 4.4%
NetJets, Inc.
0.18% due 5/14/2009(2)	5,000,000	4,998,925
0.33% due 4/1/2009(2)	10,000,000	10,000,000
United Parcel Service, Inc.
0.32% due 5/1/2009(2)	10,000,000	9,997,333
		24,996,258
Utilities - Electric & Water — 5.3%
National Rural Utilities Cooperative Finance Corp.
0.22% due 6/5/2009	5,000,000	4,998,014
0.50% due 5/20/2009	10,000,000	9,993,195
Southern Co.
0.25% due 5/8/2009(2)	5,000,000	4,998,715
0.40% due 4/20/2009(2)	10,000,000	9,997,889
		29,987,813
Wireless Communications — 1.8%
Nokia Corp.
0.28% due 4/1/2009(2)	10,000,000	10,000,000
		10,000,000
Total Commercial Paper (Cost $501,811,324)		501,811,324
Municipal Securities — 6.6%
Connecticut — 1.8%
Connecticut St. Housing Fin. Auth.
Ser. B-4
2.95% due 4/2/2009(3)	10,000,000	10,000,000
		10,000,000
Iowa — 0.9%
Iowa Fin. Auth. Single Family Mtg. Rev.
Mtg. Bkd. Secs. Prog. Ser. C
3.90% due 4/2/2009(3)	5,000,000	5,000,000
		5,000,000
Kansas — 3.5%
Kansas St. Dept. Trans. Hwy. Rev.
Ref-Ser. B-1
2.00% due 4/2/2009(3)	13,235,000	13,235,000
Ref-Ser. B-3
2.00% due 4/2/2009(3)	6,325,000	6,325,000
		19,560,000
New York — 0.4%
New York St. Dormitory Auth. Revs.
Mental Hlth. Facs. Impt. Ser. F-2B
2.40% due 4/2/2009(3)	2,310,000	2,310,000
		2,310,000
Total Municipal Securities (Cost $36,870,000)		36,870,000
Repurchase Agreements — 0.0%
State Street Bank and Trust Co. Repurchase Agreement, 0.16% dated 3/31/2009, maturity value of $99,000, due 4/1/2009, collateralized by FHLB, 4.375%, due 9/17/2010, with a value of $104,760	99,000	99,000
Total Repurchase Agreements (Cost $99,000)		99,000
Total Investments — 100.1% (Cost $564,339,855)		564,339,855
Other Liabilities, Net — (0.1)%		(518,697)
Total Net Assets — 100.0%		$563,821,158

(1)	Zero coupon bond.

(2)	Security issued in an exempt transaction without registration under the Securities Act of 1933. At March 31, 2009, the aggregate market value of these securities amounted to $390,489,104 representing 69.3% of the net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	Variable rate demand note. The rate shown is the rate in effect at March 31, 2009.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$—
Level 2 – Significant Other Observable Inputs	564,339,855
Level 3 – Significant Unobservable Inputs	—
Total	$564,339,855

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS International Growth Fund

March 31, 2009 (unaudited)	Shares	Value
Common Stocks — 93.8%
Australia — 6.1%
Beverages — 0.6%
Fosters Group Ltd.	63,800	$224,374
Commercial Banks — 0.8%
Australia & New Zealand Banking Group Ltd.	27,945	305,363
Commercial Services & Supplies — 0.6%
Brambles Ltd.	63,264	211,040
Food & Staples Retailing — 1.4%
Wesfarmers Ltd.	21,787	285,883
Woolworths Ltd.	11,806	204,912

		490,795
Insurance — 0.3%
AMP Ltd.	29,000	94,672
Metals & Mining — 1.8%
BHP Billiton Ltd.	24,350	538,163
Rio Tinto Ltd.	2,496	99,130

		637,293
Oil, Gas & Consumable Fuels — 0.6%
Woodside Petroleum Ltd.	8,400	223,743
		2,187,280
Belgium — 2.6%
Diversified Financial Services — 2.6%
Groupe Bruxelles Lambert S.A.	13,855	940,691
		940,691
Denmark — 3.3%
Beverages — 0.9%
Carlsberg A/S, Class B	7,868	323,088
Chemicals — 1.1%
Novozymes A/S, Class B	5,642	408,153
Commercial Banks — 0.6%
Jyske Bank A/S(1)	9,846	224,711
Marine — 0.7%
A.P. Moller-Maersk A/S, Class B	57	250,474
		1,206,426
Finland — 2.9%
Insurance — 0.9%
Sampo Oyj, A Shares	22,573	332,846
Machinery — 2.0%
Kone Oyj, Class B	35,015	725,366
		1,058,212
France — 11.1%
Communications Equipment — 1.2%
Neopost S.A.	5,569	431,879
Electrical Equipment — 0.9%
Legrand S.A.	19,125	332,271
Health Care Equipment & Supplies — 2.3%
Essilor International S.A.	21,084	814,632
Multi-Utilities — 1.1%
Electricite de France	10,300	403,954
Oil, Gas & Consumable Fuels — 2.1%
Total S.A.	15,668	774,773
Personal Products — 2.5%
L’Oreal S.A.	13,091	899,944
Pharmaceuticals — 1.0%
Sanofi-Aventis	6,322	354,797
		4,012,250
Germany — 3.4%
Air Freight & Logistics — 0.7%
Deutsche Post AG	23,601	254,304
Diversified Financial Services — 0.6%
Deutsche Boerse AG	3,800	227,985
Health Care Providers & Services — 1.2%
Celesio AG	23,604	434,548
Software — 0.9%
SAP AG	9,100	318,201
		1,235,038
Hong Kong — 4.1%
Commercial Banks — 1.2%
BOC Hong Kong Holdings Ltd.	434,000	445,614
Distributors — 0.2%
Li & Fung Ltd.	30,400	71,580
Diversified Financial Services — 0.6%
Hong Kong Exchanges & Clearing Ltd.	22,500	211,908
Real Estate Management & Development — 1.8%
Cheung Kong Holdings Ltd.	48,000	413,704
Hang Lung Properties Ltd.	98,000	231,817

		645,521
Specialty Retail — 0.3%
Esprit Holdings Ltd.	18,100	92,353
		1,466,976
Ireland — 0.1%
Commercial Banks — 0.1%
Allied Irish Banks PLC	60,617	47,359
		47,359
Italy — 1.3%
Commercial Banks — 1.3%
Intesa Sanpaolo	80,100	220,313
UniCredito Italiano SpA	152,590	251,142

		471,455
		471,455
Japan — 21.6%
Automobiles — 0.5%
Toyota Motor Corp.	5,800	184,230
Beverages — 0.9%
Asahi Breweries Ltd.	25,700	308,252
Electrical Equipment — 0.8%
Mitsubishi Electric Corp.	60,000	272,674
Electronic Equipment, Instruments & Components — 2.7%
Hirose Electric Co. Ltd.	5,500	532,033
Kyocera Corp.	6,600	440,543

		972,576
Food & Staples Retailing — 1.2%
AEON Co. Ltd.	63,800	421,719
Health Care Equipment & Supplies — 0.8%
Olympus Corp.	18,000	293,735
Household Products — 0.4%
Kao Corp.	7,000	136,587
Insurance — 3.2%
Mitsui Sumitomo Insurance Group Holdings, Inc.	21,000	494,764
Tokio Marine Holdings, Inc.	27,200	669,908

		1,164,672
Internet Software & Services — 0.2%
Rakuten, Inc.	182	87,589
Machinery — 0.9%
SMC Corp.	3,500	341,117
Marine — 0.4%
Mitsui O.S.K. Lines Ltd.	31,000	153,417
Office Electronics — 1.9%
Canon, Inc.	23,400	682,153
Oil, Gas & Consumable Fuels — 1.5%
INPEX Corp.	59	417,831
Japan Petroleum Exploration Co. Ltd.	3,100	126,280

		544,111
Pharmaceuticals — 0.4%
Chugai Pharmaceutical Co. Ltd.	9,300	158,434
Real Estate Management & Development — 0.4%
Sumitomo Realty & Development Co. Ltd.	12,000	134,071
Semiconductor Equipment & Products — 0.9%
Rohm Co. Ltd.	4,400	219,836
Tokyo Electron Ltd.	2,800	104,870

		324,706

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS International Growth Fund (continued)

March 31, 2009 (unaudited)	Shares	Value
Software — 0.3%
Trend Micro, Inc.	4,000	$114,266
Specialty Retail — 0.6%
Yamada Denki Co. Ltd.	5,920	233,632
Tobacco — 1.9%
Japan Tobacco, Inc.	256	684,335
Trading Companies & Distributors — 1.7%
Hitachi High-Technologies Corp.	16,400	232,571
Mitsui & Co. Ltd.	37,000	376,929

		609,500
		7,821,776
Netherlands — 2.7%
Beverages — 1.9%
Heineken Holding N.V.	29,290	710,064
Semiconductor Equipment & Products — 0.8%
ASML Holding N.V.	15,900	279,966
		990,030
Norway — 0.7%
Oil, Gas & Consumable Fuels — 0.7%
Seadrill Ltd.	26,106	252,352
		252,352
Russia — 0.8%
Oil, Gas & Consumable Fuels — 0.5%
OAO Gazprom, ADR	11,500	170,405
Wireless Telecommunication Services — 0.3%
Mobile TeleSystems, ADR	3,700	110,704
		281,109
Singapore — 1.0%
Commercial Banks — 0.6%
DBS Group Holdings Ltd.	35,000	195,123
Industrial Conglomerates — 0.4%
Keppel Corp. Ltd.	48,000	158,585
		353,708
South Korea — 0.6%
Semiconductors & Semiconductor Equipment — 0.6%
Samsung Electronics Co. Ltd.	550	227,236
		227,236
Sweden — 5.1%
Commercial Banks — 1.5%
Svenska Handelsbanken AB, Class A	39,376	556,421
Diversified Financial Services — 0.8%
Investor AB, Class B	21,924	277,235
Machinery — 2.8%
Atlas Copco AB, Class B	148,900	1,013,620
		1,847,276
Switzerland — 9.4%
Building Products — 0.7%
Geberit AG	2,819	253,245
Commercial Banks — 1.6%
UBS AG(1)	59,710	559,796
Diversified Telecommunication Services — 1.1%
Swisscom AG	1,477	414,707
Food Products — 2.5%
Nestle S.A.	26,543	896,738
Health Care Equipment & Supplies — 0.7%
Straumann Holding AG	1,613	249,743
Insurance — 0.8%
Swiss Life Holding AG(1)	1,888	130,195
Swiss Re (Reg S)	10,008	163,515

		293,710
Machinery — 1.5%
Schindler Holding AG	11,680	551,544
Pharmaceuticals — 0.5%
Basilea Pharmaceutica(1)	2,880	179,434
		3,398,917
Taiwan — 1.4%
Electronic Equipment, Instruments & Components — 0.6%
Hon Hai Precision Industry Co. Ltd., GDR (Reg S)	46,575	206,961
Semiconductors & Semiconductor Equipment — 0.8%
Taiwan Semiconductor Mfg. Co. Ltd., ADR	35,032	313,536
		520,497
United Kingdom — 15.6%
Beverages — 0.4%
SABMiller PLC	9,000	133,818
Commercial Banks — 0.7%
Standard Chartered PLC	20,957	260,230
Commercial Services & Supplies — 1.5%
Capita Group PLC	40,680	395,649
Hays PLC	132,500	138,261

		533,910
Construction & Engineering — 1.0%
Amec PLC	26,584	203,011
The Weir Group PLC	27,600	163,735

		366,746
Health Care Equipment & Supplies — 0.5%
Smith & Nephew PLC	27,000	168,060
Media — 1.3%
Pearson PLC	11,100	111,625
Reed Elsevier PLC	49,440	354,486

		466,111
Metals & Mining — 0.9%
Johnson Matthey PLC	9,462	143,051
Lonmin PLC	8,565	175,097

		318,148
Oil, Gas & Consumable Fuels — 4.1%
BG Group PLC	39,027	588,701
Cairn Energy PLC(1)	9,231	287,790
John Wood Group PLC	108,397	348,282
Royal Dutch Shell PLC, Class A	12,100	272,017

		1,496,790
Pharmaceuticals — 1.6%
GlaxoSmithKline PLC	38,395	597,991
Software — 0.3%
Autonomy Corp. PLC(1)	5,329	99,490
Tobacco — 1.3%
Imperial Tobacco Group PLC	21,200	476,118
Wireless Telecommunication Services — 2.0%
Vodafone Group PLC	413,434	720,803
		5,638,215
Total Common Stocks (Cost $45,878,743)		33,956,803
Preferred Stocks — 1.2%
Brazil — 1.2%
Commercial Banks — 0.3%
Banco Itau Holdings Financeira S.A., ADR	8,400	91,392
Oil, Gas & Consumable Fuels — 0.9%
Petroleo Brasileiro S.A., ADR	13,800	338,100
		429,492
Total Preferred Stocks (Cost $399,001)		429,492

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS International Growth Fund (continued)

March 31, 2009 (unaudited)	Principal Amount	Value
Repurchase Agreements — 3.6%
State Street Bank and Trust Co. Repurchase Agreement, 0.01% dated 3/31/2009, maturity value of $1,306,000, due 4/1/2009, collateralized by U.S. Treasury Bill, 0.00%, due 9/10/2009, with a value of $1,332,864	$1,306,000	$1,306,000
Total Repurchase Agreements (Cost $1,306,000)		1,306,000
Total Investments — 98.6% (Cost $47,583,744)		35,692,295
Other Assets, Net — 1.4%		493,233
Total Net Assets — 100.0%		$36,185,528

(1)	Non-income producing security.

ADR	— American Depositary Receipt.
GDR	— Global Depositary Receipt.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$880,766
Level 2 – Significant Other Observable Inputs	34,811,529
Level 3 – Significant Unobservable Inputs	—
Total	$35,692,295

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Emerging Markets Fund

March 31, 2009 (unaudited)	Shares	Value
Common Stocks — 86.2%
Brazil — 5.9%
Metals & Mining — 2.1%
Companhia Vale do Rio Doce, ADR	626,300	$8,329,790
Multiline Retail — 1.2%
B2W Companhia Global do Varejo	187,600	1,744,383
Lojas Renner S.A.	462,400	2,840,479

		4,584,862
Oil, Gas & Consumable Fuels — 1.9%
OGX Petroleo e Gas Participacoes S.A.(1)	23,900	7,325,418
Road & Rail — 0.7%
Companhia de Concessoes Rodoviarias	333,100	2,993,915
		23,233,985
Chile — 0.5%
Chemicals — 0.5%
Sociedad Quimica y Minera de Chile S.A., ADR	72,500	1,925,600
		1,925,600
Czech Republic — 1.3%
Diversified Telecommunication Services — 0.5%
Telefonica O2 Czech Republic A.S.	102,700	2,028,740
Electric Utilities — 0.8%
CEZ A.S.	87,900	3,126,595
		5,155,335
Egypt — 0.4%
Capital Markets — 0.4%
Egyptian Financial Group-Hermes Holding	591,400	1,654,034
		1,654,034
India — 7.1%
Automobiles — 1.4%
Hero Honda Motors Ltd.	253,600	5,379,220
Construction Materials — 0.7%
ACC Ltd.	242,000	2,747,348
Diversified Financial Services — 1.1%
Reliance Capital Ltd.	603,900	4,266,210
Electrical Equipment — 0.6%
Bharat Heavy Electricals Ltd.	75,600	2,254,760
Information Technology Services — 0.4%
Satyam Computer Services Ltd.	2,060,500	1,572,572
Metals & Mining — 0.8%
Jindal Steel & Power Ltd.	132,500	3,181,099
Oil, Gas & Consumable Fuels — 1.1%
Reliance Industries Ltd.	150,600	4,529,259
Thrifts & Mortgage Finance — 1.0%
Housing Development Finance Corp., Ltd.	143,500	3,989,682
		27,920,150
Indonesia — 5.7%
Automobiles — 1.1%
PT Astra International Tbk	3,392,500	4,199,388
Commercial Banks — 2.4%
PT Bank Mandiri	27,363,000	5,182,945
PT Bank Rakyat Indonesia	11,182,500	4,075,908

		9,258,853
Diversified Telecommunication Services — 2.2%
PT Indosat Tbk	5,154,500	2,113,895
PT Telekomunikasi Indonesia	10,126,500	6,608,861

		8,722,756
		22,180,997
Malaysia — 0.4%
Commercial Banks — 0.4%
Public Bank Berhad (Foreign Shares)	804,400	1,667,046
Public Bank Berhad (Local Shares)	22,982	47,655
		1,714,701
Mexico — 5.9%
Beverages — 1.0%
Fomento Economico Mexicano S.A.B. de C.V., ADR	156,500	3,945,365
Commercial Banks — 0.8%
Grupo Financiero Banorte S.A.B. de C.V.	2,251,146	2,986,165
Food & Staples Retailing — 1.2%
Wal-Mart de Mexico S.A.B. de C.V.	2,034,422	4,749,618
Wireless Telecommunication Services — 2.9%
America Movil SAB de C.V., ADR, Series L	419,800	11,368,184
		23,049,332
People’s Republic of China — 18.5%
Commercial Banks — 2.5%
China Construction Bank Corp., H shares	8,941,000	5,075,615
China Merchants Bank Co. Ltd., H shares	2,633,500	4,568,126

		9,643,741
Computers & Peripherals — 2.0%
BYD Co. Ltd., H shares(1)	4,220,000	7,753,197
Construction Materials — 0.6%
China National Building Material Co. Ltd., H shares	1,726,000	2,554,221
Distributors — 1.2%
China Resources Enterprise Ltd.	2,964,000	4,597,503
Diversified Financial Services — 0.7%
Bank of China Ltd., H shares	8,213,000	2,733,496
Insurance — 1.2%
China Insurance International Holdings Co. Ltd.	2,955,000	4,750,989
Internet Software & Services — 1.3%
Baidu, Inc., ADR(1)	29,100	5,139,060
Multiline Retail — 0.7%
Parkson Retail Group Ltd.	2,730,000	2,769,348
Oil, Gas & Consumable Fuels — 2.8%
China Shenhua Energy Co. Ltd., H shares	2,673,000	6,031,004
CNPC Hong Kong Ltd.	11,950,000	5,072,017

		11,103,021
Specialty Retail — 0.8%
GOME Electrical Appliances Holdings Ltd.(2)(3)	28,327,000	3,289,332
Wireless Telecommunication Services — 4.7%
China Mobile Ltd.	1,260,500	11,004,503
China Unicom Ltd.	7,048,000	7,354,801

		18,359,304
		72,693,212
Poland — 0.6%
Diversified Financial Services — 0.6%
International Personal Finance	1,897,300	2,445,590
		2,445,590
Russia — 5.9%
Food & Staples Retailing — 0.4%
X5 Retail Group N.V., GDR (Reg S)(1)	171,320	1,711,600
Food Products — 0.4%
Wimm-Bill-Dann Foods, ADR(1)	53,400	1,698,654
Oil, Gas & Consumable Fuels — 4.2%
Gazprom, ADR	748,650	11,093,394
Rosneft Oil Co., GDR (Reg S)	1,243,500	5,325,966

		16,419,360
Wireless Telecommunication Services — 0.9%
Mobile TeleSystems, ADR	66,500	1,989,680
Vimpel-Communications, ADR	205,200	1,342,008

		3,331,688
		23,161,302
South Africa — 5.6%
Diversified Financial Services — 0.5%
FirstRand Ltd.	1,462,800	1,864,808
Food & Staples Retailing — 0.8%
Massmart Holdings Ltd.	448,201	3,295,164

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Emerging Markets Fund (continued)

March 31, 2009 (unaudited)	Shares	Value
Industrial Conglomerates — 0.7%
Remgro Ltd.	381,700	$2,719,142
Media — 1.9%
Naspers Ltd., N shares	435,100	7,362,135
Metals & Mining — 1.7%
Impala Platinum Holdings Ltd.	203,506	3,405,736
Lonmin PLC	162,400	3,319,994

		6,725,730
		21,966,979
South Korea — 11.2%
Food & Staples Retailing — 1.6%
Shinsegae Co. Ltd.	19,800	6,218,605
Insurance — 1.8%
Samsung Fire & Marine Insurance Co. Ltd.	61,400	7,150,672
Internet Software & Services — 1.1%
NHN Corp.(1)	39,700	4,374,395
Metals & Mining — 1.0%
POSCO	15,200	4,050,486
Semiconductors & Semiconductor Equipment — 4.7%
Samsung Electronics Co. Ltd.	44,800	18,509,434
Textiles, Apparel & Luxury Goods — 1.0%
Cheil Industries, Inc.	139,000	3,832,873
		44,136,465
Taiwan — 11.0%
Computers & Peripherals — 1.1%
High Tech Computer Corp.	329,600	4,058,360
Electronic Equipment & Instruments — 2.6%
Hon Hai Precision Industry Co. Ltd.	4,556,005	10,309,325
Insurance — 0.9%
China Life Insurance Co. Ltd.(1)	11,191,860	3,653,379
Multiline Retail — 1.2%
Far Eastern Department Stores Ltd.	8,558,558	4,444,603
Semiconductors & Semiconductor Equipment — 5.2%
MediaTek, Inc.	508,000	4,782,144
Taiwan Semiconductor Manufacturing Co. Ltd.	10,456,722	15,746,264

		20,528,408
		42,994,075
Thailand — 0.8%
Commercial Banks — 0.8%
Bank of Ayudhya Public Co. Ltd.	11,995,600	2,954,726
		2,954,726
Turkey — 2.9%
Commercial Banks — 2.9%
Turkiye Garanti Bankasi A.S.(1)	4,068,648	5,758,600
Turkiye Is Bankasi	2,480,800	5,566,697
		11,325,297
Vietnam — 0.3%
Metals & Mining — 0.3%
Vietnam Resource Investments Holdings Ltd.(2)	232,000	1,276,000
		1,276,000
Other African Countries — 0.4%
Metals & Mining — 0.4%
Gem Diamonds Ltd.(1)	367,300	784,660
Kenmare Resources PLC(1)	6,516,970	735,689
		1,520,349
Other Emerging Markets Countries — 1.8%
Oil, Gas & Consumable Fuels — 1.8%
Dragon Oil PLC(1)	2,564,503	7,102,152
		7,102,152
Total Common Stocks (Cost $451,936,634)		338,410,281
Preferred Stocks — 11.6%
Brazil — 9.9%
Commercial Banks — 3.6%
Banco Bradesco S.A.	572,685	5,702,780
Itau Unibanco Banco Multiplo S.A.	174,500	1,929,486
Itausa-Investimentos Itau S.A.	1,898,298	6,522,011

		14,154,277
Electric Utilities — 0.8%
Companhia Energetica de Minas Gerais	199,100	2,960,215
Food Products — 0.0%
Comp. Lorenz S.A.(2)(3)	4,700,000	—
Media — 0.6%
Net Servicos de Comunicacao S.A.(1)	307,500	2,265,406
Oil, Gas & Consumable Fuels — 4.3%
Petroleo Brasileiro S.A., ADR	551,300	16,798,111
Road & Rail — 0.6%
All America Latina Logistica (Units)	590,900	2,516,690
		38,694,699
Colombia — 0.9%
Commercial Banks — 0.9%
BanColombia S.A., ADR (Reg S)	185,600	3,613,632
		3,613,632
South Korea — 0.8%
Semiconductor Equipment & Products — 0.8%
Samsung Electronics Co. Ltd.	13,653	3,129,977
		3,129,977
Total Preferred Stocks (Cost $55,112,402)		45,438,308

	Warrants
Warrants — 0.0%
Vietnam — 0.0%
Vietnam Resource Investments Holdings Ltd.(1)(2)	23,200	348
		348
Total Warrants (Cost $0)		348

	Principal Amount
Repurchase Agreements — 1.4%
State Street Bank and Trust Co. Repurchase Agreement, 0.01% dated 3/31/2009, maturity value of $5,569,002, due 4/1/2009, collateralized by U.S. Treasury Bond, 6.25%, due 8/15/2023, with a value of $5,683,031	$5,569,000	5,569,000
Total Repurchase Agreements (Cost $5,569,000)		5,569,000
Total Investments — 99.2% (Cost $512,618,036)		389,417,937
Other Assets, Net — 0.8%		3,259,529
Total Net Assets — 100.0%		$392,677,466

(1)	Non-income producing security.

(2)	Fair valued security.

(3)	Security deemed illiquid by the investment adviser.

ADR — American Depositary Receipt.

GDR — Global Depositary Receipt.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Emerging Markets Fund (continued)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$56,150,084
Level 2 – Significant Other Observable Inputs	333,267,853
Level 3 – Significant Unobservable Inputs	—
Total	$389,417,937

See accompanying notes to Schedule of Investments.

Notes to Schedule of Investments

Tax Basis of Investments

The cost of investments for federal income tax purposes at March 31, 2009, for each Fund is listed in the chart below. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is also disclosed in the chart below.

Tax Basis of Investments

Fund	Cost of Investments	Net Unrealized Appreciation/ (Depreciation) on Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation
RS Emerging Growth Fund	$277,844,289	$(22,617,158)	$21,566,619	$(44,183,777)
RS Smaller Company Growth Fund	93,939,497	(7,891,215)	8,103,089	(15,994,304)
RS Select Growth Fund	50,528,001	(4,014,002)	3,668,508	(7,682,510)
RS MidCap Opportunities Fund	58,960,133	(5,389,729)	3,235,518	(8,625,247)
RS Growth Fund	92,504,195	(6,901,728)	3,761,800	(10,663,528)
RS Technology Fund	83,413,029	(10,554,753)	5,687,086	(16,241,839)
RS Partners Fund	1,497,877,665	(427,319,593)	79,031,332	(506,350,925)
RS Value Fund	1,915,514,408	(700,050,047)	57,294,465	(757,344,512)
RS Investors Fund	14,464,461	(5,273,249)	692,759	(5,966,008)
RS Global Natural Resources Fund	914,954,169	(82,239,967)	115,375,139	(197,615,106)
RS Large Cap Value Fund	58,964,772	(16,654,386)	1,820,507	(18,474,893)
RS Small Cap Core Equity Fund	101,170,826	(20,716,319)	3,653,219	(24,369,538)
RS Large Cap Alpha Fund	811,334,431	(158,679,069)	19,044,484	(177,723,553)
RS Equity Dividend Fund	8,078,105	(1,383,267)	242,778	(1,626,045)
RS S&P 500 Index Fund	92,522,640	(31,622,995)	8,172,987	(39,795,982)
RS Investment Quality Bond Fund	131,395,715	(6,343,920)	2,147,080	(8,491,000)
RS Low Duration Bond Fund	66,927,320	(77,750)	591,787	(669,537)
RS High Yield Bond Fund	85,102,840	(14,692,474)	648,288	(15,340,762)
RS Tax-Exempt Fund	133,901,226	2,595,291	3,244,866	(649,575)
RS Money Market Fund	564,339,855	—	—	—
RS International Growth Fund	47,605,564	(11,913,269)	2,944,418	(14,857,687)
RS Emerging Markets Fund	536,493,683	(147,075,746)	12,749,659	(159,825,405)

Restricted and Illiquid Securities

A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the guidelines and procedures adopted by the Funds’ Board of Trustees. See the table below for restricted and illiquid securities held at March 31, 2009.

Restricted and Illiquid Securities

Fund	Security	Shares/Principal Amount	Cost	Value	Acquisition Date	% of Fund’s Net Assets
RS Value Fund	Ivanhoe Nickel & Platinum Ltd.	698,422	$2,837,501	$1,173,349	4/25/97 - 5/7/98	0.10%
RS Global Natural Resources Fund	Ivanhoe Nickel & Platinum Ltd.	203,624	784,997	342,088	4/25/97 - 5/7/98	0.04%
RS Investment Quality Bond Fund	PPF Funding, Inc.	$200,000	199,964	141,946	4/4/07	0.12%
	Symetra Financial Corp.	$300,000	298,671	232,961	3/23/06	0.19%

Affiliated Issuers

If a Fund owns 5% or more of the outstanding voting shares of an issuer, the Fund’s investment represents an investment in an affiliated person as defined by the Investment Company Act of 1940, as amended. A summary of the Funds with transactions in the securities of affiliated issuers for the period ended March 31, 2009, is listed below:

Affiliated Issuers

Fund	Issuer	Number of Shares Held at Beginning of Period		Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Income	Value
RS Partners Fund	ACI Worldwide, Inc.	3,801,323		—	666,157	3,135,166	$—	$58,784,363
	AP Alternative Assets, L.P.	4,831,903		—	—	4,831,903	—	6,724,139
	Century Aluminum Co.	2,657,823		—	2,657,823	—	—	—
	Coinstar, Inc.	1,444,434		—	278,264	1,166,170	—	—	*
	Euronet Worldwide, Inc.	2,877,520		234,048	—	3,111,568	—	40,637,078
	Iconix Brand Group, Inc.	3,735,949		—	—	3,735,949	—	33,063,149
	MoneyGram International, Inc.	8,961,217		—	—	8,961,217	—	10,574,236
	Solutia, Inc.	4,631,696	**	945,730	5,577,426	—	—	—
	The Cooper Cos., Inc.	2,372,728		—	2,159,897	212,831	—	—	*

							$—	$149,782,965

RS Value Fund	Sunrise Senior Living, Inc.	3,712,784		—	—	3,712,784	—	2,524,693

							$—	$2,524,693

RS Global Natural Resources Fund	Century Aluminum Co.	2,644,752		—	2,644,752	—	—	—

							$—	$—

*	Issuer was not an affiliated issuer at March 31, 2009.

**	Issuer was not an affiliated issuer at December 31, 2008.

Fair Value Measurements

The Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•

Level 2 — inputs other than unadjusted quoted prices that are observable either directly or indirectly (including adjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A security’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

In determining a security’s placement within the hierarchy, the Trust separates the Funds’ investment portfolios into two categories: investments and financial instruments (e.g. futures).

Investments. Investments whose values are based on quoted market prices in active markets, and are therefore classified within level 1, include active listed equities, and certain fixed income securities. The Trust does not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities.

Investments classified within level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within level 3, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Trust in estimating the value of level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Financial Instruments. Exchange-traded derivatives, such as futures contracts and exchange traded option contracts, are typically classified within level 1 or level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within level 2.

Derivative Instruments and Hedging Activities

The Funds adopted FASB Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), effective January 1, 2009. FAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities.

The following is a summary of the fair valuation of the Funds’ derivative instruments categorized by risk exposure at March 31, 2009. Please see the Funds’ prospectus for information on the Funds’ policy regarding the objectives and strategies for using financial futures contracts.

Derivative Instrument Type	RS S&P 500 Index Fund
Financial Futures Contracts (S&P 500 Index)	$70,746

For information about the Funds’ policy regarding valuation of investments and other significant accounting policies please see the Funds’ most recent annual or semiannual reports to shareholders filed on the Securities and Exchange Commission’s Web site at http://www.sec.gov, or visit RS Investments’ Web site at www.RSinvestments.com.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officer have concluded, as of a date within 90 days of the filing of this report, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)), that the design and operation of such controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RS Investment Trust

By:	/s/ Terry R. Otton
Terry R. Otton, President (Principal Executive Officer)

Date: May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Terry R. Otton
Terry R. Otton, President (Principal Executive Officer)

Date: May 28, 2009

By:	/s/ James E. Klescewski
James E. Klescewski, Treasurer (Principal Financial Officer)

Date: May 28, 2009